Prospectus
                                                             INVESTOR A SHARES,
                                                               INVESTOR B SHARES
                                                          AND INVESTOR C SHARES
                                                                  AUGUST 1, 1998
                                                              AS SUPPLEMENTED ON
                                                                JANUARY 19, 1999

This Prospectus describes the investment portfolios listed in the column to the right (each a "Fund") of Nations Fund Trust, Nations Fund, Inc., and Nations Fund Portfolios, Inc. ("Nations Portfolios"), each an open-end management investment company in the Nations Funds Family ("Nations Funds" or "Nations Funds Family"). This Prospectus describes three classes of shares of each Fund -- Investor A Shares, Investor B Shares and Investor C Shares.

This Prospectus sets forth concisely the information about each Fund that a prospective purchaser of Investor A Shares, Investor B Shares and Investor C Shares (collectively "Investor Shares") should consider before investing. Investors should read this Prospectus and retain it for future reference. Additional information about Nations Fund Trust, Nations Fund, Inc., and Nations Portfolios is contained in a separate Statement of Additional Information (the "SAI"), that has been filed with the Securities and Exchange Commission (the "SEC") and is available upon request without charge by writing or calling Nations Funds at its address or telephone number shown below. The SAI for Nations Funds, dated August 1, 1998, is incorporated by reference in its entirety into this Prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference in this Prospectus and other information regarding registrants that file electronically with the SEC. NationsBanc Advisors, Inc. ("NBAI") is the investment adviser to each of the Funds. Gartmore Global Partners ("Gartmore") is the investment sub-adviser to Nations International Equity Fund, Nations Emerging Markets Fund, Nations Pacific Growth Fund and Nations International Growth Fund. Brandes Investment Partners, L.P. ("Brandes") is the investment sub-adviser to Nations International Value Fund and Marsico Capital Management, LLC ("Marsico Capital") is the investment sub-adviser to Nations Marsico Focused Equities Fund and Nations Marsico Growth & Income Fund. TradeStreet Investment Associates, Inc. ("TradeStreet") is the investment sub-adviser to all other Nations Funds. As used herein the term "Adviser" shall mean NBAI, Tradestreet, Gartmore, Brandes and/or Marsico Capital as the context may require, see "How The Funds Are Managed."

SHARES OF NATIONS FUNDS ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR ISSUED, ENDORSED OR GUARANTEED BY, NATIONSBANK, N.A. ("NATIONSBANK") OR BANK OF AMERICA NATIONAL TRUST AND SAVINGS ASSOCIATION OR ANY OF THEIR AFFILIATES. SUCH SHARES ARE NOT INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE FUNDS INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.


NATIONSBANK AND CERTAIN OF ITS AFFILIATES PROVIDE SERVICES TO NATIONS FUNDS, FOR WHICH THEY ARE COMPENSATED. STEPHENS INC., WHICH IS NOT AFFILIATED WITH NATIONSBANK, IS THE SPONSOR AND ADMINISTRATOR AND SERVES AS THE DISTRIBUTOR FOR NATIONS FUNDS.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

EQUITY FUNDS:
Nations Value Fund
Nations Equity Income Fund
Nations Emerging Growth Fund
Nations Small Company Growth Fund
Nations Disciplined Equity Fund
Nations Capital Growth Fund
Nations Marsico Focused Equities Fund
Nations Marsico Growth & Income Fund
Nations International Equity Fund
Nations International Growth Fund
Nations International Value Fund
Nations Emerging Markets Fund
Nations Pacific Growth Fund


BALANCED FUND:
Nations Balanced Assets Fund

For Fund information call:
1-800-321-7854


Nations Funds
c/o Stephens Inc.
One NationsBank Plaza
33rd Floor
Charlotte, NC 28255

(NATIONS FUNDS logo)

                                           Table Of Contents
                          Prospectus Summary                                  3
                          -----------------------------------------------------
About The
  Funds                   Expenses Summary                                    5
                          -----------------------------------------------------

                          Objectives                                         14
                          -----------------------------------------------------

                          How Objectives Are Pursued                         15
                          -----------------------------------------------------

                          How Performance Is Shown                           30
                          -----------------------------------------------------

                          How The Funds Are Managed                          32
                          -----------------------------------------------------

                          Organization And History                           38
                          -----------------------------------------------------

About Your                How To Buy Shares                                  40
 Investment               -----------------------------------------------------

                          Investor A Shares -- Charges and Features          43
                          -----------------------------------------------------

                          Investor B Shares -- Charges and Features          46
                          -----------------------------------------------------

                          Investor C Shares -- Charges and Features          48
                          -----------------------------------------------------

                          How To Redeem Shares                               50
                          -----------------------------------------------------

                          How To Exchange Shares                             51
                          -----------------------------------------------------

                          Shareholder Servicing And Distribution Plans       53
                          -----------------------------------------------------

                          How The Funds Value Their Shares                   56
                          -----------------------------------------------------

                          How Dividends And Distributions Are Made;

                          Tax Information                                    56
                          -----------------------------------------------------

                          Financial Highlights                               57
                          -----------------------------------------------------

                          Appendix A -- Portfolio Securities                 99
                          -----------------------------------------------------

                          Appendix B -- Description Of Ratings              109
                          -----------------------------------------------------

                          NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE FUNDS' SAI INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY NATIONS FUNDS OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY NATIONS FUNDS OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

About The Funds

Prospectus Summary

o TYPE OF COMPANIES: Open-end management investment companies.

o INVESTMENT OBJECTIVES AND POLICIES:

o EQUITY FUNDS:

 o Nations Value Fund's investment objective is to seek growth of capital by investing in companies that are believed to be undervalued.

 o Nations Equity Income Fund's investment objective is to seek current income and growth of capital by investing primarily in companies with above-average dividend yields.

 o Nations Emerging Growth Fund's investment objective is to seek capital appreciation by investing in emerging growth companies that are believed to have superior long-term earnings growth prospects.

 o Nations Small Company Growth Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities.

 o Nations Disciplined Equity Fund's investment objective is to seek growth of capital by investing in companies that are expected to produce significant increases in earnings per share.

 o Nations Capital Growth Fund's investment objective is to seek growth of capital by investing in companies that are believed to have superior earnings growth potential.

 o Nations Marsico Focused Equities Fund's investment objective is to seek long-term growth of capital. It is a non-diversified fund that pursues its objective by normally investing in a core position of 20-30 common stocks.


 o Nations Marsico Growth & Income Fund's investment objective is to seek long-term growth of capital with a limited emphasis on income. Under normal circumstances, the Fund pursues its objective by investing up to 75% of its assets in equity securities selected primarily for their growth potential and at least 25% of its assets in securities that have income potential.

 o Nations International Equity Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of non-United States companies in Europe, Australia, the Far East and other regions, including developing countries.

 o Nations International Growth Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of companies domiciled in countries outside the United States and listed on major stock exchanges primarily in Europe and the Pacific Basin.

 o Nations International Value Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of foreign issuers, including emerging markets countries.

 o Nations Emerging Markets Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of companies in emerging markets countries, such as those in Latin America, Eastern Europe, the Pacific Basin, the Far East, Africa and India.

 o Nations Pacific Growth Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of companies in the Pacific Basin and the Far East (excluding Japan).

o BALANCED FUND:

 o Nations Balanced Assets Fund's investment objective is to seek total return by investing in equity and fixed income securities.

o INVESTMENT ADVISER: NationsBanc Advisors, Inc. serves as the investment adviser to the Funds. NBAI provides investment management services to more than 60 investment company portfolios in the Nations Funds Family. TradeStreet Investment Associates, Inc., an affiliate of NBAI, provides investment sub-advisory services to certain of the Funds, Gartmore Global Partners, provides investment sub-advisory services to Nations International Equity Fund, Nations Emerging Markets Fund, Nations Pacific Growth Fund and Nations International Growth Fund, Brandes Investment Partners, L.P. provides investment sub-advisory services to Nations International Value Fund and Marsico Capital Management, LLC provides investment sub-advisory services to Nations Marsico Focused Equities Fund and Nations Marsico Growth & Income Fund. For more information about the investment adviser and investment sub-advisers to the Nations Funds, see "How The Funds Are Managed."

o DIVIDENDS AND DISTRIBUTIONS: Dividends from net investment income are declared and paid monthly by Nations Capital Growth Fund, Nations Disciplined Equity Fund, Nations Equity Income Fund, Nations Value Fund and Nations Small Company Growth Fund. Dividends from net investment income are declared and paid annually by Nations International Growth Fund and Nations International Value Fund. All other Equity Funds and the Balanced Fund declare and pay dividends from net investment income each calendar quarter. Each Fund's net realized capital gains, including net short-term capital gains are distributed at least annually.

o RISK FACTORS: Although NBAI, together with the sub-advisers, seek to achieve the investment objective of each Fund, there is no assurance that they will be able to do so. Investments in a Fund are not insured against loss of principal. Investments by a Fund in common stocks and other equity securities are subject to stock market risk, which is the risk that the value of the stocks the Fund holds may decline over short or even extended periods. The U.S. stock markets tend to be cyclical, with periods when stock prices generally rise and periods when prices generally decline. As of the date of this Prospectus, the stock markets, as measured by the S&P 500 Index (as defined below) and other commonly used indices, were trading at or close to record levels. There can be no guarantee that these levels will continue. In addition, certain of the Funds may invest in securities of smaller and newer issuers. Investments in such companies may present greater opportunities for capital appreciation because of high potential earnings growth, but also present greater risks than investments in more established companies with longer operating histories and greater financial capacity. Investments by a Fund in debt securities are subject to interest rate risk, which is the risk that increases in market interest rates will adversely affect a Fund's investments in debt securities. The value of a Fund's investments in debt securities, including U.S. Government
  Obligations (as defined below), will tend to decrease when interest rates rise and increase when interest rates fall. In general, longer-term debt instruments tend to fluctuate in value more than shorter-term debt instruments in response to interest rate movements. In addition, debt securities which are not issued or guaranteed by the U.S. Government are subject to credit risk, which is the risk that the issuer may not be able to pay principal and/or interest when due. Certain of the Funds' investments may constitute derivative securities. Certain types of derivative securities can, under particular circumstances, significantly increase an investor's exposure to market and other risks. Certain of the Funds invest in foreign securities which present additional risks associated with international investing, including, among others, heightened economic and political risk, as well as foreign currency risk. For a discussion of these and other fac-tors, see "How Objectives Are Pursued -- Risk Considerations", "How Objectives Are Pursued -- Special Risk Considerations Relevant to an Investment in the International Funds" and "Appendix A."

o MINIMUM PURCHASE: $1,000 minimum initial investment per record holder except that the minimum initial investment is: $500 for Individual Retirement Account ("IRA") investors; $250 for non-working spousal IRAs; and $100 for investors participating on a monthly basis in the Systematic Investment Plan. There is no minimum investment amount for investments by certain 401(k) and employee pension plans or salary reduction. The minimum subsequent investment is $100, except for investments pursuant to the Systematic Investment Plan. See "How To Buy Shares."

  Expenses Summary

Expenses are one of several factors to consider when investing in the Funds. The following tables summarize shareholder transaction and operating expenses for Investor A Shares, Investor B Shares and Investor C Shares of the Funds. The Examples show the cumulative expenses attributable to a hypothetical $1,000 investment in the Funds over specified periods.


NATIONS FUNDS EQUITY FUNDS INVESTOR A SHARES



                                                                            Nations                            Nations   Nations
                                                       Nations    Nations    Small       Nations    Nations    Marsico   Marsico
                                             Nations    Equity   Emerging   Company   Disciplined   Capital    Focused    Growth
Shareholder Transaction                       Value     Income    Growth     Growth      Equity      Growth   Equities   & Income
Expenses                                      Fund       Fund      Fund       Fund        Fund        Fund      Fund       Fund
Maximum Sales Load Imposed on
 Purchases (as a percentage of offering
 price)                                    5.75%      5.75%     5.75%      5.75%     5.75%         5.75%     5.75%      5.75%
-----------------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (as a
 percentage of the lower of the original
 purchase price or redemption proceeds)(1) 1.00%      1.00%     1.00%      1.00%     1.00%         1.00%     1.00%      1.00%
-----------------------------------------------------------------------------------------------------------------------------------
Redemption Fees Payable to the Fund        None(2)    None(2)   None(2)  None(2)   None(2)      None(2)   None(2)     None(2)

Annual Fund Operating
Expenses
(as a percentage of average
net assets)
Management Fees (After Fee Waivers)         .75%       .63%      .75%       .75%      .75%          .75%      .85%       .85%
-----------------------------------------------------------------------------------------------------------------------------------
Rule 12b-1 Fees (Including Shareholder
 Servicing Fees)                            .25%       .25%      .25%       .25%      .25%          .25%      .25%       .25%
-----------------------------------------------------------------------------------------------------------------------------------
Other Expenses (After Expense
 Reimbursements)                            .19%       .23%      .23%       .20%      .23%          .20%      .40%       .40%
-----------------------------------------------------------------------------------------------------------------------------------
Total Operating Expenses (After Fee
 Waivers and Expense Reimbursements)       1.19%      1.11%     1.23%      1.20%     1.23%         1.20%     1.50%      1.50%

(1) Certain Investor A Shares that are purchased at net asset value are subject to a Deferred Sales Charge if redeemed within two years of purchase. See "Sales Charges".
(2) There is a 1% redemption fee retained by the Fund or Funds which is imposed only on certain redemptions by investors investing $1 million or more ("Substantial Investors") in Investor A Shares held less than 18 months and purchased between July 31, 1997 and November 15, 1998. See "How To Redeem Shares -- Redemption Fee."

             NATIONS FUNDS EQUITY/BALANCED FUNDS INVESTOR A SHARES


                                           Nations        Nations          Nations        Nations        Nations      Nations
Shareholder                            International   International   International     Emerging       Pacific      Balanced
Transaction Expenses                    Equity Fund     Growth Fund      Value Fund    Markets Fund   Growth Fund   Assets Fund
Maximum Sales Load Imposed on
 Purchases (as a percentage of
 offering price)                      5.75%           5.75%           5.75%           5.75%          5.75%         5.75%
-----------------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (as a
 percentage of the lower of the
 original purchase price or
 redemption proceeds)(1)              1.00%           1.00%           1.00%           1.00%          1.00%         1.00%
-----------------------------------------------------------------------------------------------------------------------------------
Redemption Fees Payable to the Fund   None(2)         None(2)        None(2)         None(2)        None(2)       None(2)

Annual Fund
Operating Expenses
(as a percentage of average net
assets)
Management Fees (After Fee Waivers)    .90%            .90%            .90%           1.10%           .90%          .75%
-----------------------------------------------------------------------------------------------------------------------------------
Rule 12b-1 Fees (Including
 Shareholder Servicing Fees) (After
 Fee Waivers)                          .25%            .25%            .25%            .25%           .25%          .25%
-----------------------------------------------------------------------------------------------------------------------------------
Other Expenses (After Expense
 Reimbursements)                       .24%            .22%            .22%            .47%           .47%          .33%
-----------------------------------------------------------------------------------------------------------------------------------
Total Operating Expenses (After Fee
 Waivers and Expense
 Reimbursements)                      1.39%           1.37%           1.37%           1.82%          1.62%         1.33%

(1) Certain Investor A Shares that are purchased at net asset value are subject to a Deferred Sales Charge if redeemed within two years of purchase. See "Sales Charges".
(2) There is a 1% redemption fee retained by the Fund or Funds which is imposed only on certain redemptions by investors investing $1 million or more ("Substantial Investors") in Investor A Shares held less than 18 months and purchased between July 31, 1997 and November 15, 1998. See "How To Redeem Shares -- Redemption Fee."

                 NATIONS FUNDS EQUITY FUNDS INVESTOR B SHARES


                                                                  Nations                            Nations   Nations
                                             Nations    Nations    Small       Nations    Nations    Marsico   Marsico
Shareholder                        Nations    Equity   Emerging   Company   Disciplined   Capital    Focused   Growth &
Transaction                         Value     Income    Growth     Growth      Equity      Growth   Equities    Income
Expenses                            Fund       Fund      Fund       Fund        Fund        Fund      Fund       Fund
Sales Load Imposed on
 Purchases                        None      None       None      None        None        None       None      None
-------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales
 Charge
 (as a percentage of the lower
 of the original purchase price
 or redemption proceeds)(1)      5.00%      5.00%     5.00%      5.00%     5.00%         5.00%     5.00%      5.00%
Annual Fund
Operating
Expenses
(as a percentage of average
net assets)
Management Fees (After Fee
 Waivers)                         .75%       .63%      .75%       .75%      .75%          .75%      .85%       .85%
-------------------------------------------------------------------------------------------------------------------------
Rule 12b-1 Fees                   .75%       .75%      .75%       .75%      .75%          .75%      .75%       .75%
-------------------------------------------------------------------------------------------------------------------------
Other Expenses
 (After Expense
 Reimbursements)                  .19%       .23%      .23%       .20%      .23%          .20%      .40%       .40%
-------------------------------------------------------------------------------------------------------------------------
 Shareholder Servicing Fees       .25%       .25%      .25%       .25%      .25%          .25%      .25%       .25%
-------------------------------------------------------------------------------------------------------------------------
Total Operating Expenses
 (After Fee Waivers
 and Expense
 Reimbursements)                 1.94%      1.86%     1.98%      1.95%     1.98%         1.95%     2.25%      2.25%

(1) Investor B Shares purchased prior to January 1, 1996 or after July 31, 1997 are subject to the Deferred Sales Charge as set forth in the applicable schedule. The Maximum Deferred Sales Charge for the Funds is 5.00% in the first year after purchase, declining to 1.00% in the sixth year after purchase and eliminated thereafter. For the applicable Deferred Sales Charge schedule see "How to Redeem Shares -- Contingent Deferred Sales Charge."

             NATIONS FUNDS EQUITY/BALANCED FUNDS INVESTOR B SHARES


                                                Nations        Nations          Nations      Nations     Nations   Nations
                                            International   International   International   Emerging    Pacific    Balanced
                                                Equity          Growth          Value        Markets     Growth     Assets
                                                 Fund            Fund            Fund         Fund        Fund       Fund
Shareholder
Transaction Expenses
Sales Load Imposed on Purchases            None            None            None             None        None       None
--------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (as a
 percentage of the lower of the original
 purchase price or redemption proceeds)(1) 5.00%           5.00%           5.00%           5.00%      5.00%       5.00%

Annual Fund
Operating Expenses
(as a percentage of average
net assets)
Management Fees                             .90%            .90%            .90%           1.10%       .90%        .75%
--------------------------------------------------------------------------------------------------------------------------
Rule 12b-1 Fees (After Fee Waivers)         .75%            .75%            .75%            .75%       .75%        .75%
--------------------------------------------------------------------------------------------------------------------------
Other Expenses (After Expense
 Reimbursements)                            .24%            .22%            .22%            .47%       .47%        .33%
--------------------------------------------------------------------------------------------------------------------------
 Shareholder Servicing Fees                 .25%            .25%            .25%            .25%       .25%        .25%
--------------------------------------------------------------------------------------------------------------------------
Total Operating Expenses (After Fee
 Waivers and Expense Reimbursements)       2.14%           2.12%           2.12%           2.57%      2.37%       2.08%

(1) Investor B Shares purchased prior to January 1, 1996 or after July 31, 1997 are subject to the Deferred Sales Charge as set forth in the applicable schedule. The Maximum Deferred Sales Charge for the Funds is 5.00% in the first year after purchase, declining to 1.00% in the sixth year after purchase and eliminated thereafter. For the applicable Deferred Sales Charge schedule see "How to Redeem Shares -- Contingent Deferred Sales Charge."

                 NATIONS FUNDS EQUITY FUNDS INVESTOR C SHARES



                                                                             Nations                            Nations
                                                        Nations    Nations    Small       Nations    Nations   Marsico
Shareholder                                              Equity   Emerging   Company   Disciplined   Capital   Focused
Transaction                                  Nations     Income    Growth     Growth      Equity      Growth   Equities
Expenses                                   Value Fund     Fund      Fund       Fund        Fund        Fund      Fund
Sales Load Imposed on Purchases           None       None       None      None        None        None       None
-------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (as a
 percentage of the lower of the original
 purchase price or redemption
 proceeds)(1)                             1.00%        1.00%     1.00%      1.00%     1.00%         1.00%     1.00%

Annual Fund
Operating
Expenses
(as a percentage of average net
assets)
Management Fees (After Fee Waivers)        .75%         .63%      .75%       .75%      .75%          .75%      .85%
-------------------------------------------------------------------------------------------------------------------------
Rule 12b-1 Fees                            .50%         .53%      .75%       .50%      .75%          .75%      .75%
-------------------------------------------------------------------------------------------------------------------------
Other Expenses (After Expense
 Reimbursements)                           .19%         .23%      .23%       .20%      .23%          .20%      .40%
-------------------------------------------------------------------------------------------------------------------------
 Shareholder Servicing Fees                .25%         .25%      .25%       .25%      .25%          .25%      .25%
-------------------------------------------------------------------------------------------------------------------------
Total Operating Expenses (After Fee
 Waivers and Expense
 Reimbursements)                          1.69%        1.64%     1.98%      1.70%     1.98%         1.95%     2.25%

(1) Investor C Shares that are purchased at net asset value are subject to a Deferred Sales Charge if redeemed within one year of purchase.

             NATIONS FUNDS EQUITY/BALANCED FUNDS INVESTOR C SHARES



                                Nations
                                Marsico      Nations          Nations        Nations       Nations   Nations
Shareholder                    Growth &   International   International   International   Emerging   Pacific     Nations
Transaction                     Income        Equity          Growth          Value        Markets    Growth    Balanced
Expenses                         Fund          Fund            Fund            Fund         Fund       Fund    Assets Fund
Sales Load Imposed on
 Purchases                     None         None            None            None          None      None        None
Maximum Deferred Sales
 Charge (as a percentage of
 the lower of the original
 purchase price or
 redemption proceeds)(1)       1.00%      1.00%           1.00%           1.00%           1.00%      1.00%     1.00%
Annual Fund
Operating
Expenses
(as a percentage of
average net assets)
Management Fees (After Fee
 Waivers)                      .85%       .90%            .90%            .90%           1.10%       .90%      .75%
Rule 12b-1 Fees                .75%       .75%            .75%            .75%            .75%       .75%      .75%
Other Expenses (After
 Expense Reimbursements)       .40%       .24%            .22%            .22%            .47%       .47%      .33%
 Shareholder Servicing Fees    .25%       .25%            .25%            .25%            .25%       .25%      .25%
Total Operating Expenses
 (After Fee Waivers and
 Expense Reimbursements)      2.25%      2.14%           2.12%           2.12%           2.57%      2.37%     2.08%

(1) Investor C Shares that are purchased at net asset value are subject to a Deferred Sales Charge if redeemed within one year of purchase.


Examples: You would pay the following expenses on a $1,000 investment in Investor A Shares of the indicated Fund, assuming (1) a 5% annual return and
(2) redemption at the end of each time period.



                                                                                                Nations
                                                       Nations                                 Marsico
                           Nations        Nations       Small         Nations      Nations     Focused
              Nations       Equity       Emerging      Company     Disciplined     Capital     Equities
            Value Fund   Income Fund   Growth Fund   Growth Fund   Equity Fund   Growth Fund     Fund
           ------------ ------------- ------------- ------------- ------------- ------------- ---------
1 Year         $ 69          $ 68          $ 69          $ 69          $ 69          $ 69        $ 72
--------------------------------------------------------------------------------------------------------
3 Years        $ 93          $ 91          $ 94          $ 93          $ 94          $ 93        $102
--------------------------------------------------------------------------------------------------------
5 Years        $119          $115          $121          $120          $121          $120        $135
--------------------------------------------------------------------------------------------------------
10 Years       $194          $185          $198          $195          $198          $195        $226

             Nations
             Marsico      Nations          Nations                       Nations                   Nations
            Growth &   International   International      Nations       Emerging     Nations     Balanced
             Income        Equity          Growth      International    Markets      Pacific      Assets
              Fund          Fund            Fund         Value Fund       Fund     Growth Fund     Funds
1 Year        $ 72          $ 71            $ 71            $ 71          $ 75         $ 73        $ 70
----------------------------------------------------------------------------------------------------------
3 Years       $102          $ 99            $ 98            $ 98          $111         $106        $ 97
----------------------------------------------------------------------------------------------------------
5 Years       $135          $129            $128            $128          $150         $141        $126
----------------------------------------------------------------------------------------------------------
10 Years      $226          $215            $213            $213          $259         $239        $208

You would pay the following expenses on a $1,000 investment in Investor B Shares of the indicated Fund, assuming (1) a 5% annual return and (2) redemption at the end of each time period.



                                              Nations                            Nations
                        Nations     Nations    Small       Nations    Nations    Marsico
              Nations    Equity    Emerging   Company   Disciplined   Capital    Focused
              Value      Income     Growth     Growth      Equity      Growth   Equities
               Fund       Fund       Fund       Fund        Fund        Fund      Fund
1 Year         $ 70       $ 69       $ 70      $  70        $ 70        $ 70      $ 73
-------------------------------------------------------------------------------------------
3 Years        $ 91       $ 88       $ 92      $  91        $ 92        $ 91      $100
-------------------------------------------------------------------------------------------
5 Years        $125       $121       $127      $ 125        $127        $125      $140
-------------------------------------------------------------------------------------------
10 Years       $207       $198       $211      $ 208        $211        $208      $240


              Nations
             Marsico      Nations          Nations                      Nations    Nations    Nations
            Growth &   International   International      Nations       Emerging   Pacific   Balanced
             Income        Equity          Growth      International    Markets     Growth    Assets
              Fund          Fund            Fund         Value Fund       Fund       Fund      Fund
1 Year        $ 73          $ 72            $ 72            $ 72          $ 76       $ 74      $ 71
-------------------------------------------------------------------------------------------------------
3 Years       $100          $ 97            $ 96            $ 96          $110       $104      $ 95
-------------------------------------------------------------------------------------------------------
5 Years       $140          $135            $134            $134          $157       $147      $132
-------------------------------------------------------------------------------------------------------
10 Years      $240          $228            $226            $226          $272       $252      $222

You would pay the following expenses on a $1,000 investment in Investor B Shares of the indicated Fund, assuming (1) a 5% annual return and (2) no redemption.



                                                                                                  Nations
                                                                            Nations    Nations    Marsico
                               Nations        Nations    Nations Small   Disciplined   Capital    Focused
             Nations Value      Equity       Emerging       Company         Equity      Growth   Equities
                 Fund        Income Fund   Growth Fund    Growth Fund        Fund        Fund      Fund
1 Year           $ 20            $ 19          $ 20           $ 20           $ 20        $ 20      $ 23
----------------------------------------------------------------------------------------------------------
3 Years          $ 61            $ 58          $ 62           $ 61           $ 62        $ 61      $ 70
----------------------------------------------------------------------------------------------------------
5 Years          $105            $101          $107           $105           $107        $105      $120
----------------------------------------------------------------------------------------------------------
10 Years         $207            $198          $211           $208           $211        $208      $240

              Nations
             Marsico      Nations          Nations                       Nations   Nations    Nations
             Growth    International   International      Nations       Emerging   Pacific   Balanced
            & Income       Equity          Growth      International    Markets     Growth    Assets
              Fund          Fund            Fund         Value Fund       Fund       Fund      Funds
1 Year        $ 23          $ 22            $ 22            $ 22          $ 26       $ 24      $ 21
-------------------------------------------------------------------------------------------------------
3 Years       $ 70          $ 67            $ 66            $ 66          $ 80       $ 74      $ 65
-------------------------------------------------------------------------------------------------------
5 Years       $120          $115            $114            $114          $137       $127      $112
-------------------------------------------------------------------------------------------------------
10 Years      $240          $228            $226            $226          $272       $252      $222

You would pay the following expenses on a $1,000 investment in Investor C Shares of the indicated Fund, assuming (1) a 5% annual return and (2) redemption at the end of each time period.



                                                                                                  Nations
                                                                                                  Marsico
                           Nations        Nations    Nations Small      Nations      Nations      Focused
               Nations      Equity       Emerging       Company      Disciplined     Capital     Equities
            Value Fund   Income Fund   Growth Fund    Growth Fund    Equity Fund   Growth Fund     Fund
1 Year         $ 27          $ 27          $ 30           $ 27           $ 30          $ 30        $ 33
-----------------------------------------------------------------------------------------------------------
3 Years        $ 53          $ 52          $ 62           $ 54           $ 62          $ 61        $ 70
-----------------------------------------------------------------------------------------------------------
5 Years        $ 92          $ 89          $107           $ 92           $107          $105        $120
-----------------------------------------------------------------------------------------------------------
10 Years       $201          $195          $232           $202           $232          $228        $260


              Nations
             Marsico
             Growth       Nations          Nations        Nations         Nations       Nations       Nations
            & Income   International   International   International     Emerging       Pacific      Balanced
              Fund      Equity Fund     Growth Fund      Value Fund    Markets Fund   Growth Fund   Assets Fund
1 Year        $ 33          $ 32            $ 32            $ 32           $ 36           $ 34         $ 31
---------------------------------------------------------------------------------------------------------------
3 Years       $ 70          $ 67            $ 66            $ 66           $ 80           $ 74         $ 65
---------------------------------------------------------------------------------------------------------------
5 Years       $120          $115            $114            $114           $137           $127         $112
---------------------------------------------------------------------------------------------------------------
10 Years      $260          $248            $246            $246           $292           $272         $242

You would pay the following expenses on a $1,000 investment in Investor C Shares of the indicated Fund, assuming (1) a 5% annual return and (2) no redemption.



                                                                                                  Nations
                                                                                                  Marsico
                           Nations        Nations    Nations Small      Nations      Nations      Focused
               Nations      Equity       Emerging       Company      Disciplined     Capital     Equities
            Value Fund   Income Fund   Growth Fund    Growth Fund    Equity Fund   Growth Fund     Fund
1 Year         $ 17          $ 17          $ 20           $ 17           $ 20          $ 20        $ 23
------------------------------------------------------------------------------------------------------------
3 Years        $ 53          $ 52          $ 62           $ 54           $ 62          $ 61        $ 70
------------------------------------------------------------------------------------------------------------
5 Years        $ 92          $ 89          $107           $ 92           $107          $105        $120
------------------------------------------------------------------------------------------------------------
10 Years       $201          $195          $232           $202           $232          $228        $260

              Nations
             Marsico
             Growth       Nations          Nations        Nations          Nations      Nations        Nations
            & Income   International   International   International     Emerging       Pacific      Balanced
              Fund      Equity Fund     Growth Fund      Value Fund    Markets Fund   Growth Fund   Assets Fund
1 Year        $ 23          $ 22            $ 22            $ 22           $ 26           $ 24         $ 21
----------------------------------------------------------------------------------------------------------------
3 Years       $ 70          $ 67            $ 66            $ 66           $ 80           $ 74         $ 65
----------------------------------------------------------------------------------------------------------------
5 Years       $120          $115            $114            $114           $137           $127         $112
----------------------------------------------------------------------------------------------------------------
10 Years      $260          $248            $246            $246           $292           $272         $242

The purpose of the foregoing tables is to assist an investor in understanding the various shareholder transaction and operating expenses that an investor in Investor Shares will bear either directly or indirectly. The figures contained in the above tables are based on amounts incurred during each Fund's most recent fiscal year and have been adjusted as necessary to reflect current service provider fees. There is no assurance that any fee waivers and/or reimbursements will continue. In particular, to the extent Other Expenses are less than those shown, waivers and/or reimbursements of Management Fees, if any, may decrease. Shareholders will be notified of any decrease that materially increases Total Operating Expenses. If fee waivers and/or expense reimbursements are decreased or discontinued, the amounts contained in the "Examples" above may increase. Long-term shareholders of the Funds could pay more in sales charges than the economic equivalent of the maximum front-end sales charges applicable to mutual funds sold by members of the National Association of Securities Dealers, Inc. For more complete descriptions of the Funds' operating expenses, see "How The Funds Are Managed." For a more complete description of the Rule 12b-1 and shareholder servicing fees payable by the Funds, see "Shareholder Servicing And Distribution Plan."

Absent fee waivers, "Management Fees" and "Total Operating Expenses" for Investor A Shares of the indicated Fund would have been as follows: Nations International Value Fund 1.00% and 1.47%, respectively.

Absent expense reimbursements, "Other Expenses" and "Total Operating Expenses" for Investor A Shares of the indicated Fund would have been as follows: Nations Value Fund -- .20% and 1.20%, respectively; Nations International Growth --
 .27% and 1.42%, respectively; Nations Marsico Focused Equities Fund -- .67% and 1.77%, respectively; and Nations Marsico Growth & Income Fund -- 1.12% and 2.22%.

Absent fee waivers and expense reimbursements, "Management Fees," "Other Expenses" and "Total Operating Expenses" for Investor A Shares of the indicated Fund would have been as follows: Nations Small Company Growth Fund -- 1.00%,
 .26% and 1.51%, respectively.

Absent fee waivers, "Management Fees" and "Total Operating Expenses" for Investor B Shares of Nations International Value Fund would have been 1.00% and 2.22%, respectively.

Absent expense reimbursements, "Other Expenses" and "Total Operating Expenses" for Investor B Shares of the indicated Fund would have been as follows: Nations Value Fund -- .20% and 1.95%, respectively; Nations International Growth --
 .27% and 2.17%, respectively; Nations Marsico Focused Equities Fund -- .67% and 2.52%, respectively; and Nations Marsico Growth & Income Fund -- 1.12% and 2.97%, respectively.

Absent fee waivers and expense reimbursements, "Management Fees, " "Other Expenses" and "Total Operating Expenses" for Investor B Shares of Nations Small Company Growth Fund would have been 1.00%, .26% and 2.26%, respectively.

Absent fee waivers, "Management Fees" and "Total Operating Expenses" for Investor C Shares of Nations International Value Fund would have been 1.00% and 2.22%, respectively.

Absent expense reimbursements, "Other Expenses" and "Total Operating Expenses" for Investor C Shares of the indicated Fund would have been as follows: Nations International Growth -- .27% and 2.17%, respectively, Nations Marsico Focused Equities Fund -- .67% and 2.52%, respectively, and Nations Marsico Growth & Income Fund -- 1.12% and 2.97%, respectively.

Absent fee waivers, "12b-1 Fees" and "Total Operating Expenses" for Investor C Shares of Nations Equity Income Fund would have been .75% and 1.86%, respectively.

Absent expense reimbursements and fee waivers, "12b-1 Fees, "Other Expenses" and "Total Operating Expenses" for Investor C Shares of Nations Value Fund would have been .75%, .20% and 1.95%, respectively.

Absent expense reimbursement and fee waivers, "Management Fees" "12b-1 Fees," "Other Expenses" and "Total Operating Expenses" for Investor C Shares of Nations Small Company Growth Fund would have been 1.00%, .75%, .26% and 2.26%, respectively.

Effective May 1999, it is anticipated that certain voluntary Total Operating Expenses limits put in place in connection with the reorganization of The Pilot Funds into the Nations Funds will terminate with respect to the following
Funds: Nations Value Fund, Nations Equity Income Fund, Nations Disciplined Equity Fund, Nations Small Company Growth Fund and Nations International Growth Fund. For more information, see the SAI.

THE FOREGOING SHOULD NOT BE CONSIDERED TO BE AN ACTUAL REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES AND RATES OF RETURN MAY BE GREATER OR LESS THAN THOSE SHOWN.

  Objectives



EQUITY FUNDS:

NATIONS VALUE FUND: Nations Value Fund's investment objective is to seek growth of capital by investing in companies that are believed to be undervalued.

NATIONS EQUITY INCOME FUND: Nations Equity Income Fund's investment objective is to seek current income and growth of capital by investing primarily in companies with above-average dividend yields.

NATIONS EMERGING GROWTH FUND: Nations Emerging Growth Fund's investment objective is to seek capital appreciation by investing in emerging growth companies that are believed to have superior long-term earnings growth prospects.

NATIONS SMALL COMPANY GROWTH FUND: Nations Small Company Growth Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities.

NATIONS DISCIPLINED EQUITY FUND: Nations Disciplined Equity Fund's investment objective is to seek growth of capital by investing in companies that are expected to produce significant increases in earnings per share.

NATIONS CAPITAL GROWTH FUND: Nations Capital Growth Fund's investment objective is to seek growth of capital by investing in companies that are believed to have superior earnings growth potential.

NATIONS MARSICO FOCUSED EQUITIES FUND: Nations Marsico Focused Equities Fund's investment objective is to seek long-term growth of capital.

NATIONS MARSICO GROWTH & INCOME FUND: Nations Marsico Growth & Income Fund's investment objective is to seek long-term growth of capital with a limited emphasis on income.

NATIONS INTERNATIONAL EQUITY FUND: Nations International Equity Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of non-United States companies in Europe, Australia, the Far East and other regions, including developing countries.

NATIONS INTERNATIONAL GROWTH FUND: Nations International Growth Fund's investment objec-tive is to seek long-term capital growth by investing primarily in equity securities of companies domiciled in countries outside the United States and listed on major stock exchanges primarily in Europe and the Pacific Basin.

NATIONS INTERNATIONAL VALUE FUND: Nations International Value Fund's investment objective is to seek long-term capital appreciation by investing primarily in equity securities of foreign issuers, including emerging markets countries.

NATIONS EMERGING MARKETS FUND: Nations Emerging Markets Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of companies in emerging market countries, such as those in Latin America, Eastern Europe, the Pacific Basin, the Far East, Africa and India.

NATIONS PACIFIC GROWTH FUND: Nations Pacific Growth Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of companies in the Pacific Basin and the Far East (excluding Japan).


BALANCED FUND:

NATIONS BALANCED ASSETS FUND: Nations Balanced Assets Fund's investment objective is to seek total return by investing in equity and fixed income securities.

Although the Adviser seeks to achieve the investment objective of each Fund, there is no assurance that it will be able to do so. No single Fund should be considered, by itself, to provide a complete investment program for any investor. The net asset value of the shares of the Funds will fluctuate based on market conditions. Therefore, investors should not rely upon the Funds for short-term financial needs nor are the Funds meant to provide a vehicle for participating in short-term swings in the stock market. Investments in the Funds are not insured against loss of principal.

  How Objectives Are Pursued



EQUITY FUNDS:

NATIONS VALUE FUND: The Fund invests in stocks drawn from a broad universe of companies monitored by the Adviser. The Adviser closely monitors these companies, rating them for quality and projecting their future earnings and dividends as well as other factors. To qualify for purchase, an issuer would normally have a market capitalization of $500 million or more and have an average daily trading volume of at least $3 million. These requirements are generally considered by the Adviser to be adequate to support normal purchase and sale activity without materially affecting prevailing market prices of the issuer's shares. The Adviser also analyzes key financial ratios that measure the growth, profitability, and leverage of such issuers that it believes will help maintain a portfolio of above-average quality.


Stocks are selected from this universe based on the Adviser's judgment of their total return potential. The Adviser buys stocks that it believes are undervalued relative to the overall stock market. The principal factor considered by the Adviser in making these determinations is the ratio of a stock's price-to-earnings relative to corresponding ratios of other stocks issued by companies in the same industry or economic sector. The Adviser believes that companies with lower price-to-earnings ratios are more likely to provide better opportunities for capital appreciation. This "value" approach typically produces a dividend yield greater than the market average. The Adviser will attempt to temper risk by broad diversification among economic sectors and industries. Through this strategy, the Fund pursues above-average returns while seeking to avoid above-average risks.


The Fund invests under normal market conditions at least 65% of its total assets in common stocks. In addition to common stocks, the Fund also may invest in preferred stocks, securities convertible into common stock, and other types of securities having common stock characteristics (such as rights and warrants to purchase equity securities). Although the Fund invests primarily in publicly-traded common stocks of companies incorporated in the United States, the Fund may invest up to 20% of its assets in foreign securities. The Fund also may hold up to 20% of its total assets in obligations issued or guaranteed as to payment of principal and interest by the U.S. Government, its agencies or instrumentalities ("U.S. Government Obligations"), and investment grade securities of domestic companies. Obligations with the lowest investment grade rating (e.g. rated "BBB" by Standard & Poor's Corporation ("S&P") or "Baa" by Moody's Investor's Service, Inc. ("Moody's")) have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Adviser will consider such an event in determining whether the Fund should continue to hold the obligation. Unrated obligations may be acquired by the Fund if they are determined by the Adviser to be of comparable quality at the time of purchase to rated obligations that may be acquired.

The Fund may invest in various money market instruments and repurchase agreements. The Fund may invest without limitation in such instruments pending investment, to meet anticipated redemption requests, or as a temporary defensive measure if market conditions warrant.

NATIONS EQUITY INCOME FUND: The investment program of the Fund is based on several premises. First, that dividends are normally a more stable and predictable source of return than capital appreciation. While the price of a company's stock generally increases and decreases in response to short-term earnings and market fluctuations, its dividends are generally less volatile. Second, diversifying equity holdings in a manner that includes every major economic sector contributes to reduced volatility, without a commensurate reduction in investment return. Collectively, these traits may be combined in such a fashion as to produce a Fund with less volatility and which provides higher income than that of the stocks in the S&P 500 Composite Stock Price Index ("S&P 500 Index").(1)


---------------------
(1) "Standard & Poor's" and "Standard & Poor's 500" are trademarks of The McGraw-Hill Companies, Inc.

Typically, the Fund will own equity securities of 100-150 large capitalization, high quality companies. The Adviser considers large capitalization companies to be those with a market capitalization of $5 billion or more. The Fund's portfolio will seek to provide a yield which exceeds that produced by the stocks in the S&P 500 Index. Stocks are selected from a broad universe of such companies. The stock selection process is quantitatively based, using fundamental measures of valuation and growth. The process takes into account value factors such as book value, earnings yield and cash flow, which measure a stock's intrinsic worth versus its market price, as well as momentum characteristics such as price momentum, earnings growth and earning acceleration, which measure a stock relative to others in the industry.


To achieve its objective, the Fund, under normal circumstances, will invest at least 65% of its assets in income-producing common stocks, including securities convertible into or ultimately exchangeable for common stock (i.e., convertible bonds or convertible preferred stock), whose prospects for dividend growth and capital appreciation are considered favorable by the Adviser. The securities held by the Fund generally will be listed on a national exchange or, if not so listed, will usually have an established over-the-counter market.


In order to further enhance its income, the Fund also may invest its assets in fixed income securities (corporate and government bonds of various maturities), preferred stocks and warrants. The Fund may invest in debt securities that are considered investment grade (e.g. securities rated in one of the top four investment categories by S&P or Moody's, or if not rated, are of equivalent investment quality as determined by the Adviser). Obligations rated in the lowest of the top four investment grade rating categories (e.g., rated "BBB" by S&P or "Baa" by Moody's) have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations. The Fund also may invest up to 5% of its assets in debt securities that are rated below investment grade (e.g. rated "BB" by S&P or "Ba" by Moody's), or if not rated, are of equivalent investment quality as determined by the Adviser. Non-investment grade debt securities, sometimes referred to as "high yield bonds" or "junk bonds" tend to have speculative characteristics, generally involve more risk of principal and income than higher rated securities, and have yields and market values that tend to fluctuate more than higher quality securities. The Fund will invest in such high-yield debt securities only when the Adviser believes that the issue presents minimal credit risk. For a description of corporate debt ratings, see "Appendix B." Although the Fund invests primarily in securities of U.S. issuers, the Fund may invest up to 20% of its total assets in foreign securities. The Fund will treat foreign securities as illiquid unless there is an active and substantial secondary market for such securities.


The Fund may invest in various money market instruments and repurchase agreements. The Fund may invest without limitation in such instruments pending investment, to meet anticipated redemption requests, or as a temporary defensive measure if market conditions warrant.

NATIONS EMERGING GROWTH FUND: The Fund will invest in equity securities, consisting of common stocks, preferred stocks and convertible securities, such as warrants, rights and securities convertible into common stocks, selected from a universe of emerging growth companies monitored by the Adviser. Most of the companies will have revenues between $50 million and $1.5 billion and a debt ratio of less than 50% of capitalization. The universe focuses on companies with above average earnings growth rates and profit margins, yet the portfolio may include positions of special situation companies whose growth is expected to accelerate. These companies are believed to offer significant opportunities for capital appreciation and the Adviser will attempt to identify these opportunities before their potential is recognized by investors in general.


In managing the Fund, the Adviser applies a disciplined process with rigorous fundamental analysis providing the basis for stock selection. Its methodology combines fundamental, valuation and momentum-based disciplines in portfolio construction. First, the Adviser evaluates nearly 1500 stocks by using quantitative modeling techniques. Companies within this universe are analyzed using the following criteria: earnings growth trends, earnings momentum, earnings estimate trends, relative price performance and importantly, valuation or price/earnings ratios relative to forecasted earnings growth. Next, the Adviser conducts a bottom-up, fundamental analysis of each candidate company. This process, which involves using both internal and external research and conducting one on one conversations with senior company executives, requires several steps: gaining an understanding of the business, evaluating its growth potential, risks and competitive strengths, discussing its growth strategy with company management, and validating that strategy with third parties and the Adviser's network of regional brokerage research resources. Stocks are selected after this rigorous analysis only when their valuation is attractive relative to forecasted growth.

Under normal market conditions, the Fund invests at least 65% of its total assets in common stocks. The Fund may invest in various money market instruments and repurchase agreements. The Fund may invest without limitation in such instruments pending investment, to meet anticipated redemption requests, or as a temporary defensive measure if market conditions warrant.

The volatility of emerging growth stocks is greater than that of larger companies. Many of these stocks trade over-the-counter and may not have widespread interest among institutional investors. These securities may have larger potential for gains but also carry more risk if unexpected company developments adversely affect the stock prices. To help reduce risk, the Fund is diversified and typically invests in 75 to 130 companies which represent a broad range of industries and sectors, both in the United States and abroad. Although the Fund invests primarily in securities of U.S. issuers, it may invest up to 20% of its total assets in foreign securities.

NATIONS SMALL COMPANY GROWTH FUND: In pursuing its investment objective, under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities, consisting of common stocks, preferred stocks and convertible securities, such as warrants, rights and convertible debt. In addition, the Fund will invest at least 65% of its total assets in companies with a market capitalization of $1 billion or less.

The investment philosophy of the Small Company Growth Fund is based on the premise that stock prices are driven by earnings growth and that superior stock market returns occur when a company experiences rapid and accelerating earnings growth due to improving fundamentals.

In managing the Fund, the Adviser applies a disciplined process with rigorous fundamental analysis providing the basis for stock selection. Its methodology combines fundamental, valuation and momentum-based disciplines in portfolio construction. First, the Adviser evaluates nearly 5000 stocks by using quantitative modeling techniques. Companies with a market capitalization of less than $1 billion are analyzed using the following criteria: earnings growth trends, earnings momentum, earnings estimate trends, relative price performance and importantly, valuation or price/earnings ratios relative to forecasted earnings growth. Next, the Adviser conducts a bottom-up, fundamental analysis of each candidate company. This process, which involves using both internal and external research and conducting one on one conversations with senior company executives, requires several steps: gaining an understanding of the business, evaluating its growth potential, risks and competitive strengths, discussing the growth strategy with company management, and validating that strategy with third parties and the Adviser's network of regional brokerage research resources.


Overall, the Fund's strategy is to own those investments offering both attractive fundamental valuation and relatively good prospects for earnings improvement. Typically, two types of companies are candidates for purchase: (i) mature companies which may have fallen from a larger market value due to business difficulties, but which now exhibit improving prospects; and (ii) smaller or younger companies which are experiencing strong trends in earnings growth, but remain reasonably valued and therefore offer premium growth at a discount in comparison to other companies.


The Fund's weighted median capitalization generally is not expected to exceed 125% of the weighted median capitalization of the Russell 2000 Small Stock Index (the "Russell 2000") as measured on a quarterly basis, although this may vary from time to time. The volatility of the small cap growth stocks in which the Fund invests is greater than that of larger companies. Many of these stocks trade over-the-counter and may not have widespread interest among institutional investors. These securities may have larger potential for gains but also carry more risk if unexpected company developments adversely affect the stock prices. To help reduce risk, the Fund is diversified and typically invests in 75 to 130 companies which represent a broad range of industries and sectors, both in the United States and abroad.

The Fund may invest up to 35% of its total assets in securities of issuers with a market capitalization greater than $1 billion and in debt securities. However, the Fund will not invest more than 10% of its total assets in debt securities, unless the Fund assumes a temporary defensive position as discussed below. Debt securities, if any, purchased by the Fund will be rated "AA" or above by S&P or "Aa" or above by Moody's or, if unrated, determined by the Adviser to be of comparable quality. For temporary defensive purposes, the Fund may invest up to 100% of its total assets in debt securities. Debt securities in which the Fund may invest include short-term and intermediate-term obligations of corporations, the U.S. and foreign governments and international organizations (such as the International Bank for Reconstruction and Development (the "World Bank")), and money market instruments.

The Fund may invest in common stocks (including securities convertible into common stocks) of foreign issuers and rights to purchase common stock, options and futures contracts on securities, securities indexes and foreign currencies, securities lending, forward foreign exchange contracts and repurchase agreements. The Fund currently intends to limit any investment in foreign securities to 20% of total assets.

NATIONS DISCIPLINED EQUITY FUND: The investment philosophy of the Fund is based on the premise that companies with positive earnings trends also should experience positive trends in their share price. Based on this philosophy, the Fund invests primarily in the common stocks of companies that the Adviser believes are likely to experience significant increases in earnings. By pursuing this investment philosophy, the Fund seeks to provide investors with long-term capital appreciation which exceeds that of the S&P 500 Index.

In selecting stocks for the Fund, the Adviser utilizes quantitative analysis and optimization tools. This approach seeks to identify companies with improving profit potential through analysis of earnings forecasts issued by investment banks, broker/dealers and other investment professionals. The Adviser believes that companies experiencing such earnings trends have the potential to generate significant increases in per share earnings. The Adviser also believes that companies with increasing earnings should experience positive trends in their stock price. The quantitative analysis also includes ranking the attractiveness of equity securities according to a multi-factor valuation model. Both value and growth factors are considered in the ranking process. Value factors such as book value, earnings yield and cash flow measure a stock's intrinsic worth versus its market price, while growth characteristics such as price momentum, earnings growth and earnings acceleration measure a stock relative to others in the same industry. The objective is to maintain a broadly diversified portfolio which ranks in the top quartile on earnings momentum and in the top third on valuation. This approach generally produces a dividend yield less than the market average. Although this Fund seeks to invest in attractively priced securities with increasing earnings, its investment objective focuses on long-term capital appreciation; income is not an objective of this Fund.

Under normal market conditions, the Fund invests at least 65% of its total assets in common stocks of domestic issuers. With respect to the remainder of the Fund's assets, the Fund may invest in a broad range of equity and debt instruments, including preferred stocks, securities (debt and preferred stock) convertible into common stock, warrants and rights to purchase common stocks, options, U.S. government and corporate debt securities and various money market instruments. The Fund will invest primarily in medium- and large-sized companies (i.e. companies with market capitalizations of $1 billion or greater) that are determined to have favorable price-to-earnings ratios. The Fund also may invest in securities issued by companies with market capitalizations of less than $1 billion. The volatility of small-capitalization stocks is typically greater than that of larger companies. To help reduce risk, the Fund will invest in the securities of companies representing a broad range of industries and economic sectors.

The Fund's investments in debt securities, including convertible securities, will be limited to securities rated investment grade (e.g. securities rated in one of the top four investment categories by a nationally recognized statistical rating organization "NRSRO" or, if not rated, are of equivalent quality as determined by the Adviser). Obligations rated in the lowest of the top four investment grade rating categories have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations.


The Fund may invest up to 20% of its total assets in foreign securities. For temporary defensive purposes if market conditions warrant, the Fund may invest without limitation in preferred stocks, investment grade debt instruments, money market instruments and repurchase agreements.

NATIONS CAPITAL GROWTH FUND: The investment philosophy of the Fund is based on the belief that companies with superior growth characteristics selling at reasonable prices will, over time, outperform the market. Therefore, the Fund will generally seek to invest in larger capitalization, high-quality companies which possess above average earnings growth potential.


The Fund's equity investments will generally be made in companies which share some of the following characteristics:


o above-average earnings growth relative to the S&P 500 Index;


o established operating histories, strong balance sheets and favorable financial characteristics; and


o above-average return on equity relative to the S&P 500 Index.


In addition, the Fund's investment program enables it to invest in the following types of companies:


o companies that generate or apply new technologies, new and improved distribution techniques, or new services, such as those in the business equipment, electronics, specialty merchandising and health service industries;


o companies that own or develop natural resources, such as energy exploration companies;

o companies that may benefit from changing consumer demands and lifestyles, such as financial service organizations and telecommunication companies;

o foreign companies, including those in countries with more rapid economic growth than the U.S.;

o companies whose earnings growth is projected at a pace in excess of the average company (i.e., growth companies); and

o companies whose earnings are temporarily depressed and are currently out of favor with most investors.

Through intensive research, visits to many companies each year, and efficient response to changing market conditions, the Adviser seeks to make the most of the Fund's flexible charter.

Under normal market conditions, the Fund invests at least 65% of its total assets in common stocks. In addition to common stocks, the Fund also may invest in preferred stocks, securities convertible into common stocks and other types of securities having common stock characteristics (such as rights and warrants to purchase equity securities). Although the Fund invests primarily in publicly traded common stocks of companies incorporated in the United States, the Fund may invest up to 20% of its total assets in foreign securities.

The Fund also may invest in various money market instruments and repurchase agreements. The Fund may invest without limitation in such instruments pending investment, to meet anticipated redemption requests, or as a temporary defensive measure if market conditions warrant.


NATIONS MARSICO FOCUSED EQUITIES FUND: Nations Marsico Focused Equities Fund is a non-diversified fund that pursues its objective by normally investing in a core position of 20-30 common stocks. Under normal circumstances, the Fund invests at least 65% of its total assets in large capitalization common stocks selected for their growth potential. The Fund may invest to a lesser degree in other types of securities, including preferred stock, warrants, convertible securities and debt securities.

In building the portfolio, the Adviser seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. To identify such opportunities, the Adviser looks for a combination of four characteristics:

o Change -- The Adviser believes that extraordinary growth derives from products, markets and technologies that are in flux.

o Franchise -- The Adviser looks for strong brand franchises that can be leveraged in a changing global environment.

o Global reach -- The Adviser selects securities without geographic bias in the belief that the global market is both a source of growth opportunity and a hedge against fluctuations and dislocations of local markets.

o Themes -- The Adviser seeks companies that are moving with, not against, the major social, economic and cultural shifts taking place in the world.

Once an opportunity is identified, it is subjected to a disciplined analytic process including both "top-down" element and "bottom-up" elements. The "top-down" element of the process takes into consideration such macroeconomic factors as interest rates, inflation, the regulatory environment and the global competitive landscape, and also analyzes such factors as the most attractive global opportunities, industry consolidation and the sustainability of economic trends. With respect to the "bottom-up" element, the Adviser considers company fundamentals such as commitment to research, market franchise and management's strength and vision to determine the present and future value of the company as an investment.

Realization of income is not a significant investment consideration. Any income realized on the Fund's investments will be incidental to its objective.

NATIONS MARSICO GROWTH & INCOME FUND: Under normal circumstances, Nations Marsico Growth & Income Fund pursues its objective by investing up to 75% of its total assets in equity securities selected primarily for their growth potential and at least 25% of its total assets in securities that have income potential. The Fund typically emphasizes the growth component. However, in adverse market conditions, the Fund may reduce the growth component of its portfolio to 25% of its total assets. The Fund may invest in any combination of common stock, preferred stock, warrants, convertible securities and debt securities. However, it is expected that the Fund will emphasize investments in large capitalization common stocks. The Fund may shift assets between the growth and income components of its portfolio based on the Adviser's analysis of relevant market, financial and economic conditions. If the Adviser believes that growth securities will provide better returns than the yields then available or expected on income-producing securities, then the Fund will place a greater emphasis on the growth component. In building the portfolio, the Adviser seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. To identify such opportunities, the Adviser looks for a combination of four characteristics:

o Change -- The Adviser believes that extra-ordinary growth derives from products, markets and technologies that are in flux.

o Franchise -- The Adviser looks for strong brand franchises that can be leveraged in a changing global environment.

o Global reach -- The Adviser selects securities without geographic bias in the belief that the global market is both a source of growth opportunity and a hedge against fluctuations and dislocations of local markets.

o Themes -- The Adviser seeks companies that are moving with, not against, the major social, economic and cultural shifts taking place in the world.

Once an opportunity is identified, it is subjected to a disciplined analytic process including both "top-down" and "bottom-up" elements. The "top-down" element of the process takes into consideration such macroeconomic factors as interest rates, inflation, the regulatory environment and the global competitive landscape, and also analyzes such factors as the most attractive global opportunities, industry consolidation and the sustainability of economic trends. With respect to the "bottom-up" element, the Adviser considers company fundamentals such as commitment to research, market franchise and management's strength and vision to determine the present and future value of the company as an investment.

Because income is a part of the investment objective of the Fund, the Adviser may also consider dividend-paying characteristics in selecting equity securities for the Fund. The Fund may also find opportunities for capital growth from debt securities because of anticipated changes in interest rates, credit standing, currency relationships or other factors. Investors in the Fund should keep in mind that the Fund is not designed to produce a consistent level of income.

NATIONS INTERNATIONAL EQUITY FUND: The Fund intends to diversify investments broadly among countries and to normally invest in securities representing at least three different countries. The Fund may invest in companies in the Far East and Western Europe as well as Australia, Canada, and other areas (including developing countries). Under unusual circumstances, however, the Fund may invest substantially all of its assets in companies in one or two countries.


In seeking to achieve its objective, the Fund will invest at least 65% of its assets in common stocks of established non-United States companies that the Adviser believes have potential for growth of capital. The Fund may invest up to 35% of its assets in any other type of security including: convertible securities; preferred stocks; bonds, notes and other debt securities (including Eurodollar securities); and obligations of domestic or foreign governments and their political subdivisions.


The Fund also may invest in American Depository Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), European Depository Receipts ("EDRs"), American Depository Shares ("ADSs"), bonds, notes, other debt securities of foreign issuers, securities of foreign investment funds or trusts and real estate investment trust securities. For defensive purposes, the Fund may temporarily invest substantially all of its assets in U.S. financial markets or in U.S. dollar-denominated instruments.

NATIONS INTERNATIONAL GROWTH FUND: In pursuing its investment objective, under normal market conditions, the Fund will invest at least 65% of its total assets in foreign equity securities listed on major exchanges, consisting of common stocks, preferred stocks and convertible securities, such as warrants, rights and convertible debt. The Fund may purchase the stock of small-, mid- and large-capitalization companies.

The Fund may invest up to 35% of its total assets in securities of issuers domiciled in developing countries. These countries are generally located in Eastern Europe, the Asia-Pacific region, Latin and South America, Africa and, subject to approval by the Board of Directors, the former Soviet Union and the Middle East. Debt securities, if any, purchased by the Fund will be rated in the top two categories by an NRSRO or, if unrated, determined by the Adviser to be of comparable quality. For temporary defensive purposes, the Fund may invest up to 100% of its assets in debt and equity securities of U.S. issuers. Debt securities in which the Fund may invest include short-term and intermediate-term obligations of corporations, foreign governments and international organizations (such as the World Bank), including money market instruments.

The Fund may invest in common stocks (including securities convertible into common stocks) of foreign issuers and rights to purchase common stock, options and futures contracts on securities, securities indexes and foreign currencies, securities lending and repurchase agreements. The Fund also may invest in ADRs, GDRs, EDRs and ADSs.

For defensive purposes, the Fund may temporarily invest substantially all of its assets in U.S. financial markets or in U.S. dollar-denominated instruments.


NATIONS INTERNATIONAL VALUE FUND: The Fund will pursue its investment objective, under normal market conditions, by investing its assets in the securities of issuers located in at least three different foreign countries. Although the Fund may earn income from dividends, interest and other sources, income will be incidental to the Fund's investment objective. The Fund emphasizes investments in established companies, although it may invest in companies of various sizes as measured by assets, sales and capitalization.

The Fund intends to invest at least 65% of its total assets in equity securities of non-United States issuers whose market capitalizations exceed $1 billion at the time of purchase. These securities may include common stocks, preferred stocks, securities convertible into common stocks, shares of closed-end investment companies, ADRs, EDRs, and/or GDRs. Although the Fund intends to invest primarily in equity securities listed on stock exchanges, the Fund may also invest in equity securities traded in over the counter markets and in private placements. The Fund is not subject to any specific geographic diversification requirements. Countries in which the Fund may invest include, but are not limited to, the nations of Western Europe, North and South America, Australia, Africa, and Asia.


The Adviser's approach in selecting investments for the Fund is oriented to individual stock selection and is value driven as described below. Typically, no more than 5% of total Fund assets will be invested in any one equity security at the time of purchase. With respect to Fund investments in any particular country or industry, the Fund may typically invest up to the greater of either (a) 20% of its total assets in any particular country or industry at the time of purchase or (b) 150% of the weighting of such country or industry as represented in the Morgan Stanley Capital International ("MSCI") EAFE Index at the time of purchase, but in no event may the Fund invest more than 25% of its total assets, calculated at the time of purchase and taken at market value, in any one industry (other than U.S. Government securities). Generally, no more than 20% of the value of the Fund's total assets, measured at the time of purchase, may be invested in securities of companies located in emerging or developing countries. As used in this Prospectus, the term "emerging" or "developing" country applies to any country which is generally considered to be an emerging or developing country by the international financial community, which includes the World Bank and the International Finance Corporation. There are currently over 130 countries which are generally considered to be emerging or developing countries by the international financial community, approximately 40 of which currently have stock markets. These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most nations located in Western Europe. Currently, investing in many emerging countries is not feasible or may involve unacceptable political risks. Emerging markets securities pose greater liquidity and other risks than securities of companies located in developed countries and traded in more established markets.

The Adviser to the Fund is committed to the use of the Graham and Dodd-style value investing approach as introduced in the classic book SECURITY ANALYSIS. Using this philosophy, the Adviser views stocks as small pieces of businesses which are for sale. It seeks to purchase a diversified group of these businesses at prices its research indicates are below their true long-term, or intrinsic, value. By purchasing stocks whose current prices are believed to be below their intrinsic values, the Adviser seeks to secure not only a possible margin of safety against price declines, but also an attractive opportunity for profit over the business cycle.


In analyzing a company's long-term value, the Adviser uses sources of information such as company reports, filings with the SEC, computer databases, industry publications, general and business publications, brokerage firm research reports, and interviews with company management. Its focus is on fundamental characteristics of a company, including, but not limited to, book value, cash flow and capital structure, as well as management's record and broad industry issues. Once the intrinsic value of a company is estimated, this value is compared to the current price of the stock. If the price is appreciably lower than the indicated intrinsic value, the stock may be purchased.

During temporary defensive periods in response to unusual and adverse conditions affecting the equity markets, the Fund's assets may be invested without limitation in short-term debt instruments and in securities of United States issuers. In addition, when the Fund experiences large cash inflows from the issuance of new shares or the sale of portfolio securities, and desirable equity securities that are consistent with the Fund's investment objective are unavailable in sufficient quantities, the Fund may hold more than 35% of its assets in short-term debt instruments for a limited time pending availability of suitable equity securities. During normal market conditions, no more than 35% of the Fund's total assets will be invested in short-term debt instruments.


Subject to applicable securities regulations, the Fund may, for the purpose of hedging its portfolio, purchase and write covered call options on specific portfolio securities and may purchase and write put and call options on foreign stock indices listed on foreign and domestic stock exchanges. See "Appendix A" for additional information concerning the investment practices of the Fund.


NATIONS EMERGING MARKETS FUND: In seeking to achieve its objective, the Fund will invest under normal market conditions at least 65% of its total assets in equity securities of companies in emerging markets.


The Fund considers countries with emerging markets to include the following:
(i) countries with an emerging stock market as defined by the International Finance Corporation; (ii) countries with low- to middle-income economies according to the World Bank; and (iii) countries listed in World Bank publications as developing. The Adviser seeks to identify and invest in those emerging markets that have a relatively low gross national product per capita, compared to the world's major economies, and which exhibit potential for rapid economic growth. The Adviser believes that investment in equity securities of emerging market issuers offers significant potential for long-term capital appreciation.


Emerging market countries include, but are not limited to: Argentina, Brazil, Chile, China, the Czech Republic, Colombia, Ecuador, Greece, Hong Kong, Indonesia, India, Malaysia, Mexico, the Philippines, Poland, Portugal, Peru, Russia, Singapore, South Africa, Thailand, Taiwan and Turkey.


A company will be considered in a country, market or region if it conducts its principal business activities in the country, market or region. A company will be considered to conduct its principal business activities in a country, market or region if it derives a significant portion (at least 50%) of its revenues or profits from goods produced or sold, investments made, or services performed in such country, market or region or has at least 50% of its total assets situated in such country, market or region.


Equity securities of emerging market issuers may include common stocks, preferred stocks (including convertible preferred stocks) and warrants; bonds, notes and debentures convertible into common or preferred stock; equity interests in foreign investment funds or trusts and real estate investment trust securities. The Fund may invest in ADRs, GDRs, EDRs, and ADSs of such issuers.

The Fund also may invest in other types of instruments, including debt obligations. Debt obligations acquired by the Fund will be rated investment grade at the time of purchase by Moody's or S&P or, if unrated, determined by the Adviser to be comparable in quality to instruments so rated. Obligations with the lowest investment grade rating (e.g., rated "Baa" by Moody's or "BBB" by S&P) have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations. See "Appendix B" for a description of these ratings designations.


The Fund is a diversified fund that intends, under normal market conditions, to invest in at least three different countries, although it may, from time to time, invest all of its assets in a single country. If the Fund invests all or a significant portion of its assets at any time in a single country, events occurring in such country are more likely to affect the Fund's investments. For additional information concerning risk, see "Special Risk Considerations Relevant to an Investment in the International Funds," below. When allocating investments among individual countries, the Adviser will consider various criteria, such as the relative economic growth potential of the various economies and securities markets, expected levels of inflation, government policies influencing business conditions and the outlook for currency relationships.


For defensive purposes, the Fund may temporarily invest substantially all of its assets in U.S. financial markets or in U.S. dollar-denominated instruments.


NATIONS PACIFIC GROWTH FUND: The Fund seeks to achieve its objective by investing primarily in securities of issuers in the regions known as the Pacific Basin and the Far East. An issuer will be considered in a region if it conducts its principal business activities in the region. An issuer will be considered to conduct its principal business activities in a region if it derives a significant portion (at least 50%) of its revenues or profits from goods produced or sold, investments made, or services performed in such region or has at least 50% of its assets situated in such region. The Pacific Basin and Far East include Australia, Hong Kong, India, Indonesia, South Korea, Malaysia, New Zealand, Pakistan, the People's Republic of China, the Philippines, Singapore, Sri Lanka, Taiwan and Thailand and may include other markets that develop in the region. The Fund will not invest in securities of issuers in Japan.

The Fund will focus on equity securities, but may also invest in debt obligations. Such equity securities may include common stocks, preferred stocks (including convertible preferred stocks) and warrants; bonds, notes and debentures convertible into common or preferred stock; equity interests in foreign investment funds or trusts and real estate investment trust securities. Debt obligations acquired by the Fund will be rated investment grade at the time of purchase by Moody's or S&P or, if unrated, determined by the Adviser to be comparable in quality to instruments so rated. Obligations with the lowest investment grade rating (e.g., rated "Baa" by Moody's or "BBB" by S&P) have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations. See "Appendix B" for a description of these ratings designations.


In seeking to achieve its objective, the Fund will invest under normal market conditions at least 65% of its total assets in securities of issuers that conduct their principal business activities in countries of the Pacific Basin and Far East, except for Japan. Although the Fund may not invest in securities issued by companies that conduct their principal business activities in Japan, the Fund may invest in securities that are listed on a Japanese exchange.


The Fund is a diversified fund that intends, under normal market conditions, to invest in at least three different countries, although it may, from time to time, invest all of its assets in a single country. If the Fund invests all or a significant portion of its assets at any time in a single country, events occurring in such country are more likely to affect the Fund's investments. For additional information concerning risk, see "Special Risk Considerations Relevant to an Investment in the International Funds" below. When allocating investments among individual countries, the Adviser will consider various criteria, such as the relative economic growth potential of the various economies and securities markets, expected levels of inflation, government policies influencing business conditions and the outlook for currency relationships.

The Fund may invest in ADRs, GDRs, EDRs and ADSs. For defensive purposes, the Fund may temporarily invest substantially all of its assets in U.S. financial markets or in U.S. dollar-denominated instruments.

BALANCED FUND:

NATIONS BALANCED ASSETS FUND: In pursuing the Fund's objective, the Adviser will allocate the Fund's assets based upon its judgment of the relative valuation and the expected returns of the three major asset classes in which the Fund principally invests: common stocks, fixed income securities and cash equivalents. In assessing relative value and expected returns, the Adviser will evaluate current economic and financial market conditions (both domestically and internationally), current interest rate trends, earnings and dividend prospects for common stocks, and overall financial market stability. These asset classes are actively managed in an effort to maximize total return. In general, the Adviser believes that common stocks offer the best opportunity for long-term capital appreciation.

The Fund invests in common and preferred stocks of U.S. corporations and of foreign issuers, as well as securities convertible into common stocks, and other types of securities having common stock characteristics (such as rights and warrants to purchase equity securities) that meet the Adviser's stringent criteria. Fundamental research and valuation analysis are emphasized in the stock selection process. Stock holdings are typically those of seasoned, financially strong companies with favorable industry positioning.

Under normal circumstances, at least 25% of the total value of the Fund's assets will be invested in fixed income securities. The Fund may invest in government, corporate and municipal debt securities, as well as mortgage-backed and asset-backed securities. Most obligations acquired by the Fund will be issued by companies or governmental entities located within the United States. Debt obligations acquired by the Fund will be rated investment grade at the time of purchase by S&P, Moody's, Duff & Phelps Credit Rating Co. ("D&P"), Fitch IBCA ("Fitch") or Thomson BankWatch, Inc. ("BankWatch") or, if unrated, determined by the Adviser to be comparable in quality to instruments so rated. S&P, Moody's, D&P, Fitch and BankWatch are nationally recognized statistical rating organizations (collectively "NRSROs"). Obligations with the lowest investment grade rating (e.g. rated "BBB" by S&P or "Baa" by Moody's) have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations. See "Appendix B" for a description of these ratings designations. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Adviser will consider such an event in determining whether the Fund should continue to hold the obligation. Unrated obligations may be acquired by the Fund if they are determined by the Adviser to be of comparable quality at the time of purchase to rated obligations that may be acquired.


Although the Fund invests primarily in securities of U.S. issuers, the Fund may invest up to 25% of its total assets in foreign securities.


The Fund may invest in various money market instruments and repurchase agreements. The Fund may invest without limitation in such instruments pending investment, to meet anticipated redemption requests, or as a temporary defensive measure if market conditions warrant.

GENERAL: Each Equity Fund may invest in certain specified derivative securities, including: exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls to enhance return; and U.S. and foreign exchange-traded financial futures approved by the Commodity Futures Trading Commission (the "CFTC") and options thereon for market exposure risk management. Nations Balanced Assets Fund also may engage in reverse repurchase agreements and dollar roll transactions. Each Fund may lend its portfolio securities to qualified institutional investors and may invest in repurchase agreements, restricted, private placement and other illiquid securities. Each Equity Fund also may invest in real estate investment trust secu-rities. In addition, each Equity Fund may invest in securities issued by other investment companies, consistent with the Fund's investment objective and policies and repurchase agreements. Nations International Equity Fund, Nations International Growth Fund, Nations International Value Fund, Nations Pacific Growth Fund and Nations Emerging Markets Fund (collectively the "International Funds") may invest in forward foreign exchange contracts. For more information concerning these and other investments in which the Funds may invest and their investment practices, see "Appendix A."


Nations Value Fund, Nations Equity Income Fund, Nations Capital Growth Fund, Nations Emerging Growth Fund, Nations Small Company Growth Fund and Nations Disciplined Equity Fund are managed with careful consideration to the overall tax implications of portfolio activity.


The Adviser considers employing various techniques to minimize the distribution of capital gains to shareholders. These techniques, which the Adviser uses when consistent with each Fund's overall objectives and policies, may include:


o MANAGING PORTFOLIO TURNOVER. By appropriately limiting the number of buy and sell transactions, each Fund attempts to effectively manage its distribution of capital gains.


o SELLING SHARE LOTS THAT GENERATE THE LOWEST TAX BURDEN TO THE SHAREHOLDER. After the decision is made to sell a specific security, each Fund will endeavor to sell the shares that create the lowest potential tax burden to shareholders, as a general matter.


o OFFSETTING CAPITAL GAINS WITH CAPITAL LOSSES. Each Fund may, when prudent, sell securities in order to realize capital losses. Capital losses can be used to offset capital gains thus reducing capital gains distributions.


While each Fund seeks to minimize the distribution of capital gains, consistent with its investment objective, there can be no assurance that all taxable distributions to shareholders can be avoided. In addition, the ability to utilize these tax management techniques may be reduced or eliminated by future legislation, regulation, administrative interpretations or court decisions.

For more information concerning these and other instruments in which the Funds may invest and their investment practices, see "Appendix A."

PORTFOLIO TURNOVER: Generally, the Funds will purchase portfolio securities for capital appreciation or investment income, or both, and not for short-term trading profits. If a Fund's annual portfolio turnover rate exceeds 100%, it may result in higher brokerage costs and possible tax consequences for the Fund and its shareholders. For the Funds' portfolio turnover rates, see "Financial Highlights."

RISK CONSIDERATIONS: Investments by a Fund in common stocks and other equity securities are subject to stock market risk. The value of the stocks that a Fund holds, like the broader stock market, may decline over short or even extended periods. The U.S. stock markets tend to be cyclical, with periods when stock prices generally rise and periods when prices generally decline. As of the date of this Prospectus, the stock markets, as measured by the S&P 500 Index and other commonly used indices, were trading at or close to record levels. There can be no guarantee that these levels will continue.


The value of a Fund's investments in debt securities, including U.S. Government Obligations, will tend to decrease when interest rates rise and increase when interest rates fall. In general, longer-term debt instruments tend to fluctuate in value more than short-term debt instruments in response to interest rate movements. In addition, debt securities that are not backed by the U.S. Government are subject to credit risk, which is the risk that the issuer may not be able to pay principal and/or interest when due.


Certain of the Funds' investments constitute derivative securities, which are securities whose value is derived, at least in part, from an underlying index or reference rate. There are certain types of derivative securities that can, under certain circumstances, significantly increase a purchaser's exposure to market or other risks. The Adviser, however, only purchases derivative securities in circumstances where it believes such purchases are consistent with a Fund's investment objective and do not unduly increase the Fund's exposure to market or other risks. For additional risk information regarding the Funds' investments in particular instruments, see "Appendix A."


Certain of the Funds may invest in securities of smaller and newer issuers. Investments in such companies may present greater opportunities for capital appreciation because of high potential earnings growth, but also present greater risks than investments in more established companies with longer operating histories and greater financial capacity.


SPECIAL RISK CONSIDERATIONS RELEVANT TO AN INVESTMENT IN NATIONS MARSICO FOCUSED EQUITIES FUND AND NATIONS MARSICO GROWTH & INCOME FUND: Nations Marsico Focused Equities Fund, as a non-diversified fund, may invest in fewer issuers than a diversified fund, such as Nations Marsico Growth & Income Fund. Therefore, appreciation or depreciation of an investment in a single issuer could have a greater impact on the Fund's net asset value. Nations Marsico Focused Equities Fund reserves the right to become a diversified fund by limiting the investments in which more than 5% of its total assets are invested. The techniques employed by the Adviser in managing this Fund generally result in a portfolio of fewer holdings than that of other equity mutual funds. As a result, the net asset value of a share in the Fund tends to fluctuate more greatly than would otherwise be the case with an equity fund that invested more broadly. In other words, an investment in the Fund represents both greater risks and potential rewards than may be the case with an equity fund whose portfolio is more diversified.


Nations Marsico Focused Equities Fund and Nations Marsico Growth & Income Fund (together the "Marsico Funds") may also invest up to 25% of their assets in mortgage- and asset-backed securities, up to 10% of their assets in zero coupon, pay-in-kind and step coupon securities, and may invest without limit in indexed/structured securities. The Marsico Funds will invest no more than 35% of their assets in high-yield/high-risk securities. The Marsico Funds may also purchase high-grade commercial paper, certificates of deposit, and repurchase agreements. The Marsico Funds may also invest in short-term debt securities as a means of receiving a return on idle cash. See "Appendix B" for a description of ratings.

When the Adviser believes that market conditions are not favorable for profitable investing or when the Adviser is otherwise unable to locate favorable investment opportunities, the Marsico Funds may hold cash or cash equivalents and invest without limit in U.S. Government Obligations and short-term debt securities or money market instruments if the Adviser determines that a temporary defensive position is advisable or to meet anticipated redemption requests. In other words, the Funds do not always stay fully invested in stocks and bonds. Cash or similar investments are a residual -- they represent the assets that remain after the Adviser has committed available assets to desirable investment opportunities. When the Marsico Funds' cash position increases, it may not participate in stock market advances or declines to the extent that it would if it remained more fully invested in common stocks.

The Marsico Funds may invest up to 25% of their assets in foreign equity and debt securities. The Funds may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares, and passive foreign investment companies. Foreign securities are generally selected on a company-by-company basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. The Marsico Funds may use options, futures, forward currency contracts and other types of derivatives for hedging purposes. The Marsico Funds may purchase securities on a when-issued, delayed delivery or forward commitment basis.

SPECIAL RISKS CONSIDERATIONS RELEVANT TO AN INVESTMENT IN THE INTERNATIONAL
FUNDS: Investors should understand and consider carefully the special risks involved in foreign investing. Such risks include, but are not limited to: (1) restrictions on foreign investment and repatriation of capital; (2) fluctuations in currency exchange rates, which can significantly affect a Fund's share price; (3) costs of converting foreign currency into U.S.

dollars and U.S. dollars into foreign currencies; (4) greater price volatility and less liquidity; (5) settlement practices, including delays, which may differ from those customary in U.S. markets; (6) exposure to political and economic risks, including the risk of nationalization, expropriation of assets and war; (7) possible impositions of foreign taxes and exchange control and currency restrictions; (8) lack of uniform accounting, auditing and financial reporting standards; (9) less governmental supervision of securities markets, brokers and issuers of securities; (10) less financial information available to investors; and (11) difficulty in enforcing legal rights outside the United States.

The expenses to individual investors of investing directly in foreign securities are very high relative to similar costs for investing in U.S. securities. While the International Funds offer a more efficient way for individual investors to participate in foreign markets, their expenses, including custodial fees, are also typically higher than those of domestic equity mutual funds.


Certain of the risks associated with investments by the International Funds in foreign securities are heightened with respect to investment in developing countries and emerging markets countries. Political and economic structures in many emerging markets countries may be undergoing significant evolution and rapid development, and may lack the social, political and economic stability characteristic of more developed countries. Investing in emerging markets securities also involves risks which are in addition to the usual risks inherent in foreign investments. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be traded internationally and some countries with emerging securities markets have sustained long periods of substantially high inflation or rapid fluctuation in inflation rates which can have negative effects on a country's economy or securities markets.


In addition to the general risks inherent in foreign investing, investors should understand and consider carefully the special risks involved in investing in Eastern Europe, the Pacific Basin and the Far East. Economic and political reforms in Eastern Europe are still in their infancy. As a result, investment in such countries could be deemed to be highly speculative and could result in losses to the Fund and, thus, to its shareholders. Countries in the Pacific Basin and Far East are in various stages of economic development, ranging from emerging markets to mature economies, but each has unique risks. Most countries in this region are heavily dependent on international trade, and some are especially vulnerable to recessions in other countries. Many of these countries are also sensitive to world commodity prices. Some countries that have experienced rapid growth may still have obsolete financial systems, economic problems or archaic legal systems. In addition, many of these nations are experiencing political and social uncertainties. See "Appendix A" for additional discussion of the risks associated with an investment in the International Funds.

YEAR 2000 ISSUE: Many computer programs employed throughout the world use two digits to identify the year. Unless modified, these programs may not correctly handle the change from "99" to "00" on January 1, 2000, and may not be able to perform necessary functions. Any failure to adapt these programs in time could hamper the Funds' operations. The Funds' principal service providers have advised the Funds that they have been actively working on implementing necessary changes to their systems, and that they expect that their systems will be adapted in time, although there can be no assurance of success. Because the Year 2000 issue affects virtually all organizations, the companies or governmental entities in which the Funds invest could be adversely impacted by the Year 2000 issue, although the extent of such impact cannot be predicted. To the extent the impact on a portfolio holding is negative, a Fund's return could be adversely affected.

INVESTMENT LIMITATIONS: Each Fund is subject to a number of investment limitations. The following investment limitations are matters of fundamental policy and may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding shares. Other investment limitations that cannot be changed without such a vote of shareholders are described in the SAI.


Each Fund (except Nations International Value Fund) may not:

1. Purchase any securities which would cause 25% or more of the value of the Fund's total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal activities in the same industry. (For purposes of this limitation, U.S. Government securities and tax-exempt securities issued by state or municipal governments and their political subdivisions are not considered members of any industry.)

2. Make loans, except that a Fund may purchase and hold debt instruments (whether such instruments are part of a public offering or privately placed), may enter into repurchase agreements and may lend portfolio securities in accordance with its investment policies.

3. Except for Nations Marsico Focused Equities Fund, purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 5% of the value of such Fund's total assets would be invested in the securities of such issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to these limitations and with respect to 75% of such Fund's assets, such Fund will not hold more than 10% of the voting securities of any issuer.

Nations Marsico Focused Equities Fund may not:

Purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 25% of the value of a Fund's total assets would be invested in the securities of one issuer, and with respect to 50% of such Fund's total assets, more than 5% of its assets would be invested in the securities of one issuer.

Nations International Growth Fund may not:

Borrow money except as a temporary measure and then only in amounts not exceeding 5% of the value of the Fund's total assets or from banks or in connection with reverse repurchase agreements provided that immediately after such borrowing, all borrowings of the Fund do not exceed one-third of the Fund's total assets and no purchases of portfolio instruments will be made while the Fund has borrowings outstanding in an amount exceeding 5% of its total assets.

Nations Small Company Growth Fund may not:


Borrow money except as a temporary measure for extraordinary or emergency purposes or except in connection with reverse repurchase agreements and mortgage rolls; provided that the Fund will maintain asset coverage of 300% for all borrowings.


Nations International Value Fund may not:


1. Invest 25% or more of its total assets in one or more issuers conducting their principal business activities in the same industry (with certain exceptions).


2. Purchase securities of any one issuer (with certain exceptions, including U.S. Government securities) if more than 5% of the Fund's total assets will be invested in the securities of any one issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to the 5% limitation. The Fund may not purchase more than 10% of the outstanding voting securities of any issuer subject, however, to the foregoing 25% exception.


3. Borrow money except for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing. Whenever borrowings exceed 5% of the Fund's total assets, the Fund will not make any investments.


If a percentage limitation has been met at the time an investment is made, a subsequent change in that percentage that is the result of a change in value of a Fund's portfolio securities does not mean that the limitation has been violated.


The investment objective and policies of each Fund, unless otherwise specified, are non-fundamental and may be changed without shareholder approval. Shareholders of Nations Small Company Growth Fund and Nations International Growth Fund, however, must receive at least 30 days' prior written notice in the event an investment objective is changed. If the investment objective or policies of a Fund change, shareholders should consider whether the Fund remains an appropriate investment in light of their then current positions and needs.

     How Performance Is Shown

From time to time, the Funds may advertise the "total return" and "yield" on a class of shares. TOTAL RETURN AND YIELD FIGURES ARE BASED ON HISTORICAL DATA AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The "total return" of a class of shares of a Fund may be calculated on an average total return basis or an aggregate total return basis. Average annual total return refers to the average annual compounded rates of return over one-, five-, and ten-year periods or the life of a Fund (as stated in a Fund's advertisement) that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment (reflecting the deduction of any applicable contingent deferred sales charge ("CDSC")), assuming the reinvestment of all dividend and capital gain distributions. Aggregate total return reflects the total percentage change in the value of the investment over the measuring period again assuming the reinvestment of all dividends and capital gain distributions. Total return may also be presented for other periods or may not reflect a deduction of any applicable CDSC.


"Yield" is calculated by dividing the annualized net investment income per share during a recent 30-day (or one month) period of a class of shares of a Fund by the maximum public offering price per share on the last day of that period. The yield on a class of shares does not reflect deduction of any applicable CDSC.


BRANDES COMPOSITE PERFORMANCE: Set forth below is certain performance data relating to the composite of certain international equity accounts of clients of Brandes and the Brandes Institutional International Equity Fund, an open-end management investment company (the "Brandes Composite"); and the Morgan Stanley Capital International European, Australasian and Far Eastern Index (the "MSCI EAFE Index"). The performance data for the Brandes Composite is deemed relevant because the accounts and mutual fund in the Brandes Composite have investment objectives and policies that are substantially similar to those of Nations International Value Fund, and are managed by Brandes using substantially similar, but not identical, investment strategies, policies and techniques as those used in managing Nations International Value Fund. The data below regarding the Brandes Composite and the MSCI EAFE Index should not be considered as an indication of future performance of Nations International Value Fund or of Brandes. The accounts that are included in the Brandes Composite are not subject to the same types of expenses to which Nations International Value Fund is subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on Nations International Value Fund by the 1940 Act or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the Brandes Composite could have been adversely affected if the accounts included in the Brandes Composite had been regulated as investment companies or subject to the Fund's expenses. In addition, the results presented below for the Brandes Composite may not necessarily equate with the return experienced by any particular account of Brandes.


AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS INDICATED THROUGH
MARCH 31, 1998


                    One                     Five      Since
                    Year     Three Year     Year     Inception
Brandes
  Composite*     32.81%      23.15%       18.85%      18.56%
----------------------------------------------------------------
MSCI EAFE
  Index**        18.61%      10.57%       11.93%       6.98%

ANNUAL TOTAL RETURNS


                         MSCI
             Brandes     EAFE
Year      Composite*    Index**
-------------------------------

1997      20.00%        1.78%
-------------------------------
1996      16.34%        6.05%
-------------------------------
1995      13.75%       11.21%
-------------------------------
1994      -2.98%        7.78%
-------------------------------
1993      40.86%       32.56%
-------------------------------
1992       6.28%      -12.17%
-------------------------------
1991      40.17%       12.13%

  * The returns above were calculated on a time- and asset-weighted total return basis, assuming reinvestment of all dividends, interest and income, realized and unrealized gains or losses and are net of all applicable expenses, including investment advisory fees, brokerage commission and execution costs, custodial fees and any applicable foreign withholding taxes, without provision of any federal or state income taxes. The Brandes Composite results include all actual, fee-paying and non-fee-paying, fully discretionary accounts under management by Brandes for at least one month beginning July 1, 1990, having substantially the same investment objectives, policies, techniques and restrictions, other than client accounts denominated in currencies other than U.S. dollars. The Brandes Composite results also include performance data relating to the Brandes Institutional International Equity Fund since its inception on January 2, 1997.
 ** The MSCI EAFE Index is an unmanaged index consisting of securities listed on exchanges in European, Australasian and Far Eastern markets and includes dividends and distributions, but does not reflect fees, brokerage commissions or other expenses of investing.


MARSICO PRIOR PERFORMANCE: Mr. Thomas Marsico is responsible for the investment program of the Marsico Funds. Prior to forming Marsico Capital, Mr. Marsico served as Portfolio Manager of the Janus Twenty Fund from January 31, 1988 through August 11, 1997, and served in the same capacity for the Janus Growth and Income Fund from May 31, 1991, (inception) through August 11, 1997. The average annual returns for the Janus Twenty Fund and the Janus Growth and Income Fund ("Janus Funds") from the date on which Mr. Marsico began serving as Portfolio Manager of each Janus Fund through August 7, 1997 were 22.38% and 21.19%, respectively. On August 11, 1997, the date on which Mr. Marsico ceased serving as the Portfolio Manager to both the Janus Twenty Fund and the Janus Growth and Income Fund, the Janus Twenty Fund had approximately $6 billion in net assets, and the Janus Growth and Income Fund had approximately $1.7 billion in net assets. As Executive Vice President and Portfolio Manager of the Janus Twenty Fund and the Janus Growth and Income Fund, Mr. Marsico had full discretionary authority over the selection of investments for those funds. Average annual returns for the one-year, three-year and five-year periods ended August 7, 1997, and for the period during which Mr. Marsico managed those funds compared with the performance of the S&P 500 Index were:



                           Janus           Janus
                          Twenty         Growth and            S&P 500
                         Fund (a)    Income Fund (a)          Index (b)
--------------------------------------------------------------------------
One Year                48.21%       47.77%              46.41%
  (8/8/96 - 8/7/97)
--------------------------------------------------------------------------
Three Years             32.07%       31.13%              30.63%
  (8/11/94 - 8/7/97)
--------------------------------------------------------------------------
Five Years              20.02%       21.16%              20.98%
  (8/13/92 - 8/7/97)
--------------------------------------------------------------------------
During Period of        22.38%       21.19%              Janus Twenty:
  Management by                                          18.20%(c)
  Mr. Marsico                                            Janus Growth
  (through 8/7/97)                                       and Income:
                                                         18.59%(d)

(a) Average annual total return reflects changes in share prices and reinvestment of dividends and distributions and is net of fund expenses.
(b) The S&P 500 Index is adjusted to reflect reinvestment of dividends.
(c) This figure represents the average annual return of the S&P 500 Index during the period that Mr. Marsico managed the Janus Twenty Fund through August 7, 1997.
(d) This figure represents the average annual return of the S&P 500 Index during the period that Mr. Marsico managed the Janus Growth and Income Fund through August 7, 1997.


The Janus Twenty Fund has substantially similar investment policies, strategies, and objectives as those of Nations Marsico Focused Equities Fund, while the investment policies, strategies, and objectives of the Janus Growth and Income Fund are substantially similar to those of Nations Marsico Growth & Income Fund. Historical performance is not indicative of future performance. For a majority of the periods shown above, the expenses of the Janus Twenty Fund and the Janus Growth and Income Fund were lower than the anticipated expenses of Nations Marsico Focused Equities Fund and Nations Marsico Growth & Income Fund, respectively. Higher expenses, of course, would have resulted in lower performance. The Janus Twenty Fund and the Janus Growth and Income Fund are separate funds and their historical performance is not indicative of the potential performance of Nations Marsico Focused Equities Fund and Nations Marsico Growth & Income Fund, respectively. The Janus Twenty Fund and the Janus Growth and Income Fund were the only investment vehicles that Mr. Marisco managed during the period he was employed at Janus Capital Corporation that have substantially similar objectives, policies, and strategies as those of the Funds. Share prices and investment returns will fluctuate reflecting market conditions, as well as changes in company-specific fundamentals of portfolio securities.

Investment performance, which will vary, is based on many factors, including market conditions, the composition of a Fund's portfolios and the Fund's operating expenses. Investment performance also often reflects the risks associated with such Fund's investment objective and policies. These factors should be considered when comparing a Fund's investment results to those of other mutual funds and other investment vehicles. Since yields fluctuate, yield data cannot necessarily be used to compare an investment in the Funds with bank deposits, savings accounts, and similar investment alternatives which often provide an agreed-upon or guaranteed fixed yield for a stated period of time. Any fees charged by a selling agent and/or servicing agent directly to its customers' accounts in connection with investments in the Funds will not be included in calculations of total return or yield.


In addition to Investor Shares, the Funds generally offer Primary A and Primary B Shares. Certain Funds, however, do not offer shares in every class. Each class of shares may bear different sales charges, shareholder servicing fees and other expenses, which may cause the performance of a class to differ from the performance of the other classes. Performance quotations will be computed separately for each class of a Fund's shares. Any quotation of total return or yield not reflecting CDSCs would be reduced if such sales charges were reflected. Each Fund's annual report contains additional performance information and is available upon request without charge from the Funds' distributor or an investors' Agent (as defined below). To obtain additional information regarding the Funds' other classes of shares which may be available to you or to obtain the Funds' annual report, call Nations Funds at the toll-free number indicated on the cover of this Prospectus.

How The Funds Are Managed

The business and affairs of Nations Fund Trust, Nations Fund, Inc. and Nations Portfolios are managed under the direction of their Board of Trustees and Boards of Directors, respectively. The SAI contains the names of and general background information concerning each Director/Trustee of Nations Fund, Inc., Nations Portfolios and Nations Fund Trust, respectively.


As described below, each Fund is advised by NBAI which is responsible for the overall management and supervision of the investment management of each Fund. Each Fund also is sub-advised by a separate investment sub-adviser, which as a general matter is responsible for the day-to-day investment decisions for the respective Fund.


Nations Funds and the Adviser have adopted codes of ethics which contain policies on personal securities transactions by "access persons," including portfolio managers and investment analysts. These policies substantially comply in all material respects with the recommendations set forth in the May 9, 1994 Report of the Advisory Group on Personal Investing of the Investment Company Institute.

INVESTMENT ADVISER: NationsBanc Advisors, Inc., serves as investment adviser to the Funds. NBAI is an indirect wholly owned subsidiary of NationsBank, which in turn is a wholly owned banking subsidiary of BankAmerica Corporation, a bank holding company organized as a Delaware corporation. NBAI has its principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255.


TradeStreet Investment Associates, Inc. with principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255, serves as investment sub-adviser to all of the Funds except for those Funds listed below, for which Gartmore, Brandes or Marsico capital serve as investment sub-adviser.

TradeStreet is a wholly owned subsidiary of NationsBank. TradeStreet provides investment management services to individuals, corporations and institutions.

Gartmore Global Partners, with principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255, serves as investment sub-adviser to Nations International Equity Fund, Nations Emerging Markets Fund, Nations Pacific Growth Fund and Nations International Growth Fund, pursuant to investment sub-advisory agreements. Gartmore is a joint venture structured as a general partnership between NB Partner Corp., a wholly owned subsidiary of NationsBank, and Gartmore U.S. Limited, an indirect, wholly owned subsidiary of Gartmore Investment Management plc ("Gartmore plc"), a UK company which is the holding company for a leading UK based international fund management group of companies. National Westminster Bank plc and affiliated entities (collectively, "NatWest") own 100% of the equity of Gartmore plc.


Brandes Investment Partners, L.P., with principal offices at 12750 High Bluff Drive, San Diego, California 92130, serves as investment sub-adviser to Nations International Value Fund pursuant to an investment sub-advisory agreement.


Marsico Capital Management, LLC, located at 1200 17th Street, Suite 1300, Denver Colorado 80202, serves as the investment sub-adviser to Nations Marsico Focused Equities Fund and Nations Marisco Growth & Income Fund pursuant to an investment sub-advisory agreement. On November 10, 1998, NationsBank announced its intention to exercise an option to purchase 50% ownership of Marsico Capital. Pursuant to the 1940 Act, the exercise of that option would be deemed to cause a "change in control" of Marsico Capital, resulting in the automatic termination of Marsico Capital's investment sub-advisory agreement. In order for Marsico Capital to continue serving as the investment sub-adviser to Nations Marsico Focused Equities Fund and Nations Marsico Growth & Income Fund after the option is exercised, the shareholders of Nations Marsico Focused Equities Fund and Nations Marsico Growth & Income Fund must approve the continuation of the investment sub-advisory agreement. Early in 1999, it is expected that Nations Fund Trust will call a special meeting of shareholders seeking their approval for the continuation of the Marsico Capital investment sub-advisory agreement.


Subject to the general supervision of Nations Fund Trust's Board of Trustees, and Nations Fund, Inc.'s and Nations Portfolios' Boards of Directors, and in accordance with each Fund's investment policies, the Adviser formulates guidelines and lists of approved investments for each Fund, makes decisions with respect to and places orders for each Fund's purchases and sales of portfolio securities and maintains records relating to such purchases and sales. The Adviser is authorized to allocate purchase and sale orders for portfolio securities to certain financial institutions, including, in the case of agency transactions, financial institutions which are affiliated with the Adviser or which have sold shares in such Funds, if the Adviser believes that the quality of the transactions and the commissions are comparable to what they would be with other qualified brokerage firms. From time to time, to the extent consistent with its investment objective, policies and restrictions, each Fund may invest in securities of companies with which NationsBank has a lending relationship.


For the services provided and expenses assumed pursuant to various investment advisory agreements, NBAI is entitled to receive advisory fees, computed daily and paid monthly, at the annual rates of: .75% of the average daily net assets of each of Nations Capital Growth Fund, Nations Emerging Growth Fund, Nations Disciplined Equity Fund, Nations Value Fund and Nations Balanced Assets Fund; 1.00% each of the average daily net assets of Nations Small Company Growth Fund; and Nations International Value Fund; .90% of each of Nations International Equity Fund's, Nations International Growth Fund's and Nations Pacific Growth Fund's average daily net assets; 1.10% of the average daily net assets of Nations Emerging Markets Fund; .85% each of the average daily net assets of Nations Marsico Focused Equities Fund and Nations Marsico Growth & Income Fund; and .75% of the first $100 million of Nations Equity Income Fund's average daily net assets, plus .70% of the Fund's average daily net assets in excess of $100 million and up to $250 million, plus .60% of the Fund's average daily net assets in excess of $250 million.

For the services provided pursuant to investment sub-advisory agreements, NBAI will pay TradeStreet sub-advisory fees, computed daily and paid monthly, at the annual rates of: .20% of Nations Equity Income Fund's average daily net assets and .25% of Nations Value Fund's, Nations Balanced Assets Fund's, Nations Capital Growth Fund's, Nations Emerging Growth Fund's, Nations Small Company Growth Fund's and Nations Disciplined Equity Fund's average daily net assets.


For services provided pursuant to investment sub-advisory agreements, NBAI will pay Gartmore sub-advisory fees, computed daily and paid monthly, at the annual rates of: .70% of Nations International Equity Fund's, Nations Pacific Growth Fund's and Nations International Growth Fund's average daily net assets; and
 .85% of Nations Emerging Markets Fund's average daily net assets.


For services provided pursuant to an investment sub-advisory agreement, NBAI will pay Brandes sub-advisory fees, computed daily and paid monthly, at the annual rate of .50% of Nations International Value Fund's average daily net assets.


For the services provided pursuant to an investment sub-advisory agreement, NBAI will pay Marsico Capital sub-advisory fees, computed daily and paid monthly, at the annual rate of .45% of Nations Marsico Focused Equities Fund's average daily net assets and .45% of Nations Marsico Growth & Income Fund's average daily net assets.


From time to time, NationsBank (and/or TradeStreet, Gartmore, Brandes or Marsico Capital) may waive or reimburse (either voluntarily or pursuant to applicable state limitations) advisory fees and/or expenses payable by a Fund.


For the fiscal period from April 1, 1997 to March 31, 1998, after waivers, Nations Fund Trust paid NBAI under the investment advisory agreement, advisory fees at the indicated rates of the following Funds' average daily net assets:
Nations Value Fund -- .75%, Nations Capital Growth Fund -- .75%, Nations Emerging Growth Fund -- .75%, Nations Disciplined Equity Fund -- .75%, and Nations Balanced Assets Fund -- .75%.

For the fiscal period from December 31, 1997 to March 31, 1998, after waivers, Nations Fund Trust paid NBAI under the investment advisory agreement, advisory fees at the indicated rates of the following Funds' average daily net assets:
Nations Marsico Focused Equities Fund -- .85% and Nations Marsico Growth & Income Fund -- .00%.


For the fiscal period from April 1, 1997 to March 31, 1998, after waivers, Nations Fund, Inc. paid NBAI under the investment advisory agreement, advisory fees at the indicated rate of the following Funds' average daily net assets:
Nations International Equity Fund -- .90%, Nations International Growth Fund --
 .87%, Nations Equity Income -- .64%, and Nations Small Company Growth Fund -- .70%.


For the fiscal period from April 1, 1997 to March 31, 1998, after waivers, Nations Portfolios paid NBAI under the investment advisory agreement, advisory fees at the indicated rates of the following Funds' average daily net assets:
Nations Emerging Markets Fund -- 1.10% and Nations Pacific Growth Fund -- .90%.



For the fiscal period from December 1, 1997 to May 15, 1998, after waivers, the Emerald Funds paid Barnett Capital Advisors, Inc. ("Barnett"), under a previous investment advisory agreement, advisory fees of .90% of the Nations International Value Fund's average daily net assets (formerly called the Emerald International Equity Fund).


For the fiscal period from April 1, 1997 to March 31, 1998, after waivers, NBAI paid TradeStreet under the investment sub-advisory agreements, sub-advisory fees at the indicated rates of the following Funds' average daily net assets:
Nations Value Fund -- .25%, Nations Capital Growth Fund -- .25%, Nations Emerging Growth Fund -- .25%, Nations Disciplined Equity Fund -- .25%, Nations Balanced Assets Fund -- .25% and Nations Equity Income Fund -- .20%.


For the fiscal period from December 31, 1997 to March 31, 1998, after waivers, NBAI paid Marsico Capital under the sub-advisory agreement, sub-advisory fees at the indicated rates of the following Funds' average daily net assets:
Nations Focused Equities Fund -- .45% and Nations Marsico Growth & Income Fund -- .45%.

For the fiscal period from April 1, 1997 to March 31, 1998, after waivers, NBAI paid Gartmore under the sub-advisory agreements, sub-advisory fees at the indicated rates of the following Funds' average daily net assets: Nations Emerging Markets Fund -- .85%, Nations Pacific Growth Fund -- .70%, Nations International Equity Fund -- .70% and Nations International Growth Fund --
 .70%.

For the fiscal period from December 1, 1997 to May 15, 1998, after waivers, Barnett paid Brandes, under a previous investment sub-advisory agreement, sub-advisory fees of .50% of Nations International Value Fund's average daily net assets.

The Structured Products Management Team of TradeStreet is responsible for the day-to-day management of Nations Disciplined Equity Fund and Nations Equity Income Fund.

The Value Management Team of TradeStreet is responsible for the day-to-day management of Nations Value Fund and Nations Balanced Assets Fund.

The Core Growth Management Team of TradeStreet is responsible for the day-to-day management of Nations Capital Growth Fund.

The Strategic Growth Management Team of TradeStreet is responsible for the day-to-day management of Nations Emerging Growth Fund and Nations Small Company Growth Fund.

Philip Ehrmann is Co-Portfolio Manager of Nations International Equity Fund, responsible for the Fund's investments in developing countries (since June
1998). Mr. Ehrmann is also Principal Portfolio Manager of Nations Emerging Markets Fund (since 1995) and is Head of the Gartmore Emerging Markets Team. Prior to joining Gartmore in 1995, Mr. Ehrmann was the Director of Emerging Markets for Invesco in London. He began his career in 1981 as an institutional stockbroker with Rowe & Pitman Inc. and also spent a brief period with Prudential Bache Securities as an institutional salesman before joining Invesco in 1984. Mr. Ehrmann graduated from the London School of Economics with a degree in Economics, Industry and Trade.

Seok Teoh is Co-Portfolio Manager of Nations International Equity Fund, responsible for the Fund's investments in Asia (since June 1998). Ms. Teoh is also Principal Portfolio Manager of Nations Pacific Growth Fund (since that Fund's inception in June 1995). She has been with Gartmore since 1990 as the London based manager of its Far East Team. Previously, Ms. Teoh managed four equity funds for Rothschild Asset Management in Tokyo and in Singapore. She was also responsible for Singaporean and Malaysian equity sales at Overseas Union Bank Securities in Singapore. Ms. Teoh, who is native to Singapore, is fluent in Mandarin and Cantonese and received an Economics degree from the University of Durham.

Mark Fawcett is Co-Portfolio Manager of Nations International Equity Fund, responsible for the Fund's investments in Japan (since June 1998). He is also Senior Investment Manager for the Gartmore Japanese Equities Team. Mr. Fawcett joined Gartmore as an investment manager on the Japanese Equity Team in 1991 and has specific responsibility for large stock research. Before joining Gartmore in Tokyo he worked on the Far East desk of Provident Mutual, a major London-based Life Assurance company, managing funds invested in Japan. Mr. Fawcett graduated from Oxford University in 1986 with an honours degree in Mathematics and Philosophy.


Stephen Jones is Co-Portfolio Manager of Nations International Equity Fund, responsible for the Fund's investments in Europe (since June 1998). He is also the Head of Gartmore European Equities. Mr. Jones joined Gartmore as a senior investment manager in the European Equities Team in 1994 and was appointed Head of the European Equity Team in 1995. He began his career at the Prudential in 1984, spending a year as a business analyst before becoming the personal assistant to the Group Chief Executive. In 1987, he became a European equities investment manager focusing primarily on France, Belgium and Switzerland. Mr. Jones graduated from Manchester University in 1984 with an honours degree in Economics.


Stephen Watson is Co-Portfolio Manager for Nations International Equity Fund, responsible for allocating the Fund's assets among the various regions in which it invests, as well as determining the Fund's investments in regions not covered by the other Co-Portfolio Managers (since June 1998). Mr. Watson had been the sole Portfolio Manager of the Fund since February 1995. He joined Gartmore as a Glo-bal Fund Manager in 1993 and currently holds the position of Chief Investment Officer of Gartmore Global Partners and is a member of Gartmore's Global Policy Group. Previously, Mr. Watson was a director and global fund manager with James Capel Fund Managers, London, as well as Client Services Manager for international clients. From 1980 to 1987 he was with Capel-Cure Myers in their Portfolio Management Division. He began his career in 1976 when he joined the investment division at Samuel Motagu. Mr. Watson is a member of the Securities Institute.

Brian O'Neill is the Principal Senior Investment Manager of the Gartmore Global Portfolio Team and has been the Portfolio Manager of Nations International Growth Fund since July, 1997. Mr. O'Neill joined Gartmore as a Senior Investment Manager on the Global Portfolio Team in 1981 with responsibility for a variety of specialized global funds, including resource funds. Mr. O'Neill began his career with Royal Insurance in 1970 as an investment analyst specializing in United Kingdom research. He then expanded his field of expertise to include management of global equities, and in 1978 he moved to Antony Gibbs & Sons where he was appointed as a fund manager, specializing in global equities. Mr. O'Neill graduated from Glasgow University in 1969 with an MA Honours degree in Political Economy.

Brandes' Investment Committee is responsible for the day-to-day management of Nations International Value Fund.

Thomas F. Marsico is the Chief Executive Officer of Marsico Capital and has been the Portfolio Manager of both Nations Marsico Focused Equities Fund and Nations Marsico Growth & Income Fund since each Fund's respective inception. Prior to forming Marsico Capital, Mr. Marsico was a manager with Janus Funds for 11 years and was responsible for the day-to-day management of Janus Twenty Fund and Janus Growth and Income Fund. Overall, Mr. Marsico had 18 years of experience as a securities analyst/portfolio manager before becoming the Portfolio Manager of the Marsico Funds.

Morrison & Foerster LLP, counsel to Nations Funds and special counsel to NationsBank has advised Nations Funds and NationsBank that NationsBank and its affiliates may perform the services contemplated by the various investment advisory agreements, and this Prospectus without violation of the Glass-Steagall Act. Such counsel has pointed out, however, that there are no controlling judicial or administrative interpretations or decisions and that future judicial or administrative interpretations of, or decisions relating to, present federal or state statutes, including the Glass-Steagall Act, and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future changes in federal or state statutes, including the Glass-Steagall Act, and regulations and judicial or administrative decisions or interpretations thereof, could prevent such entities from continuing to perform, in whole or in part, such services. If any such entity were prohibited from performing any of such services, it is expected that new agreements would be proposed or entered into with another entity or entities qualified to perform such services.

OTHER SERVICE PROVIDERS: Stephens Inc. ("Stephens"), with principal offices at 111 Center Street, Little Rock, Arkansas 72201, serves as administrator of Nations Funds. On December 1, 1998, NBAI began serving as co-administrator of the Funds with Stephens. Under the new arrangements, which will become effective on a Fund by Fund basis by the end of the first quarter of 1999, Stephens and NBAI provide various administrative, accounting and corporate secretarial services to the Funds. Stephens and NBAI shall be entitled to receive a combined fee at the indicated annual rate of the following Funds' average daily net assets: international Funds -- .12%, domestic equity Funds -- .13%.


Effective at the same time as each Fund's new co-administration arrangements, The Bank of New York ("BNY"), located at 90 Washington Street, New York, New York 10286, will begin serving as sub-administrator for the Fund. Under the sub-administration arrangements, BNY assists NBAI and Stephens in performing certain administrative and accounting services.


For the fiscal period from April 1, 1997 to March 31, 1998, after waivers, Nations Fund Trust paid its administrators combined fees at the indicated rates of the following Funds' average daily net assets: Nations Value Fund -- .10%, Nations Capital Growth Fund -- .10%, Nations Emerging

Growth Fund -- .10%, Nations Disciplined Equity Fund -- .10% and Nations Balanced Assets Fund -- .10%.

For the fiscal period from December 31, 1997 to March 31, 1998, after waivers, Nations Fund Trust paid its administrators combined fees at the indicated rates of the following Funds' average daily net assets: Nations Marsico Focused Equities Fund -- .10% and Nations Marsico Growth & Income Fund -- .10%.

For the fiscal period from April 1, 1997 to March 31, 1998, after waivers, Nations Fund, Inc. paid its administrators combined fees at the indicated rates of the following Funds' average daily net assets: Nations Equity Income Fund --
 .10%, Nations International Equity Fund -- .10%, Nations Small Company Growth Fund -- .10% and Nations International Growth Fund -- .10%.

For the fiscal period from April 1, 1997 to March 31, 1998, after waivers, Nations Portfolios paid its administrators combined fees at the indicated rates of the following Funds' average daily net assets: Nations Emerging Markets Fund -- .10% and Nations Pacific Growth Fund -- .10%.

Shares of the Funds are sold on a continuous basis by Stephens, as the Funds' sponsor and distributor. Stephens is a registered broker/dealer, Nations Funds has entered into distribution agreements with Stephens which provide that Stephens has the exclusive right to distribute shares of the Funds. Stephens may pay, out of its own resources, service fees or commissions to selling agents which assist customers in purchasing Investor Shares of the Funds. See "Shareholder Servicing and Distribution Plans."

BNY (the "Custodian") provides custodial services for the assets of all Nations Funds except the International Funds. In return for providing custodial services to the Nations Funds Family, BNY is entitled to receive, in addition to out of pocket expenses, fees at the rate of (i) 3/4 of one basis point per annum on the aggregate net assets of all Nations Funds' non-money market funds up to $10 billion; and (ii) 1/2 of one basis point on the excess, including all Nations Funds' money market funds.

BNY, located at Avenue des Arts, 35 1040 Brussels, Belgium, provides custodial services for the assets of the International Funds.

First Data Investor Services Group, Inc. serves as transfer agent ("First Data" or the "Transfer Agent") for the Funds' Shares. The Transfer Agent is located at One Exchange Place, Boston, Massachusetts 02109.

PricewaterhouseCoopers LLP serves as independent accountants to Nations Funds. Their address is 160 Federal Street, Boston, Massachusetts 02110.

EXPENSES: The accrued expenses of each Fund are deducted from the Funds' accrued income before dividends are declared. These expenses include, but are not limited to: fees paid to the Adviser, Stephens and First Data; interest; fees (including fees paid to Nations Funds' Directors, Trustees and officers); federal and state securities registration and qualification fees; brokerage fees and commissions; costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders; charges of the Custodian and Transfer Agent; certain insurance premiums; outside auditing and legal expenses; costs of shareholder reports and shareholder meetings; other expenses which are not expressly assumed by the Adviser, Stephens or First Data under their respective agreements with Nations Funds; and any extraordinary expenses. Investor A, Investor B and Investor C Shares may bear certain class specific expenses and also bear certain additional shareholder service and sales support costs. Any general expenses of Nations Fund Trust, Nations Fund, Inc. and/or Nations Portfolios that are not readily identifiable as belonging to a particular investment portfolio are allocated among all portfolios in the proportion that the assets of a portfolio bears to the assets of Nations Fund Trust, Nations Fund, Inc. and Nations Portfolios or in such other manner as the Board of Trustees or Board of Directors deems appropriate.

     Organization And History

The Funds are members of the Nations Funds Family, which consists of Nations Fund Trust, Nations Fund, Inc., Nations Fund Portfolios, Inc., Nations Institutional Reserves, Nations Annuity Trust and Nations LifeGoal Funds, Inc. The Nations Funds Family currently has more than 60 distinct investment portfolios and total assets in excess of $40 billion.

NATIONS FUND TRUST: Nations Fund Trust was organized as a Massachusetts business trust on May 6, 1985. Nations Fund Trust's fiscal year end is March 31; prior to 1996, Nations Fund Trust's fiscal year end was November 30. The Funds currently offer five classes of shares -- Primary A Shares, Primary B Shares, Investor A Shares, Investor B Shares and Investor C Shares. Certain funds, however do not offer shares in every class. This Prospectus relates only to the Investor A, Investor B and Investor C Shares of the following Funds of Nations Fund Trust: Nations Capital Growth Fund, Nations Emerging Growth Fund, Nations Disciplined Equity Fund, Nations Value Fund, Nations Balanced Assets Fund, Nations Marsico Growth & Income Fund and Nations Marsico Focused Equities Fund. To obtain additional information regarding the Funds' other classes of shares which may be available to you, contact your Agent (as defined below) or Nations Funds at 1-800-321-7854.


Each share in Nations Fund Trust is without par value, represents an equal proportionate interest in the related fund with other shares of the same class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to such fund as are declared in the discretion of Nations Fund Trust's Board of Trustees. Nations Fund Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any class of shares into one or more series of shares.


Shareholders are entitled to one vote for each full share held and a proportionate fractional vote for each fractional share held. Shareholders of each fund of Nations Fund Trust will vote in the aggregate and not by fund, and shareholders of each fund will vote in the aggregate and not by class except as otherwise expressly required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of shareholders of a particular fund or class. See the SAI for examples of when the Investment Company Act of 1940, as amended (the "1940 Act") requires voting by fund.


As of August 1, 1998, NationsBank and its affiliates possessed or shared power to dispose or vote with respect to more than 25% of the outstanding shares of Nations Fund Trust and therefore could be considered to be a controlling person of Nations Fund Trust for purposes of the 1940 Act. For more detailed information concerning the percentage of each class or series of shares over which NationsBank and its affiliates possessed or shared power to dispose or vote as of a certain date, see the SAI.


Nations Fund Trust does not presently intend to hold annual meetings except as required by the 1940 Act. Shareholders will have the right to remove Trustees. Nations Fund Trust's Code of Regulations provides that special meetings of shareholders shall be called at the written request of the shareholders entitled to vote at least 10% of the outstanding shares of Nations Fund Trust entitled to be voted at such meeting.

NATIONS FUND, INC.: Nations Fund, Inc. was incorporated in Maryland on December 13, 1983, but had no operations prior to December 15, 1986. Nations Fund, Inc.'s fiscal year end is March 31; prior to 1996, Nations Fund, Inc.'s fiscal year end was May 31. As of the date of this Prospectus, the authorized capital stock of Nations Fund, Inc. consists of 470,000,000,000 shares of common stock, par value of $.001 per share, which are divided into series or funds each of which consists of separate classes of shares. This Prospectus relates only to the Investor A, Investor B and Investor C Shares of the following Funds of Nations Fund, Inc.: Nations Equity Income Fund, Nations Small Company Growth Fund, Nations International Equity Fund, Nations International Growth Fund, and Nations International Value Fund. To obtain additional information regarding the Fund's other classes of shares which may be available to you, contact your Agent (as defined below) or Nations Funds at 1-800-321-7854.


Shares of each fund and class have equal rights with respect to voting, except that the holders of shares of a particular fund or class will have the exclusive right to vote on matters affecting only the rights of the holders of such fund or class. In the event of dissolution or liquidation, holders of each class will receive pro rata, subject to the rights of creditors, (a) the proceeds of the sale of that portion of the assets allocated to that class held in the respective fund of Nations Fund, Inc., less (b) the liabilities of Nations Fund, Inc. attributable to the respective fund or class or allocated among the funds or classes based on the respective liquidation value of each fund or class.


Shareholders of Nations Fund, Inc. do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of all funds voting together for election of directors may elect all of the members of the Board of Directors of Nations Fund, Inc. Meetings of shareholders may be called upon the request of 10% or more of the outstanding shares of Nations Fund, Inc. There are no preemptive rights applicable to any of Nations Fund, Inc.'s shares. Nations Fund, Inc.'s shares, when issued, will be fully paid and non-assessable.


As of August 1, 1998, NationsBank and its affiliates possessed or shared power to dispose of or vote with respect to more than 25% of the outstanding shares of Nations Fund, Inc. and therefore could be considered to be a controlling person of Nations Fund, Inc. for purposes of the 1940 Act. For more detailed information concerning the percentage of each class or series over which NationsBank and its affiliates possessed or shared power to dispose or vote as of a certain date, see the SAI. It is anticipated that Nations Fund, Inc. will not hold annual shareholder meetings on a regular basis unless required by the 1940 Act or Maryland law.

NATIONS PORTFOLIOS: Nations Portfolios was incorporated in Maryland on January 28, 1995. Nations Portfolios' fiscal year end is March 31. As of the date of this Prospectus, the authorized capital stock of Nations Portfolios consists of 150,000,000,000 shares of common stock, par value of $.001 per share, which are divided into series or funds each of which consists of separate classes of shares. This Prospectus relates only to the Investor A, Investor B and Investor C Shares of the following Funds of Nations Portfolios: Nations Emerging Markets Fund and Nations Pacific Growth Fund. To obtain additional information regarding the Funds' other classes of shares which may be available to you, contact your Agent (as defined below) or Nations Funds at 1-800-321-7854.

Shares of a fund and class have equal rights with respect to voting, except that the holders of shares of a fund or class will have the exclusive right to vote on matters affecting only the rights of the holders of such fund or class. In the event of dissolution or liquidation, holders of each class will receive pro rata, subject to the rights of creditors, (a) the proceeds of the sale of that portion of the assets allocated to that class held in the respective fund of Nations Portfolios, less (b) the liabilities of Nations Portfolios attributable to the respective fund or class or allocated among the funds or classes based on the respective liquidation value of each fund or class.

Shareholders of Nations Portfolios do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of all funds voting together for election of directors may elect all of the members of the Board of Directors of Nations Portfolios. Meetings of shareholders may be called upon the request of 10% or more of the outstanding shares of Nations Portfolios. There are no preemptive rights applicable to any of Nations Portfolios' shares. Nations Portfolios' shares, when issued, will be fully paid and non-assessable.

As of August 1, 1998, NationsBank and its affiliates possessed or shared power to dispose of or vote with respect to more than 25% of the outstanding shares of Nations Portfolios and, therefore, could be considered to be a controlling person of Nations Portfolios for purposes of the 1940 Act. For more detailed information concerning the percentage of each class or series over which NationsBank and its affiliates possessed or shared power to dispose or vote as of a certain date, see the SAI. It is anticipated that Nations Portfolios will not hold annual shareholder meetings on a regular basis unless required by the 1940 Act or Maryland law.

Because this Prospectus combines disclosure on three separate investment companies, there is a possibility that one investment company could become liable for a misstatement, inaccuracy or incomplete disclosure in this Prospectus concerning another investment company, Nations Fund Trust and Nations Fund, Inc. have entered into an indemnification agreement that creates a right of indemnification from the investment company responsible for any such misstatement, inaccuracy or incomplete disclosure that may appear in this Prospectus.

About Your Investment


  How To Buy Shares



This Prospectus offers three classes of shares to the general public. Investor A Shares are sold with an initial sales charge and are subject to a contingent deferred sales charge ("CDSC") upon certain redemptions; Investor B Shares and Investor C Shares are each sold without an initial sales charge and are subject to a CDSC upon certain redemptions. Investments greater than $250,000 are not eligible to purchase Investor B Shares but may be directed to Investor A Shares or Investor C Shares. See "Factors to Consider When Selecting Investor A Shares, Investor B Shares or Investor C Shares" for a discussion of issues to consider in selecting which class of shares to purchase. Contact your Agent or Nations Funds at 1-800-321-7854 for further information.

The Funds have established various procedures for purchasing Investor A Shares, Investor B Shares and Investor C Shares in order to accommodate different investors. Purchase orders may be placed through banks, broker/dealers or other financial institutions (including certain affiliates of NationsBank) that have entered into a shareholder servicing agreement ("Servicing Agreement") with Nations Funds ("Servicing Agents") and/or a sales support agreement ("Sales Support Agreement") with Stephens ("Selling Agents"). In addition, under certain circumstances, Investor A Shares may be purchased directly from the Funds. If you invest through a third party (rather than directly from the Funds), the policies and fees that apply to you may differ from those set forth below. Banks, broker/dealers or other institutions may charge other fees and may set limitations on buying or selling shares or the privileges that apply to them.

There is a minimum initial investment of $1,000 in the Funds, except that the minimum initial investment is:


o $500 for IRA investors;


o $250 for non-working spousal IRAs;


o $250 for accounts established with certain fee-based investment advisers or financial planners, including wrap fee accounts and other managed agency/asset allocation accounts; and


o $100 for investors participating on a monthly basis in the Systematic Investment Plan described below.

There is no minimum investment amount for investments by 401(k) plans, simplified employee pension plans ("SEPs"), salary reduction-simplified employee pension plans ("SAR-SEPs"), Savings Incentives Method Plans for Employees ("SIMPLE IRAs"), salary reduction-Individual Retirement Accounts ("SAR-IRAs") or similar types of accounts. However, the assets of such plans must reach an asset value of $1,000 ($500 for SEPs, SAR-SEPs, SIMPLE IRAs, and SAR-IRAs) within one year of the account open date. If the assets of such plans do not reach the minimum asset size within one year, Nations Funds reserves the right to redeem the shares held by such plans on 60 days' written notice. The minimum subsequent investment is $100, except for investments pursuant to the Systematic Investment Plan described below.

Investor A Shares are purchased at net asset value plus any applicable sales charge. Investor B Shares and Investor C Shares are purchased at net asset value per share without the imposition of a sales charge, but are subject to a CDSC if redeemed within a specified period after purchase. Purchases may be effected on days on which the New York Stock Exchange (the "Exchange") is open for business (a "Business Day").

The Servicing Agents will provide various shareholder services for, and the Selling Agents will provide sales support assistance to, their respective customers ("Customers") who own Investor A, Investor B and Investor C Shares. Servicing Agents and Selling Agents are sometimes referred to hereafter as "Agents." From time to time the Agents, Stephens and Nations Funds may agree to voluntarily reduce the maximum fees payable for sales support or shareholder services.

Nations Funds and Stephens reserve the right to reject any purchase order. The issuance of Investor Shares is recorded on the books of the Funds, and share certificates are not issued unless expressly requested in writing. Certificates are not issued for fractional shares.

EFFECTIVE TIME OF PURCHASES: Purchase orders for Investor Shares in the Funds which are received by Stephens, the Transfer Agent or their respective agents before the close of regular trading on the Exchange (currently 4:00 p.m., Eastern time) on any Business Day are priced according to the net asset value determined on that day. In the event that the Exchange closes early, purchase orders received prior to closing will be priced as of the time the Exchange closes and purchase orders received after the Exchange closes will be deemed received on the next Business Day and priced according to the net asset value determined on the next Business Day. Purchase orders are not executed until 4:00 p.m., Eastern time, on the Business Day on which immediately available funds in payment of the purchase price are received by the Funds' Custodian. Such payment must be received no later than 4:00 p.m., Eastern time, by the third Business Day following the receipt of the order, as determined above. If funds are not received by such date, the order will not be accepted and notice thereof will be given to the Agent placing the order. Payment for orders which are not received or accepted will be returned after prompt inquiry to the sending Agent.

The Agents are responsible for transmitting orders for purchases of Investor Shares by their Customers, and delivering required funds, on a timely basis. Stephens is responsible for transmitting orders it receives to Nations Funds.

SYSTEMATIC INVESTMENT PLAN: Under the Funds' Systematic Investment Plan ("SIP"), a shareholder may automatically purchase Investor Shares. On a bi-monthly, monthly or quarterly basis, shareholders may direct cash to be transferred automatically from their checking or savings account at any bank which is a member of the Automated Clearing House to their Fund account. Transfers will occur on or about the 15th and/or the last day of the applicable month. Subject to certain exceptions for employees of NationsBank and its affiliates and pre-existing SIP accounts, the systematic investment amount may be in any amount from $50 to $100,000. For more information concerning the SIP, contact your Agent.

TELEPHONE TRANSACTIONS: Investors may effect purchases, redemptions (up to $50,000) and exchanges by telephone. See "How To Redeem Shares" and "How To Exchange Shares" below. If a shareholder desires the telephone transaction feature after opening an account, a signature guarantee will be required. Shareholders should be aware that by using the telephone transaction feature, such shareholders may be giving up a measure of security that they may have if they were to request such transactions in writing. A shareholder may bear the risk of any resulting losses from a telephone transaction. Nations Funds will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if Nations Funds and its service providers fail to employ such measures, they may be liable for any losses due to unauthorized or fraudulent instructions. Nations Funds requires a form of personal identification prior to acting upon instructions received by telephone and provides written confirmation to shareholders of each telephone share transaction. In addition, Nations Funds reserves the right to record all telephone conversations. Shareholders should be aware that during periods of significant economic or market change, telephone transactions may be difficult to complete.

CONVERSION FEATURE: Investor B Shares purchased after November 15, 1998, will automatically convert to Investor A Shares at the end of the month in which the eighth anniversary of such share purchase occurs.

Investor B Shares purchased between August 1, 1997 and November 15, 1998, that have been outstanding for the number of years set forth in the schedule below will, at the end of the month in which the anniversary of such share purchase occurs, automatically convert to Investor A Shares.


CONVERSION SCHEDULE


FOR SHARES PURCHASED BETWEEN AUGUST 1, 1997 AND NOVEMBER 15, 1998


Amount of Purchase      Year of Conversion
$0-$249,000                   9th
$250,000-$499,999             6th
$500,000-$999,999             5th

Investor B Shares purchased prior to August 1, 1997, will automatically convert to Investor A Shares at the end of the month in which the ninth anniversary of such share purchase occurs.

Upon conversion, shareholders will receive Investor A Shares having a total dollar value equal to the total dollar value of their Investor B Shares, without the imposition of any sales chage or other charge. The operating expenses applicable to Investor A Shares, which are lower than those applicable to Investor B Shares, shall thereafter be applied to such newly converted shares. Shareholders holding converted shares will benefit from the lower annual operating expenses of Investor A Shares, which will have a positive effect on total returns. In each case, shareholders have the right to decline an automatic conversion by notifying their Agent or the Transfer Agent within 90 days before a conversion that they do not desire such conversion.

Investor B Shares acquired in connection with the reinvestment of dividends or distributions will convert to Investor A Shares at the same time as the original shares purchased. If a shareholder effects one or more exchanges among Investor B Shares of the non-money market funds of Nations Funds during such period, the holding period for shares so exchanged will be counted toward such period.


FACTORS TO CONSIDER WHEN SELECTING INVESTOR A SHARES, INVESTOR B SHARES OR INVESTOR C SHARES: Before purchasing Investor A Shares, Investor B Shares or Investor C Shares, investors should consider whether, during the anticipated life of their investment in the Funds, the initial sales charge, accumulated distribution and shareholder servicing fee and potential CDSC (if applicable) on Investor A Shares would be less than the accumulated shareholder servicing and distribution fees and potential CDSC on Investor B Shares or Investor C Shares. Over time, the cumulative expense of the annual shareholder servicing and distribution fees on the Investor B Shares or Investor C Shares may equal or exceed the initial sales charge and combined distribution and servicing fee applicable to Investor A Shares. Investors also should consider the conversion feature for Investor B Shares described above.


Because holders of Investor A Shares are subject to a lower fee for distribution and shareholder services, they can be expected to earn correspondingly higher dividends per share. However, because initial sales charges are deducted at the time of purchase, purchasers of Investor A Shares that do not qualify for waivers of or reductions in the initial sales charge would have less of their purchase price initially invested in the Funds than purchasers of Investor B Shares or Investor C Shares. Any positive investment return on the additional invested amount for Investor B Shares or Investor C Shares, however, would be partially or wholly offset by the expected higher annual expenses borne by Investor B Shares and Investor C Shares.

     Investor A Shares  --  Charges and Features



The public offering price of Investor A Shares in the Funds is the sum of the net asset value per share of the shares being purchased plus any applicable sales charge. No sales charge will be assessed on the reinvestment of dividends or other distributions.

The following schedule of sales charges will be assessed on Investor A Shares of the Funds.

                                                   Dealers'
                           Total Sales Charge    Reallowance
                          As a % of   As a % of    As a % of
                          Offering    Net Asset    Offering
Amount of                   Price       Value        Price
Transaction               Per Share   Per Share    Per Share
$0-$49,999                  5.75         6.10        5.00
-----------------------------------------------------------
$50,000-$99,999             4.50         4.71        3.75
-----------------------------------------------------------
$100,000-$249,999           3.50         3.63        2.75
-----------------------------------------------------------
$250,000-$499,999           2.50         2.56        2.00
-----------------------------------------------------------
$500,000-$999,999           2.00         2.04        1.75
-----------------------------------------------------------
$1,000,000 and over         0.00*        0.00*       0.00**

 * Subject to certain waivers specified below, Investor A Shares that are purchased in amounts of $1 million or more at net asset value will be subject to a Contingent Deferred Sales Charge ("CDSC") of 1.00% if redeemed within one year of purchase, declining to 0.50% in the second year after purchase and eliminated thereafter.

**  1.00% on first $3,000,000, plus 0.50% on the next $47,000,000, plus 0.25% on amounts over $50,000,000. Stephens will pay the Dealers' Reallowance in connection with the purchase of shares in amounts of $1 million or more, for which it may be reimbursed out of the CDSC if such shares are redeemed within two years of purchase.


The Dealers' Reallowance, which may be changed from time to time, is paid to Agents.


INVESTOR A SHARES CONTINGENT DEFERRED SALES CHARGE: Subject to certain waivers specified below, Investor A Shares of the Funds that are purchased at net asset value in amounts of $1 million or more will be subject to a CDSC equal to 1.00% of the lesser of the market value or the purchase price of the shares being redeemed if such shares are redeemed within one year of purchase, declining to 0.50% in the second year after purchase and eliminated thereafter. No CDSC is imposed on increases in net asset value above the initial purchase price, including shares acquired by reinvestment of distributions.

In determining whether a CDSC is payable on any redemption, the Fund will first redeem shares not subject to any charge, and then shares resulting in the lowest possible CDSC. Solely for purposes of determining the number of years from the date of purchase of shares, all purchases are deemed to have been made on the trade date of the transaction.

The CDSC will be waived on redemptions of Investor A Shares (i) following the death or disability (as defined in the Internal Revenue Code of 1986, as amended (the "Code")) of a shareholder (including a registered joint owner),
(ii) in connection with the following retirement plan distributions: (a) lump-sum or other distributions from a qualified corporate or self-employed retirement plan following retirement (or in the case of a "key employee" of a "top heavy" plan, following attainment of age 59 1/2); (b) distributions from an IRA, or Custodial Account under Section 403(b)(7) of the Code, following attainment of age 59 1/2; (c) a tax-free return of an excess contribution to an IRA; and (d) distributions from a qualified retirement plan that are not subject to the 10% additional Federal withdrawal tax pursuant to Section 72(t)(2) of the Code, (iii) payments made to pay medical expenses which exceed 7.5% of income and distributions to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least 12 weeks, (iv) effected pursuant to Nations Funds' right to liquidate a shareholder's account, including instances where the aggregate net asset value of the Investor A Shares held in the account is less than the minimum account size, (v) in connection with the combination of Nations Funds with any other registered investment company by a merger, acquisition of assets or by any other transaction, and (vi) effected pursuant to the Automatic Withdrawal Plan discussed below, provided that such redemptions do not exceed, on an annual basis, 12% of the net asset value of the Investor A Shares in the account. In addition, the CDSC will be waived on Investor A Shares purchased before September 30, 1994 by current or retired employees of NationsBank and its affiliates or by current or former Trustees or Directors of Nations Funds or other management companies managed by NationsBank. Shareholders are responsible for providing evidence sufficient to establish that they are eligible for any waiver of the CDSC. Nations Fund may terminate any waiver of the CDSC by providing notice in the Funds' Prospectus, but any such termination would only affect shares purchased after such termination.

REDEMPTION FEE: A redemption fee of 1% of the current net asset value will be assesed on certain Investor A Shares purchased between July 31, 1997 and November 15, 1998 and redeemed within 18 months of the date of purchase by a Substantial Investor (as defined in the footnotes to the "Expenses Summary"). In addition, a 1% redemption fee will be assesed on Investor A Shares purchased between July 31, 1997 and November 15, 1998 by an employee benefit plan that
(i) made its initial investment between July 31, 1997 and November 15, 1998 and
(ii) redeemed such shares within 18 months of purchase in connection with a complete liquidation of such plan's holdings in the Nations Funds Family. This fee is retained by the Fund or Funds for the benefit of the remaining shareholders and is intended to encourage long-term investment in the Funds and to avoid transaction and other expenses associated with short-term investments. The Funds reserve the right to modify the terms of or terminate this fee at any time.

AUTOMATIC WITHDRAWAL PLAN: An Automatic Withdrawal Plan ("AWP") may be established by a new or existing shareholder of the Funds if the value of the Investor A Shares in his/her accounts within the Nations Funds Family (valued at the net asset value at the time of the establishment of the AWP) equals $10,000 or more. Investor A Shares redeemed under the AWP will not be subject to a CDSC, provided that the shares so redeemed do not exceed, on an annual basis, 12% of the net asset value of the Investor A Shares in the account. Otherwise, any applicable CDSC will be imposed on shares redeemed under the AWP. Shareholders who elect to establish an AWP may receive a monthly, quarterly or annual check or automatic transfer to a checking or savings account in a stated amount of not less than $25 on or about the 10th or 25th day of the applicable month of withdrawal. Investor A Shares will be redeemed (net of any applicable CDSC) as necessary to meet withdrawal payments. Withdrawals may reduce principal and will eventually deplete the shareholder's account. If a shareholder desires to establish an AWP after opening an account, a signature guarantee will be required. AWPs may be terminated by shareholders on 30 days' written notice to their Selling Agent or by Nations Funds at any time.

REDUCED SALES CHARGE: AN INVESTOR MAY BE ENTITLED TO REDUCED SALES CHARGES ON INVESTOR A SHARES THROUGH RIGHTS OF ACCUMULATION, A LETTER OF INTENT, OR QUANTITY DISCOUNTS. To qualify for a reduced sales charge, an investor must notify the Agent through which the Investor A Shares are purchased, which in turn must notify Stephens, the Transfer Agent or their respective agents at the time of purchase. Reduced sales charges may be modified or terminated at any time. Investors are responsible for providing evidence sufficient to establish that they are eligible for any reduction in sales charges.

RIGHTS OF ACCUMULATION: An investor who has previously purchased Investor A, Investor B, or Investor C Shares in the Nations Funds (excluding Nations Funds money market and index funds,) may aggregate investments in such shares with current purchases to determine the applicable sales charge for current purchases of Investor A Shares. An investor's aggregate investment in Investor A, Investor B and Investor C Shares in such Funds is the total value (based on the higher of current net asset value or the public offering price originally paid) of: (a) current purchases, and (b) Investor A, Investor B and Investor C Shares that are already beneficially owned by the investor.

LETTER OF INTENT: A Letter of Intent provides an opportunity for an investor to obtain a reduced sales charge by aggregating the investments over a 13-month period to determine the sales charge as outlined in the preceding table. The size of investment shown in the preceding table also includes purchases of shares of the participating Funds over a 13-month period based on the total amount of intended purchases plus the value of all shares of the participating Funds previously purchased and still owned. An investor may elect to compute the

13-month period starting up to 90 days before the date of execution of a Letter of Intent. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the charges applicable to the purchases made and the charges previously paid. The initial purchase must be for an amount equal to at least five percent of the minimum total purchase amount of the level selected. If trades not initially made under a Letter of Intent subsequently qualify for a lower sales charge through the 90-day back-dating provisions, an adjustment will be made at the expiration of the Letter of Intent to give effect to the lower charge. Such adjustments in sales charge will be used to purchase additional shares for the shareholder at the applicable discount category.

QUANTITY DISCOUNTS: As shown in the table under "Sales Charges," larger purchases may reduce the sales charge paid on Investor A Shares. Purchases of Investor A Shares in the non-money market funds of the Nations Funds Family that are made on the same day by the investor, his/her spouse, and his/her children under age 21 will be combined when calculating the sales charge. For the purpose of calculating the amount of the transaction, certain distributions or payments from dissolution of certain qualified plans are permitted to aggregate plan participant's investments.

PURCHASES OF SHARES AT NET ASSET VALUE:


o Full-time employees and retired employees of BankAmerica Corporation (and its predecessors), its affiliates and subsidiaries and the immediate families of such persons may purchase Investor A Shares in the Funds at net asset value.


o Individuals receiving a distribution from a NationsBank trust or other fiduciary account may use the proceeds of such distribution to purchase Investor A Shares of the Funds at net asset value, provided that the proceeds are invested through a trust account established with another trustee and invested in the Funds within 90 days. Those investors who transfer their proceeds to a fiduciary account with selected trustees may continue to purchase shares in the Funds at net asset value.

o Nations Funds' Trustees, Directors and investment sub-advisers also may purchase Investor A Shares at net asset value.

o Registered broker/dealers that have entered into a Nations Fund dealer agreement with Stephens may purchase Investor A Shares at net asset value for their investment account only.

o Registered personnel and employees of such broker/dealers also may purchase Investor A Shares at net asset value in accordance with the internal policies and procedures of the employing broker/dealer provided such purchases are made for their own investment purposes.

o Employees of the Transfer Agent may purchase Investor A Shares of the Funds at net asset value.

o Former shareholders of Class B Shares of the Special Equity Portfolio of The Capitol Mutual Funds who held such shares as of January 31, 1994 or received Investor A Shares of Nations Disciplined Equity Fund in connection with the reorganization of the Special Equity Portfolio into Nations Disciplined Equity Fund may purchase Investor A Shares of Nations Disciplined Equity Fund at net asset value.

o Investors who purchase through accounts established with certain fee-based investment advisers or financial planners, including Nations Funds Personal Investment Planner accounts, wrap fee accounts and other managed agency/asset allocation accounts may purchase Investor A Shares at net asset value.

Investor A Shares also may be purchased at net asset value by (i) pension, profit sharing or other employee benefit plans established under Section 401 or
Section 457 of the Internal Revenue Code of 1986, as amended (the "Code"), or
(ii) employee benefit plans created pursuant to Section 403(b) of the Code and sponsored by a non-profit organization qualified under Section 501(c)(3) of the Code, provided that, in either case, the plan (a) has at least $500,000 invested in Investor A Shares of the Nations Fund non-money market funds, (b) has signed a letter of intent indicating that the plan intends to purchase at least $500,000 of Investor A Shares of the Nations Fund non-money market funds,
(c) is an employer-sponsored plan with at least 100 eligible participants (a "Quali-fied Plan") or (d) is a participant in an alliance program that has entered into an agreement with the Fund or an Agent. Stephens may pay Agents or other financial service firms up to 1.00% of the net asset value of Investor A Shares purchased without a sales charge, for which it may be reimbursed out of any applicable CDSC.

REINSTATEMENT PRIVILEGE: Investor A Shares in a Fund may be purchased at net asset value, without any sales charge, by persons who have redeemed Investor A Shares of the same Fund within the previous 120 days. The amount which may be so reinvested is limited to an amount up to, but not exceeding, the redemption proceeds (or to the nearest full share if fractional shares are not purchased). A shareholder exercising this privilege would receive a pro rata credit for any CDSC paid in connection with the prior redemption. A shareholder may not exercise this privilege with the proceeds of a redemption of shares previously purchased through the reinstatement privilege. In order to exercise this privilege, a written order for the purchase of Investor A Shares must be received by the Transfer Agent, Stephens or their respective agents within 120 days after the redemption.


Investor A Shares may be purchased at net asset value, without a sales charge, to the extent such a purchase, which must be at least $1,000, is paid for with the proceeds from the redemption of shares of a nonaffiliated mutual fund. A qualifying purchase of Investor A Shares must occur within 45 days of the prior redemption and Nations Funds must receive a copy of the confirmation of the redemption transaction. Stephens may compensate dealers in connection with such purchases. This privilege may be revoked at any time.


Nations Funds may terminate any waiver of or reduction in the sales charge by providing notice in the Fund's Prospectus, but any such termination would only affect future purchases of shares. For more information about reduced sales charge, contact an Agent or Stephens.

 Investor B Shares  --  Charges and Features



INVESTOR B SHARES CONTINGENT DEFERRED SALES CHARGE: Subject to certain waivers specified below, Investor B Shares purchased prior to January 1, 1996 and after July 31, 1997, may be subject to a CDSC if such shares are redeemed within the years designated in the applicable CDSC schedule set forth below. No CDSC is imposed on increases in net asset value above the initial purchase price, or shares acquired by reinvestment of distributions. Subject to the waivers described below, the amount of the CDSC is determined as a percentage of the lesser of the market value or the purchase price of the shares being redeemed. The amount of the CDSC will depend on the number of years since you invested, according to the following table:

CDSC SCHEDULES

SHARES PURCHASED AFTER NOVEMBER 15, 1998*



                                     CDSC as a
                                Percentage of Dollar
 Year Since Purchase Made     Amount Subject to Charge
First                        5.0%
---------------------------------
Second                       4.0%
---------------------------------
Third                        3.0%
---------------------------------
Fourth                       3.0%
---------------------------------
Fifth                        2.0%
---------------------------------
Sixth                        1.0%
---------------------------------
Seventh and thereafter       None

* Investor B Shares are not available to purchasers desiring to invest $250,000 or more, however, investors desiring to invest $250,000 or more may be eligible to purchase Investor A Shares.

SHARES PURCHASED BETWEEN AUGUST 1, 1997 AND NOVEMBER 15, 1998 IN AMOUNT OF $0 -- $249,999



                                     CDSC as a
                                Percentage of Dollar
 Year Since Purchase Made     Amount Subject to Charge
First                        5.0%
---------------------------------
Second                       4.0%
---------------------------------
Third                        3.0%
---------------------------------
Fourth                       3.0%
---------------------------------
Fifth                        2.0%
---------------------------------
Sixth                        1.0%
---------------------------------
Seventh and thereafter       None

SHARES PURCHASED BETWEEN AUGUST 1, 1997 AND NOVEMBER 15, 1998 IN AMOUNT OF $250,000 -- $499,999



                                     CDSC as a
                                Percentage of Dollar
 Year Since Purchase Made     Amount Subject to Charge
------------------------------------------------------
First                        3.0%
------------------------------------------------------
Second                       2.0%
------------------------------------------------------
Third                        1.0%
------------------------------------------------------
Fourth                       None

SHARES PURCHASED BETWEEN AUGUST 1, 1997 AND NOVEMBER 15, 1998 IN AMOUNT OF $500,000 -- $999,999



                                     CDSC as a
                                Percentage of Dollar
 Year Since Purchase Made     Amount Subject to Charge
First                        2.0%
-------------------------------------------------------
Second                       1.0%
-------------------------------------------------------
Third                        None

SHARES PURCHASED PRIOR TO JANUARY 1, 1996



                                     CDSC as a
                                Percentage of Dollar
 Year Since Purchase Made     Amount Subject to Charge
First                        5.0%
------------------------------------------------------
Second                       4.0%
------------------------------------------------------
Third                        3.0%
------------------------------------------------------
Fourth                       2.0%
------------------------------------------------------
Fifth                        2.0%
------------------------------------------------------
Sixth                        1.0%
------------------------------------------------------
Seventh and thereafter       None



In determining whether a CDSC is payable on any redemption, the Funds will first redeem shares not subject to any charge, and then shares resulting in the lowest possible CDSC. Solely for purposes of determining the number of years from the date of purchase of shares, all purchases are deemed to have been made on the trade date of the transaction.

The CDSC will be waived on redemptions of Investor B Shares (i) following the death or disability (as defined in the Internal Revenue Code of 1986, as amended (the "Code")) of a shareholder (including a registered joint owner),
(ii) in connection with the following retirement plan distributions: (a) lump-sum or other distributions from a qualified corporate or self-employed retirement plan following retirement (or in the case of a "key employee" of a "top heavy" plan, following attainment of age 59 1/2); (b) distributions from an IRA, or Custodial Account under Section 403(b)(7) of the Code, following attainment of age 59 1/2; (c) a tax-free return of an excess contribution to an IRA; and (d) distributions from a qualified retirement plan that are not subject to the 10% additional Federal withdrawal tax pursuant to Section 72(t)(2) of the Code, (iii) payments made to pay medical expenses which exceed 7.5% of income and distributions to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least 12 weeks, (iv) effected pursuant to Nations Funds' right to liquidate a shareholder's account, including instances where the aggregate net asset value of the Investor B shares held in the account is less than the minimum account size, (v) in connection with the combination of Nations Funds with any other registered invest-ment company by a merger, acquisition of assets or by any other transaction, and (vi) effected pursuant to the Automatic Withdrawal Plan discussed below, provided that such redemptions do not exceed, on an annual basis, 12% of the net asset value of the Investor B Shares in the account. In addition, the CDSC will be waived on Investor B Shares purchased before September 30, 1994 by current or retired employees of NationsBank and its affiliates or by current or former Trustees or Directors of Nations Funds or other management companies managed by NationsBank. Shareholders are responsible for providing evidence sufficient to establish that they are eligible for any waiver of the CDSC.

REINSTATEMENT PRIVILEGE: Within 120 days after a redemption of Investor B Shares of a Fund, a shareholder may reinvest any portion of the proceeds of such redemption in Investor B Shares of the same Fund. The amount which may be so reinvested is limited to an amount up to, but not exceeding, the redemption proceeds (or to the nearest full share if fractional shares are not purchased). A shareholder exercising this privilege would receive a pro rata credit for any CDSC paid in connection with the prior redemption. A shareholder may not exercise this privilege with the proceeds of a redemption of shares previously purchased through the reinvestment privilege. In order to exercise this privilege, a written order for the purchase of Investor B Shares must be received by the Transfer Agent or by Stephens within 120 days after the redemption.

AUTOMATIC WITHDRAWAL PLAN: An Automatic Withdrawal Plan ("AWP") may be established by a new or existing shareholder of the Funds if the value of the Investor B Shares in his/her accounts within the Nations Funds Family (valued at the net asset value at the time of the establishment of the AWP) equals $10,000 or more. Investor B Shares redeemed under the AWP will not be subject to a CDSC, provided that the shares so redeemed do not exceed, on an annual basis, 12% of the net asset value of the Investor B Shares in the account. Otherwise, any applicable CDSC will be imposed on shares redeemed under the AWP. Shareholders who elect to establish an AWP may receive a monthly, quarterly or annual check or automatic transfer to a checking or savings account in a stated amount of not less than $25 on or about the 10th or 25th day of the applicable month of withdrawal. Investor B Shares will be redeemed (net of any applicable CDSC) as necessary to meet withdrawal payments. Withdrawals will reduce principal and may eventually deplete the shareholder's account. If a shareholder desires to establish an AWP after opening an account, a signature guarantee will be required. An AWP may be terminated by a shareholder on 30 days' written notice to his/her Selling Agent or by Nations Funds at any time.

Investor C Shares  --  Charges and Features



INVESTOR C CONTINGENT DEFERRED SALES CHARGE: Subject to certain waivers, Investor C Shares of the Funds that are redeemed within one year of the date of purchase will be subject to a CDSC equal to 1.00% of the lesser of the net asset value or the purchase price of the shares being redeemed. No CDSC is imposed on increases in net asset value above the initial purchase price, or shares acquired by reinvestment of distributions. Subject to the waivers described below, the amount of the CDSC is determined as a percentage of the lesser of the market value or the purchase price of the shares being redeemed.

In determining whether a CDSC is payable on any redemption, the Funds will first redeem shares not subject to any charge, and then shares resulting in the lowest possible CDSC. Solely for purposes of determining the number of years from the date of purchase of shares, all purchases are deemed to have been made on the trade date of the transaction.


The CDSC will be waived on redemptions of Investor C Shares (i) following the death or disability (as defined in the Code) of a shareholder (including a registered joint owner), (ii) in connection with the following retirement plan distributions: (a) lump-sum or other distributions from a qualified corporate or self-employed retirement plan following retirement (or in the case of a "key employee" of a "top heavy" plan, following attainment of age 59 1/2); (b) distributions from an IRA, or Custodial Account under Section 403(b)(7) of the Code, following attainment of age 59 1/2; (c) a tax-free return of an excess contribution to an IRA; and (d) distributions from a qualified retirement plan that are not subject to the 10% additional Federal withdrawal tax pursuant to Section 72(t)(2) of the Code, (iii) payments made to pay medical expenses which exceed 7.5% of income and distributions to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least 12 weeks, (iv) effected pursuant to Nations Funds' right to liquidate a shareholder's account, including instances where the aggregate net asset value of the Investor C shares held in the account is less than the minimum account size, (v) effected pursuant to the Automatic Withdrawal Plan discussed below, provided that such redemptions do not exceed, on an annual basis, 12% of the net asset value of the Investor C Shares in the account, and (vi) in connection with the combination of Nations Funds with any other registered investment company by a merger, acquisition of assets or by any other transaction. In addition, the CDSC will be waived on Investor C Shares purchased before September 30, 1994 by current or retired employees of NationsBank and its affiliates or by current or former Trustees or Directors of Nations Funds or other management companies managed by NationsBank. Shareholders are responsible for providing evidence sufficient to establish that they are eligible for any waiver of the CDSC.

REINSTATEMENT PRIVILEGE: Within 120 days after a redemption of Investor C Shares of the Fund, a shareholder may reinvest any portion of the proceeds of such redemption in Investor C Shares of the Fund. The amount which may be so reinvested is limited to an amount up to, but not exceeding, the redemption proceeds (or to the nearest full share if fractional shares are not purchased). A shareholder exercising this privilege would receive a pro rata credit for any CDSC paid in connection with the prior redemption. A shareholder may not exercise this privilege with the proceeds of a redemption of shares previously purchased through the reinvestment privilege. In order to exercise this privilege, a written order for the purchase of Investor C Shares must be received by the Transfer Agent or by Stephens within 120 days after the redemption.

AUTOMATIC WITHDRAWAL PLAN: An Automatic Withdrawal Plan ("AWP") may be established by a new or existing shareholder of the Fund if the value of the Investor C Shares in his/her accounts within the Nations Funds Family (valued at the net asset value at the time of the establishment of the AWP) equals $10,000 or more. Investor C Shares redeemed under the AWP will not be subject to a CDSC, provided that the shares so redeemed do not exceed, on an annual basis 12% of the net value of the Investor C Shares in the account. Otherwise, any applicable CDSC will be imposed on shares redeemed under the AWP. Shareholders who elect to establish an AWP may receive a monthly, quarterly or annual check or automatic transfer to a checking or savings account in a stated amount of not less than $25 on or about the 10th or 25th day of the applicable month of withdrawal. Investor C Shares will be redeemed (net of any applicable
CDSC) as necessary to meet withdrawal payments. Withdrawals will reduce principal and may eventually deplete the shareholder's account. If a shareholder desires to establish an AWP after opening an account, a signature guarantee will be required. An AWP may be terminated by a shareholder on 30 days' written notice to his/her Agent or by Nations Funds at any time.

How To Redeem Shares

For shareholders who open and maintain an account directly with a Fund, redemption orders should be communicated to such Nations Funds by calling Nations Funds at 1-800-321-7854 or in writing. (Shareholders must have established telephone features on their account in order to effect telephone transactions.)

Redemption orders for Investor Shares of the Funds which are received by Stephens, the Transfer Agent or their respective agents before the close of regular trading on the Exchange (currently 4:00 p.m., Eastern time) on any Business Day are priced according to the net asset value next determined after acceptance of the order. In the event that the Exchange closes early, redemption orders received prior to closing will be priced as of the time the Exchange closes and redemption orders received after the Exchange closes will be deemed received on the next Business Day and priced according to the net asset value determined on the next Business Day.

Redemption proceeds are normally sent by mail or wired within three Business Days after receipt of the order by the Fund. For shareholders who purchased their shares through an Agent, redemption orders should be transmitted by telephone or in writing through the same Agent. Redemption proceeds are normally remitted in federal funds wired to the redeeming Agent or investor within three Business Days after receipt of the order by Stephens, by the Transfer Agent or their respective agents.

Redemption orders are effected at the net asset value per share next determined after receipt of the order by the Fund, Stephens, the Transfer Agent, or their respective agents as the case may be, less any applicable CDSC. The Agents are responsible for transmitting redemption orders to Stephens, the Transfer Agent or their respective agents and for crediting their Customer's account with the redemption proceeds on a timely basis. Redemption proceeds for shares purchased by check may not be remitted until at least 15 days after the date of purchase to ensure that the check has cleared; a certified check, however, is deemed to be cleared immediately. No charge for wiring redemption payments is imposed by Nations Funds. Except for any CDSC which may be applicable upon redemption of Investor Shares, as described above, there is no redemption charge.

Nations Funds may redeem a shareholder's Investor Shares upon 60 days' written notice if the balance in the shareholder's account drops below $500 as a result of redemptions. Share balances also may be redeemed at the direction of an Agent pursuant to arrangements between the Agent and its Customers. Nations Funds also may redeem shares of the Fund involuntarily or make payment for redemption in readily marketable securities or other property under certain circumstances in accordance with the 1940 Act.

Prior to effecting a redemption of Investor Shares represented by certificates, the Transfer Agent must have received such certificates at its principal office. All such certificates must be endorsed by the redeeming shareholder or accompanied by a signed stock power, in each instance with the signature guaranteed by a commercial bank or a member of a major stock exchange, unless other arrangements satisfactory to Nations Funds have previously been made. Nations Funds may require any additional information reasonably necessary to evidence that a redemption has been duly authorized.

How To Exchange Shares

INVESTOR A SHARES
The exchange feature enables a shareholder of a fund of Nations Funds (other than an index fund) to acquire shares of the same class that are offered by another fund (other than an index fund) of Nations Funds when the shareholder believes that a shift between funds is an appropriate investment decision. A qualifying exchange is based on the next calculated net asset value per share of each fund after the exchange order is received.

No CDSC will be imposed in connection with an exchange of Investor A Shares that meets the requirements discussed in this section. If Investor A Shares of a Fund are exchanged for shares of the same class of another fund (other than an index fund), any CDSC applicable to the shares exchanged will be applied upon the redemption of the acquired shares. The holding period of such Investor A Shares (for purposes of determining whether a CDSC is applicable upon redemption) will be computed from the time of the initial purchase of the Investor A Shares of the Fund.

Shareholders who have paid a front-end sales charge on purchases of Investor A Shares of one of Nations Fund's non-money market funds (including Investor A Shares acquired through the reinvestment of dividends and distributions on such shares) may exchange those Investor A Shares at net asset value without any sales charge for Investor A Shares available under the exchange privilege described herein, provided that the maximum sales charge applicable to the acquired Investor A Shares is equal to or less than the "maximum sales charge applicable" to the Investor A Shares being exchanged. For purposes of determining the "maximum sales charge applicable" to the Investor A Shares being exchanged, a shareholder may include any sales charge paid on shares of the same class offered by one of Nations Fund's other funds that were previously exchanged to acquire the subject Investor A Shares then being exchanged, provided that notification of such prior exchange is made to the Transfer Agent, Stephens or their respective agents.

If Investor A Shares are exchanged for shares of the same class of another fund (other than an index fund), any redemption fee applicable to the original shares purchased will be assessed upon the redemption of the acquired shares. The holding period of such shares (for purposes of determining whether a redemption fee is applicable) will be computed from the time of the initial purchase of the Investor A Shares of a fund, except that the holding period will not accrue while the shares owned are Investor A Shares of or a Nations Funds' money market fund. If a redemption fee ultimately is charged, it will be retained by the initial Fund purchased.

AUTOMATIC EXCHANGE FEATURE: Under the Funds' Automatic Exchange Feature ("AEF") a shareholder of Investor A Shares may automatically exchange at least $25 on a monthly or quarterly basis. A shareholder may direct proceeds to be exchanged from one fund of Nations Funds to another as allowed by the applicable exchange rules within the prospectus. Exchanges will occur on or about the 15th or the last day of the applicable month. The shareholder must have an existing position in both funds in order to establish the AEF. This feature may be established by directing a request to the Transfer Agent by telephone or in writing. For additional information, a shareholder should contact his/her Selling Agent or Nations Funds.

INVESTOR B SHARES

The exchange feature enables a shareholder to exchange funds as specified below when the shareholder believes that a shift between funds is an appropriate investment decision. The exchange feature enables a shareholder of Investor B Shares of a fund offered by Nations Funds to acquire shares of the same class that are offered by another fund of Nations Funds (with the exception of Nations Short-Term Income Fund and Nations Short-Term Municipal Income Fund which are not available in this share class), or Investor C Shares of a Nations Funds money market fund. A qualifying exchange is based on the next calculated net asset value per share of each fund after the exchange order is received.

No CDSC will be imposed in connection with an exchange of Investor B Shares that meets the requirements discussed in this section. If a share-holder acquires Investor B Shares of another fund through an exchange, any CDSC schedule applicable (CDSCs may apply to shares purchased prior to January 1, 1996 or after July 31, 1997) to the original shares purchased will be applied to any redemption of the acquired shares. If a shareholder exchanges Investor B Shares of a fund for Investor C Shares of a money market fund, the acquired shares will remain subject to the CDSC schedule applicable to the Investor B Shares exchanged. The holding period (for purposes of determining the applicable rate of the CDSC) does not accrue while the shares owned are Investor C Shares of a Nations Funds money market fund. As a result, the CDSC that is ultimately charged upon a redemption is based upon the total holding period of Investor B Shares of a fund that charges a CDSC.

INVESTOR C SHARES

The exchange feature enables a shareholder of Investor C Shares of a Nations Funds non-money market fund to acquire shares of the same class that are offered by another non-money market fund of Nations Funds (other than an index fund) or Daily Shares of any Nations Funds money market fund when he or she believes that a shift between funds is an appropriate investment decision. A qualifying exchange is based on the next calculated net asset value per share of each fund after the exchange order is received.

If a shareholder acquires Investor C Shares of a non-money market fund through an exchange, the CDSC applicable to that current fund will be applied to any redemption of the acquired shares. However, if a shareholder acquires Daily Shares of a money market fund through an exchange of Investor C Shares, the CDSC applicable to the exchanged Investor C Shares will be applied on any redemption of the acquired Daily Shares. Notwithstanding the foregoing, if a shareholder redeems shares acquired through an exchange, the shareholder will be subject to the highest CDSC applicable to any shares that were exchanged within the 30 days prior to the redemption.


AUTOMATIC EXCHANGE FEATURE: Under the Fund's Automatic Exchange Feature ("AEF") a shareholder of Investor C Shares may automatically exchange at least $25 on a monthly or quarterly basis. A shareholder may direct proceeds to be exchanged from one Nations Funds to another as allowed by the applicable exchange rules within the prospectus. Exchanges will occur on or about the 15th or 30th day of the applicable month. The shareholder must have an existing position in both Funds in order to establish the AEF. This feature may be established by directing a request to the Transfer Agent by telephone or in writing. For additional information, an investor should contact his/ her Selling Agent or Nations Funds.

GENERAL

For shareholders who maintain an account directly with a Fund, exchange requests should be communicated to the Fund by calling Nations Funds at 1-800-321-7854 or in writing. For shareholders who purchased their shares through an Agent, exchange requests should be communicated to the Agent, who is responsible for transmitting the request to Stephens or to the Transfer Agent.

The Funds and each of the other funds of Nations Funds may limit the number of times this exchange feature may be exercised by a shareholder within a specified period of time. Also the exchange feature may be terminated or revised at any time by Nations Funds upon such notice as may be required by applicable regulatory agencies (presently 60 days for termination or material revision), provided that the exchange feature may be terminated or materially revised without notice under certain unusual circumstances.

The current prospectus for each Fund describes its investment objective and policies, and shareholders should obtain a copy and examine it carefully before investing. Exchanges are subject to the minimum investment requirement and any other conditions imposed by each fund. In the case of any shareholder holding a share certificate or certificates, no exchanges may be made until all applicable share certificates have been received by the Transfer Agent and deposited in the shareholder's account. An exchange will be treated for Federal income tax purposes the same as a redemption of shares, on which the shareholder may realize a capital gain or loss. However, the ability to deduct capital losses on an exchange may be limited in situations where there is an exchange of shares within 90 days after the shares are purchased.

Nations Funds and Stephens reserve the right to reject any exchange request. Only shares that may legally be sold in the state of the investor's residence may be acquired in an exchange. Only shares of a class that is accepting investments generally may be acquired in an exchange.

The Investor A Shares, Investor B Shares or Investor C Shares exchanged must have a current value of at least $1,000. Nations Funds and Stephens reserve the right to reject any exchange request. Only shares that may legally be sold in the state of the investor's residence may be acquired in an exchange. Only shares of a class that is accepting investments generally may be acquired in an exchange. An investor may telephone an exchange request by calling the investor's Selling Agent which is responsible for transmitting such request to Stephens or to the Transfer Agent.

During periods of significant economic or market change, telephone exchanges may be difficult to complete. In such event, shares may be exchanged by mailing the request directly to the Selling Agent through which the original shares were purchased. An investor should consult his/her Selling Agent or Stephens for further information regarding exchanges.

Shareholder Servicing And Distribution Plans



INVESTOR A SHARES
The Funds' Shareholder Servicing and Distribution Plan (the "Investor A Plan"), adopted pursuant to Rule 12b-1 under the 1940 Act, permits each Fund to compensate (i) Servicing Agents and Selling Agents for services provided to their Customers that own Investor A Shares and (ii) Stephens for distribution-related expenses incurred in connection with Investor A Shares. Aggregate payments under the Investor A Plan are calculated daily and paid monthly at a rate or rates set from time to time by each Fund, provided that the annual rate may not exceed .25% of the average daily net asset value of the Investor A Shares of the Fund.


The fees payable to Servicing Agents under the Investor A Plan are used primarily to compensate or reimburse Servicing Agents for shareholder services provided, and related expenses incurred, by such Servicing Agents. The shareholder services provided by Servicing Agents may include: (i) aggregating and processing purchase and redemption requests for Investor A Shares from Customers and transmitting net purchase and redemption orders to Stephens, the Transfer Agent or their respective agents; (ii) providing Customers with a service that invests the assets of their accounts in Investor A Shares pursuant to specific or preauthorized instructions; (iii) processing dividend and distribution payments from a Fund on behalf of Customers; (iv) providing information periodically to Customers showing their positions in Investor A Shares; (v) arranging for bank wires; and (vi) providing general shareholder liaison services. The fees payable to Selling Agents are used primarily to compensate or reimburse Selling Agents for providing sales support assistance in connection with the sale of Investor A Shares to Customers, which may include forwarding sales literature and advertising provided by Nations Funds to Customers.

The fees under the Investor A Plan also may be used to reimburse Stephens for distribution-related expenses actually incurred by Stephens, including, but not limited to, expenses of organizing and conducting sales seminars, printing prospectuses and statements of additional information (and supplements thereto) and reports for other than existing shareholders, preparation and distribution of advertising and sales literature and the costs of administering the Investor A Plan.

Nations Funds and Stephens may suspend or reduce payments under the Investor A Plan at any time, and payments are subject to the continuation of the Investor A Plan described above and the terms of the Servicing Agreements and Sales Support Agreements. See the SAI for more details on the Investor A Plan.

INVESTOR B SHARES

SHAREHOLDER SERVICING PLAN: The Funds' shareholder servicing plan ("Servicing Plan") permits the Funds to compensate Servicing Agents for services provided to their Customers that own Investor B Shares. Payments under the Servicing Plan are calculated daily and paid monthly at a rate or rates set from time to time by the Funds, provided that the annual rate may not exceed .25% of the average daily net asset value of the Investor B Shares.


The fees payable under the Servicing Plan are used primarily to compensate or reimburse Servicing Agents for shareholder services provided, and related expenses incurred, by such Servicing Agents. The shareholder services provided by Servicing Agents may include: (i) aggregating and processing purchase and redemption requests for Investor B Shares from Customers and transmitting net purchase and redemption orders to Stephens or the Transfer Agent; (ii) providing Customers with a service that invests the assets of their accounts in Investor B Shares pursuant to specific or preauthorized instructions; (iii) processing dividend and distribution payments from the Funds on behalf of Customers; (iv) providing information periodically to Customers showing their positions in Investor B Shares; (v) arranging for bank wires; and (vi) providing general shareholder liaison services.


Nations Funds may suspend or reduce payments under the Servicing Plan at any time, and payments are subject to the continuation of the Servicing Plan described above and the terms of the Servicing Agreements. See the SAI for more details on the Servicing Plan.

DISTRIBUTION PLAN: Pursuant to Rule 12b-1 under the 1940 Act, the Trustees and Directors have approved a Distribution Plan with respect to Investor B Shares of the Funds. Pursuant to the Distribution Plan, the Funds may compensate or reimburse Stephens for any activities or expenses primarily intended to result in the sale of the Funds' Investor B Shares. Payments under the Distribution Plan will be calculated daily and paid monthly at a rate or rates set from time to time by the Trustees and Directors provided that the annual rate may not exceed .75% of the average daily net asset value of the Funds' Investor B Shares.

The fees payable under the Distribution Plan are used primarily to compensate or reimburse Stephens for distribution services provided by it, and related expenses incurred, including payments by Stephens to compensate or reimburse Selling Agents for sales support services provided, and related expenses incurred, by such Selling Agents. Payments under the Distribution Plan may be made with respect to the following expenses: the cost of preparing, printing and distributing prospectuses, sales literature and advertising materials, commissions, incentive compensation or other compensation to, and expenses of, account executives or other employees of Stephens or the Selling Agents; overhead and other office expenses; opportunity costs relating to the foregoing; and any other costs and expenses relating to distribution or sales support activities. The overhead and other office expenses referenced above may include, without limitation, (i) the expenses of operating Stephens' or the Selling Agents' offices in connection with the sale of Fund shares, including rent, the salaries and employee benefit costs of administrative, operations and support personnel, utility costs, communications costs and the costs of stationery and supplies, (ii) the costs of client sales seminars and travel related to distribution and sales support activities, and (iii) other expenses relating to distribution and sales support activities.


Nations Funds and Stephens may suspend or reduce payments under the Distribution Plan at any time, and payments are subject to the continuation of the Distribution Plan described above and the terms of the Sales Support Agreements between Selling Agents and Stephens. See the SAI for more details on the Distribution Plan.

INVESTOR C SHARES

SHAREHOLDER SERVICING PLAN: The Trustees and Directors have approved a shareholder servicing plan ("Servicing Plan") for the Funds which permits the Funds to compensate Servicing Agents for services provided to their Customers that own Investor C Shares. Payments under the Servicing Plan are calculated daily and paid monthly at a rate or rates set from time to time by the Funds, provided that the annual rate may not exceed .25% of the average daily net asset value of the Funds' Investor C Shares.

The fees payable under the Servicing Plan are used primarily to compensate or reimburse Servicing Agents for shareholder services provided, and related expenses incurred, by such Servicing Agents. The shareholder services provided by Servicing Agents may include: (i) aggregating and processing purchase and redemption requests for Investor C Shares from Customers and transmitting net purchase and redemption orders to Stephens or the Transfer Agent; (ii) providing Customers with a service that invests the assets of their accounts in Investor C Shares pursuant to specific or preauthorized instructions; (iii) processing dividend and distribution payments from the Funds on behalf of Customers; (iv) providing information periodically to Customers showing their positions in Investor C Shares; (v) arranging for bank wires; and (vi) providing general shareholder liaison services.


Nations Funds may suspend or reduce payments under the Servicing Plan at any time, and payments are subject to the continuation of the Servicing Plan described above and the terms of the Servicing Agreements. See the SAI for more details on the Servicing Plan.

DISTRIBUTION PLAN: Pursuant to Rule 12b-1 under the 1940 Act, the Trustees and Directors have approved a Distribution Plan with respect to Investor C Shares of the Funds. Pursuant to the Distribution Plan, the Funds may compensate or reimburse Stephens for any activities or expenses primarily intended to result in the sale of the Funds' Investor C Shares. Payments under the Investor C Distribution Plan will be calculated daily and paid monthly at a rate or rates set from time to time by the Trustees and Directors, provided that the annual rate may not exceed .75% of the average daily net asset value of the Funds' Investor C Shares.


The fees payable under the Distribution Plan are used (i) to compensate Selling Agents for providing sales support assistance relating to Investor C Shares,
(ii) to pay for promotional activities intended to result in the sale of Investor C Shares such as the preparation, printing and distribution of prospectuses to other than current shareholders, and (iii) to compensate Selling Agents for providing sales support services with respect to their Customers who are, from time to time, beneficial and record holders of Investor C Shares. Currently, substantially all fees paid pursuant to the Distribution Plan are paid to compensate Selling Agents for providing the services described in (i) and (iii) above, with any remaining amounts being used by Stephens to partially defray other expenses incurred by Stephens in distributing Investor C Shares. Fees received by Stephens pursuant to the Distribution Plan will not be used to pay any interest expenses, carrying charges or other financing costs (except to the extent permitted by the SEC) and will not be used to pay any general and administrative expenses of Stephens.


Nations Funds and Stephens may suspend or reduce payments under the Distribution Plan at any time, and payments are subject to the continuation of the Distribution Plan described above and the terms of the Sales Support Agreement between Selling Agents and Stephens. See the SAI for more details on the Distribution Plan.

GENERAL

Nations Funds understands that Agents may charge fees to their Customers who are the owners of Investor A, Investor B or Investor C Shares for various services provided in connection with a Customer's account. These fees would be in addition to any amounts received by a Selling Agent under its Sales Support Agreement with Stephens or by a Servicing Agent under its Servicing Agreement with Nations Funds. The Sales Support Agreements and Servicing Agreements require Agents to disclose to their Customers any compensation payable to the Agent by Stephens or Nations Funds and any other compensation payable by the Customers for various services provided in connection with their accounts. Customers should read this Prospectus in light of the terms governing their accounts with their Agents.

The Adviser may also pay out of its own assets amounts to Stephens or other broker/dealers in connection with the provision of administrative and/or distribution related services to shareholders. In addition, Stephens may, from time to time, at its expense or as an expense for which it may be reimbursed under a plan adopted pursuant to Rule 12b-1 under the 1940 Act, pay a bonus or other consideration or incentive to Selling Agents who sell a minimum dollar amount of shares of the Funds during a specified period of time. Stephens may also from time to time, pay additional consideration to Selling Agents not to exceed 1.00% of the offering price per share on all sales of Investor A Shares, 4.00% of the offering price per share on all sales of Investor B Shares and
 .75% of the offering price per share on all sales of Investor C Shares as an expense of Stephens or for which Stephens may be reimbursed under a plan adopted pursuant to Rule 12b-1 or upon receipt of a CDSC. Any such additional consideration or incentive program may be terminated at any time by Stephens.

Stephens has also established a non-cash compensation program, pursuant to which broker/dealers or financial institutions that sell shares of the Funds may earn additional compensation in the form of trips to sales seminars or vacation destinations, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise. This non-cash compensation program may be amended or terminated at any time by Stephens.

How The Funds Value Their Shares

The Funds calculate the net asset value of a share of each class by dividing the total value of its assets, less liabilities, by the number of shares in the class outstanding. Shares of the Funds are valued as of the close of regular trading on the Exchange (currently 4:00 p.m., Eastern time) on each Business Day. In the event that the Exchange closes early, shares of the Funds will be priced as of the time the Exchange closes. Currently, the days on which the Exchange is closed (other than weekends) are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Portfolio securities for which market quotations are readily available are valued at market value. Short-term investments that will mature in 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Directors or Trustees.

How Dividends And Distributions Are Made; Tax Information

DIVIDENDS AND DISTRIBUTIONS: Dividends from net investment income are declared and paid monthly by Nations Capital Growth Fund, Nations Disciplined Equity Fund, Nations Equity Income Fund, Nations Value Fund and Nations Small Company Growth Fund. Nations Balanced Assets Fund, Nations Emerging Growth Fund, Nations Marsico Growth & Income Fund, Nations Marsico Focused Equities Fund, Nations International Equity Fund, Nations Emerging Markets Fund and Nations Pacific Growth Fund distribute any net investment income each calendar quarter. Dividends from net investment income are declared and paid annually by Nations International Value Fund and Nations International Growth Fund. The Funds distribute any net realized capital gains (including net short-term capital gains) at least annually. Distributions from capital gains are made after applying any available capital loss carryovers. Distributions paid by the Funds with respect to one class of shares may be greater or less than those paid with respect to another class of shares due to the different expenses of the different classes.

Investor Shares of the Funds are eligible to receive dividends when declared, provided, however, that the purchase order for such shares is received at least one day prior to the dividend declaration and such shares continue to be eligible for dividends through and including the day before the redemption order is executed.

The net asset value of Investor Shares will be reduced by the amount of any dividend or distribution. Accordingly, dividends and distributions on newly purchased shares represent, in substance, a return of capital. However, such dividends and distributions would nevertheless be taxable. Certain Selling Agents may provide for the reinvestment of dividends in the form of additional Investor Shares of the same class of the same Fund. Dividends and distributions are paid in cash within five Business Days of the end of the month, quarter or year to which the payment relates. Dividends and distributions payable to a shareholder are paid in cash within five Business Days after a shareholder's complete redemption of his/her Investor Shares.

TAX INFORMATION: Each Fund intends to continue to qualify as a "regulated investment company" under the Code. Such qualification relieves the Funds of liability for Federal income taxes on amounts distributed in accordance with the Code.

Each Fund intends to distribute substantially all of its net investment income each taxable year. Distributions by a Fund of its net investment income (including net foreign currency gains) and the excess, if any, of its net short-term capital gain over its net long-term capital loss generally are taxable as ordinary income to shareholders, whether such income is received in cash or reinvested in additional shares.

Corporate investors in the Funds may be entitled to the dividends received deduction on a portion of such Funds' dividends paid by these Funds to the extent that a Fund's income is derived from dividends received from domestic corporations.

Substantially all of the Funds' net realized long-term capital gains will be distributed at least annually. The Funds will generally have no tax liability with respect to such gains, and the distributions generally will be taxable to shareholders as net capital gains, regardless of how long the shareholders have held the Funds' shares and whether such distributions are received in cash or reinvested in additional shares. Noncorporate shareholders may be taxed on such distributions at preferential rates.

Each year, shareholders will be notified as to the amount and Federal tax status of all dividends and capital gain distributions paid during the prior year. Such dividends and capital gain distributions may be subject to state and local taxes.


Dividends and distributions declared in October, November, or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by the Funds on December 31 of such year in the event such dividends and distributions are actually paid during January of the following year.


Federal law requires Nations Funds to withhold 31% from any distributions paid by Nations Funds and/or redemptions (including exchanges and redemptions in-kind) that occur in certain shareholder accounts if the shareholder has not properly furnished a certified correct Taxpayer Identification Number and has not certified that withholding does not apply, or if the Internal Revenue Service has notified Nations Funds that the Taxpayer Identification Number listed on a shareholder account is incorrect according to its records, or that the shareholder is subject to backup withholding. Amounts withheld are applied to the shareholder's Federal tax liability, and a refund may be obtained from the Internal Revenue Service if withholding results in overpayment of taxes. Federal law also requires the Funds to withhold tax on dividends paid to certain foreign shareholders.


The foregoing discussion is based on tax laws and regulations which were in effect as of the date of this Prospectus and summarizes only some of the important Federal tax considerations generally affecting the Funds and their shareholders. It is not intended as a substitute for careful tax planning; investors should consult their tax advisors with respect to their specific tax situations as well as with respect to foreign, state and local taxes. Further tax information is contained in the SAI.

Financial Highlights

The following financial information has been derived from the audited financial statements of Nations Fund Trust, Nations Fund, Inc. and Nations Portfolios. PricewaterhouseCoopers LLP is the independent accountant to Nations Fund Trust, Nations Fund, Inc. and Nations Portfolios. The reports of

PricewaterhouseCoopers LLP for the most recent fiscal period of Nations Fund Trust, Nations Fund, Inc. and Nations Portfolios accompany the financial statements for such period and are incorporated by reference in the SAI, which is available upon request. For more information see "Organization And History." Shareholders of the Funds will receive unaudited semi-annual reports describing the Funds' investment operations and annual financial statements audited by the Funds' independent accountant.

The following financial highlights for Investor A Shares of Nations International Value Fund have been derived from the audited financial statements of the Emerald International Equity Fund (the predecessor portfolio). KPMG Peat Marwick LLP were the independent auditors for the Emerald International Equity Fund for the fiscal period December 1, 1997 through May 15, 1998 and for the fiscal year ended November 30, 1997. PricewaterhouseCoopers LLP was the independent accountant for the Emerald International Equity Fund for the fiscal period from December 27, 1995 through November 30, 1996. The reports of KPMG Peat Marwick LLP for the fiscal period December 1, 1997 through May 15, 1997 and for the fiscal year ended November 30, 1997 of the Emerald International Equity Fund accompany the financial statements for such periods and are incorporated in the SAI, which is available upon request. Financial Highlights for Investor B Shares and Investor C Shares of Nations International Value Fund are not provided below because these classes of shares had not yet commenced operations during the period indicated below.

FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

Nations Value Fund

                                                                          YEAR            YEAR
                                                                         ENDED            ENDED
Investor A Shares                                                      03/31/98#        03/31/97
------------------------------------------------------------------------------------------------
Operating performance:
Net asset value, beginning of period                               $ 17.87          $ 16.60
------------------------------------------------------------------------------------------------
Net investment income                                                 0.15             0.21
------------------------------------------------------------------------------------------------
Net realized and unrealized gain/(loss) on investments                5.98             2.70
------------------------------------------------------------------------------------------------
Net increase/(decrease) in net asset value from operations            6.13             2.91
------------------------------------------------------------------------------------------------
Distributions:
Dividends from net investment income                                 (0.14)           (0.22)
------------------------------------------------------------------------------------------------
Distributions from net realized capital gains                        (3.94)           (1.42)
------------------------------------------------------------------------------------------------
Total dividends and distributions                                    (4.08)           (1.64)
------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $ 19.92          $ 17.87
------------------------------------------------------------------------------------------------
Total return++                                                       38.22%           17.80%
------------------------------------------------------------------------------------------------
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                               $149,167         $70,305
------------------------------------------------------------------------------------------------
Ratio of operating expenses to average net assets                      1.20%(b)        1.22%(b)
------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets                   0.79%           1.26%
------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                  79%             47%
------------------------------------------------------------------------------------------------
Ratio of operating expenses to average net assets without waivers
 and/or expense reimbursements                                         1.20%(b)        1.22%(b)



                                                                       PERIOD        YEAR        YEAR
                                                                       ENDED        ENDED       ENDED
Investor A Shares                                                   03/31/96(a)    11/30/95    11/30/94
---------------------------------------------------------------------------------------------------------
Operating performance:
Net asset value, beginning of period                                $16.21        $12.98     $ 13.72
---------------------------------------------------------------------------------------------------------
Net investment income                                                 0.05          0.23        0.20
---------------------------------------------------------------------------------------------------------
Net realized and unrealized gain/(loss) on investments                1.06          3.92       (0.20)
---------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net asset value from operations            1.11          4.15        0.00
---------------------------------------------------------------------------------------------------------
Distributions:
Dividends from net investment income                                 (0.10)         (0.25)     (0.20)
---------------------------------------------------------------------------------------------------------
Distributions from net realized capital gains                        (0.62)         (0.67)     (0.54)
---------------------------------------------------------------------------------------------------------
Total dividends and distributions                                    (0.72)         (0.92)     (0.74)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $ 16.60       $ 16.21     $12.98
---------------------------------------------------------------------------------------------------------
Total return++                                                        7.07%         34.22%     (0.17)%
---------------------------------------------------------------------------------------------------------
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                                $54,341       $48,440     $35,445
---------------------------------------------------------------------------------------------------------
Ratio of operating expenses to average net assets                     1.21%+         1.19%      1.18%
---------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets                  1.05%+         1.65%      1.60%
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                 12%            63%        75%
---------------------------------------------------------------------------------------------------------
Ratio of operating expenses to average net assets without waivers
 and/or expense reimbursements                                        1.21%+         1.19%      1.18%


                                                                                       YEAR         YEAR
                                                                                     ENDED          ENDED
Investor A Shares                                                                   11/30/93      11/30/92
---------------------------------------------------------------------------------------------------------
Operating performance:
Net asset value, beginning of period                                               $ 12.45     $ 11.16
---------------------------------------------------------------------------------------------------------
Net investment income                                                                 0.22        0.26
---------------------------------------------------------------------------------------------------------
Net realized and unrealized gain/(loss) on investments                                1.35        1.59
---------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net asset value from operations                            1.57        1.85
---------------------------------------------------------------------------------------------------------
Distributions:
Dividends from net investment income                                                 (0.21)      (0.27)
---------------------------------------------------------------------------------------------------------
Distributions from net realized capital gains                                        (0.09)      (0.29)
---------------------------------------------------------------------------------------------------------
Total dividends and distributions                                                    (0.30)      (0.56)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                     $ 13.72     $ 12.45
---------------------------------------------------------------------------------------------------------
Total return++                                                                       12.80%      16.96%+++
---------------------------------------------------------------------------------------------------------
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                                               $32,607     $24,536
---------------------------------------------------------------------------------------------------------
Ratio of operating expenses to average net assets                                     1.21%       1.06%
---------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets                                  1.73%       2.15%
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                 64%         60%
---------------------------------------------------------------------------------------------------------
Ratio of operating expenses to average net assets without waivers and/or expense
 reimbursements                                                                       1.22%       1.15%



                                                                                         YEAR            PERIOD
                                                                                        ENDED             ENDED
Investor A Shares                                                                     11/30/91          11/30/90*
---------------------------------------------------------------------------------------------------------
Operating performance:
Net asset value, beginning of period                                              $  9.71         $ 10.04
---------------------------------------------------------------------------------------------------------
Net investment income                                                                0.34            0.35
---------------------------------------------------------------------------------------------------------
Net realized and unrealized gain/(loss) on investments                               1.47           (0.36)
---------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net asset value from operations                           1.81           (0.01)
---------------------------------------------------------------------------------------------------------
Distributions:
Dividends from net investment income                                                (0.36)          (0.32)
---------------------------------------------------------------------------------------------------------
Distributions from net realized capital gains                                          --             --
---------------------------------------------------------------------------------------------------------
Total dividends and distributions                                                   (0.36)          (0.32)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                     $ 11.16         $ 9.71
---------------------------------------------------------------------------------------------------------
Total return++                                                                      18.79%+++      (0.16)%+++
---------------------------------------------------------------------------------------------------------
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                                               $13,514         $7,020
---------------------------------------------------------------------------------------------------------
Ratio of operating expenses to average net assets                                     0.53%          0.21%+
---------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets                                  3.33%          4.19%+
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                 51%            24%
---------------------------------------------------------------------------------------------------------
Ratio of operating expenses to average net assets without waivers and/or expense
 reimbursements                                                                       0.99%          1.11%+

     * Nations Value Fund Investor A Shares commenced operations on December 6, 1989.
     + Annualized.
    ++ Total return represents aggregate total return for the period indicated
       and does not reflect the deduction of any applicable sales charges.
   +++ Unaudited.
     # Per share net investment has been calculated using the monthly average share method.
   (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
   (b) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

FOR AN INVESTOR B SHARE OUTSTANDING THROUGHOUT EACH PERIOD

Nations Value Fund

                                              YEAR            YEAR           PERIOD        YEAR         YEAR       PERIOD
                                             ENDED            ENDED          ENDED        ENDED        ENDED        ENDED
Investor B Shares                          03/31/98#         3/31/97      03/31/96(a)    11/30/95    11/30/94     11/30/93*
----------------------------------------------------------------------------------------------------------------------------
Operating performance:
Net asset value, beginning of period    $ 17.81          $ 16.55          $ 16.15       $ 12.94     $ 13.71      $ 13.08
----------------------------------------------------------------------------------------------------------------------------
Net investment income                      0.02             0.14             0.03          0.17        0.15         0.11
----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
 gain/(loss) on investments                5.96             2.68             1.05          3.89       (0.22)        0.63
----------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net asset
 value from operations                     5.98             2.82             1.08          4.06       (0.07)        0.74
----------------------------------------------------------------------------------------------------------------------------
Distributions:
Dividends from net investment
 income                                   (0.04)           (0.14)           (0.06)        (0.18)      (0.16)       (0.11)
----------------------------------------------------------------------------------------------------------------------------
Distributions from net realized
 capital gains                            (3.94)           (1.42)           (0.62)        (0.67)      (0.54)          --
----------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions         (3.98)           (1.56)           (0.68)        (0.85)      (0.70)       (0.11)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period          $ 19.81          $ 17.81          $ 16.55       $ 16.15     $ 12.94      $ 13.71
----------------------------------------------------------------------------------------------------------------------------
Total return++                            37.29%           17.21%            6.90%         33.55%     (0.69)%       5.65%
----------------------------------------------------------------------------------------------------------------------------
Ratios to average net
 assets/supplemental data:
Net assets, end of period (in 000's)    $149,635         $99,999          $88,861       $83,699     $42,530      $10,449
----------------------------------------------------------------------------------------------------------------------------
Ratio of operating expenses to
 average net assets                         1.87%(b)        1.72%(b)         1.71%+         1.69%      1.68%        1.71%+
----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to
 average net assets                         0.12%           0.76%            0.55%+         1.15%      1.10%        1.23%+
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                       79%             47%               12%            63%        75%          64%
----------------------------------------------------------------------------------------------------------------------------
Ratio of operating expenses to
 average net assets without waivers
 and/or expense reimbursements              1.87%(b)        1.72%(b)         1.71%+         1.69%      1.68%        1.72%+

     * Nations Value Fund Investor B Shares commenced operations on June 7,
       1993.
     + Annualized.
    ++ Total return represents aggregate total return for the period indicated
       and does not reflect the deduction of any applicable sales charges.
     # Per share net investment income has been calculated using the monthly average share method.
   (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
   (b) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

FOR AN INVESTOR C SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Nations Value Fund

                                   YEAR            YEAR            PERIOD      YEAR         YEAR       YEAR          PERIOD
                                  ENDED            ENDED          ENDED        ENDED       ENDED       ENDED         ENDED
Investor C Shares               03/31/98#        03/31/97      03/31/96(a)   11/30/95    11/30/94    11/30/93      11/30/92*
----------------------------------------------------------------------------------------------------------------------------
Operating performance:
Net asset value,
 beginning of period         $ 17.75          $ 16.50         $ 16.09       $ 12.90    $ 13.64      $ 12.41     $ 11.63
----------------------------------------------------------------------------------------------------------------------------
Net investment income           0.04             0.17            0.04          0.13       0.12         0.13        0.07
----------------------------------------------------------------------------------------------------------------------------
Net realized and
 unrealized gain/(loss)
 on investments                 5.95             2.68            1.05          3.88      (0.22)        1.32        0.78
----------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease) in
 net asset value from
 operations                     5.99             2.85            1.09          4.01      (0.10)        1.45        0.85
----------------------------------------------------------------------------------------------------------------------------
Distributions:
Dividends from net
 investment income             (0.05)          (0.18)           (0.06)        (0.15)     (0.10)       (0.13)     (0.07)
----------------------------------------------------------------------------------------------------------------------------
Distributions from net
 realized capital gains        (3.94)          (1.42)           (0.62)        (0.67)     (0.54)       (0.09)        --
----------------------------------------------------------------------------------------------------------------------------
Total dividends and
 distributions                 (3.99)          (1.60)           (0.68)        (0.82)     (0.64)       (0.22)     (0.07)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                      $ 19.75         $ 17.75          $ 16.50       $ 16.09     $ 12.90      $ 13.64    $ 12.41
----------------------------------------------------------------------------------------------------------------------------
Total return++                 37.55%          17.51%            6.99%        33.15%      (0.92)%      11.85%      7.33%+++
----------------------------------------------------------------------------------------------------------------------------
Ratios to average net
 assets/supplemental
 data:
Net assets, end of period
 (in 000's)                  $13,969          $6,519           $4,633        $4,185      $2,983       $2,997      $1,286
----------------------------------------------------------------------------------------------------------------------------
Ratio of operating
 expenses to average net
 assets                         1.78%(b)        1.47%(b)        1.58%+        1.94%       1.93%        1.96%       1.98%+
----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment
 income to average net
 assets                         0.21%           1.01%           0.68%+        0.90%       0.85%        0.98%       1.22%+
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate           79%             47%             12%           63%         75%          64%         60%
----------------------------------------------------------------------------------------------------------------------------
Ratio of operating
 expenses to average net
 assets without waivers
 and/or expense
 reimbursements                 1.78%(b)         1.47%(b)        1.58%+        1.94%      1.93%        1.97%       1.98%+

     * Nations Value Fund Investor C Shares commenced operations on June 17,
       1992.
     + Annualized.
    ++ Total return represents aggregate total return for the period indicated
       and does not reflect the deduction of any applicable sales charges.
   +++ Unaudited.
     # Per share net investment income has been calculated using the monthly average share method.
   (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
   (b) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

Nations Equity Income Fund

                                 YEAR            YEAR           PERIOD
Investor A                      ENDED            ENDED          ENDED
Shares                        03/31/98#        03/31/97      03/31/96(a)
----------------------------------------------------------------------------
Operating performance:
Net asset value,
 beginning of period      $ 12.26          $ 13.11           $ 11.78
----------------------------------------------------------------------------
Net investment income       0.26             0.36              0.27
----------------------------------------------------------------------------
Net realized and
 unrealized gain on
 investments                3.77             1.58              1.77
----------------------------------------------------------------------------
Net increase in net
 asset value from
 operations                 4.03             1.94              2.04
----------------------------------------------------------------------------
Distributions:
Dividends from net
 investment income        ( 0.24)          ( 0.38)           ( 0.34)
----------------------------------------------------------------------------
Distributions from net
 realized capital gains   ( 2.16)          ( 2.41)           ( 0.37)
----------------------------------------------------------------------------
Total dividends and
 distributions            ( 2.40)          ( 2.79)           ( 0.71)
----------------------------------------------------------------------------
Net asset value, end of
 period                   $ 13.89          $ 12.26           $ 13.11
----------------------------------------------------------------------------
Total return++             36.92%           15.30%            17.75%
----------------------------------------------------------------------------
Ratios to average net
 assets/supplemental
 data:
Net assets, end of
 period (in 000's)        $68,006          $47,891           $42,606
----------------------------------------------------------------------------
Ratio of operating
 expenses to average
 net assets                 1.11%(b)         1.16%(b)          1.15%+
----------------------------------------------------------------------------
Ratio of net investment
 income to average net
 assets                     1.97%            2.84%             2.59%+
----------------------------------------------------------------------------
Portfolio turnover rate      74%             102%                59%
----------------------------------------------------------------------------
Ratio of operating
 expenses to average
 net assets without
 waivers and/or
 expense
 reimbursements             1.11%(b)         1.16%(b)          1.15%+



                              YEAR         YEAR       YEAR           YEAR           PERIOD
Investor A                   ENDED       ENDED       ENDED          ENDED            ENDED
Shares                      05/31/95    05/31/94    05/31/93      05/31/92         05/31/91*
---------------------------------------------------------------------------------------------
Operating performance:
Net asset value,
 beginning of period       $ 11.41     $ 12.02     $ 11.40    $ 10.19          $ 10.04
---------------------------------------------------------------------------------------------
Net investment income         0.40        0.37        0.34       0.29             0.05
---------------------------------------------------------------------------------------------
Net realized and
 unrealized gain on
 investments                  1.10        0.21        1.05       1.27             0.10
---------------------------------------------------------------------------------------------
Net increase in net
 asset value from
 operations                   1.50        0.58        1.39       1.56             0.15
---------------------------------------------------------------------------------------------
Distributions:
Dividends from net
 investment income           (0.40)      (0.38)      (0.32)     (0.28)             --
---------------------------------------------------------------------------------------------
Distributions from net
 realized capital gains      (0.73)      (0.81)      (0.45)     (0.07)             --
---------------------------------------------------------------------------------------------
Total dividends and
 distributions               (1.13)      (1.19)      (0.77)     (0.35)             --
---------------------------------------------------------------------------------------------
Net asset value, end of
 period                    $ 11.78     $ 11.41     $ 12.02    $ 11.40          $ 10.19
---------------------------------------------------------------------------------------------
Total return++               14.53%       4.74%      12.78%     15.59%+++         1.49%+++
---------------------------------------------------------------------------------------------
Ratios to average net
 assets/supplemental
 data:
Net assets, end of
 period (in 000's)         $35,538     $33,691     $32,760    $3,418           $  497
---------------------------------------------------------------------------------------------
Ratio of operating
 expenses to average
 net assets                   1.17%       1.19%       1.17%     1.35%            1.37%+
---------------------------------------------------------------------------------------------
Ratio of net investment
 income to average net
 assets                       3.50%       3.16%       3.12%     2.90%            3.40%+
---------------------------------------------------------------------------------------------
Portfolio turnover rate        158%        116%         55%      84%               9%
---------------------------------------------------------------------------------------------
Ratio of operating
 expenses to average
 net assets without
 waivers and/or
 expense
 reimbursements               1.18%       1.20%       1.29%     2.46%           15.09%+

     * Nations Equity Income Fund Investor A Shares commenced operations on April 16, 1991.
     + Annualized.
    ++ Total return represents aggregate total return for the period indicated
       and does not reflect the deduction of any applicable sales charges.
   +++ Unaudited.
     # Per share net investment income has been calculated using the monthly average share method.
   (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was May 31.
   (b) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

FOR AN INVESTOR B SHARE OUTSTANDING THROUGHOUT EACH PERIOD

Nations Equity Income Fund



                                                       YEAR            YEAR            PERIOD       YEAR        PERIOD
                                                      ENDED            ENDED          ENDED        ENDED        ENDED
Investor B Shares                                   03/31/98#        03/31/97      03/31/96(a)    05/31/95    05/31/94*
------------------------------------------------------------------------------------------------------------------------
Operating performance:
Net asset value, beginning of period             $ 12.25          $ 13.10           $  11.77     $ 11.40     $ 11.98
------------------------------------------------------------------------------------------------------------------------
Net investment income                               0.17             0.31               0.22        0.34        0.37
------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on
 investments                                        3.77             1.57               1.76        1.11        0.22
------------------------------------------------------------------------------------------------------------------------
Net increase in net asset value from
 operations                                         3.94             1.88               1.98        1.45        0.59
------------------------------------------------------------------------------------------------------------------------
Distributions:
Dividends from net investment income               (0.16)           (0.32)             (0.28)      (0.35)      (0.36)
------------------------------------------------------------------------------------------------------------------------
Distributions from net realized capital gains      (2.16)           (2.41)             (0.37)      (0.73)      (0.81)
------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                  (2.32)           (2.73)             (0.65)      (1.08)      (1.17)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $ 13.87          $ 12.25           $  13.10     $ 11.77     $ 11.40
------------------------------------------------------------------------------------------------------------------------
Total return++                                     36.02%           14.76%             17.21%      14.03%       4.84%
------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets/supplemental
 data:
Net assets, end of period (in 000's)            $144,929         $108,055           $104,026     $75,371     $46,043
------------------------------------------------------------------------------------------------------------------------
Ratio of operating expenses to average net
 assets                                            1.78%(b)         1.66%(b)           1.65%+       1.67%      1.69%+
------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average
 net assets                                        1.30%            2.34%              2.09%+       3.00%      2.66%+
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              74%             102%                59%         158%       116%
------------------------------------------------------------------------------------------------------------------------
Ratio of operating expenses to average net
 assets without waivers and/or expense
 reimbursements                                    1.78%(b)         1.66%(b)           1.65%+       1.68%      1.70%+

     * Nations Equity Income Investor B Shares commenced operations on June 7, 1993.
     + Annualized.
    ++ Total return represents aggregate total return for the periods indicated
       and does not reflect the deduction of any applicable sales charges.
     # Per share net investment income has been calculated using the monthly average share method.
   (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was May 31.
   (b) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

FOR AN INVESTOR C SHARE OUTSTANDING THROUGHOUT EACH PERIOD

Nations Equity Income Fund



                                              YEAR            YEAR           PERIOD       YEAR        YEAR      PERIOD
                                             ENDED            ENDED          ENDED        ENDED      ENDED       ENDED
Investor C Shares                          03/31/98#        03/31/97      03/31/96(a)   05/31/95   05/31/94    05/31/93*
------------------------------------------------------------------------------------------------------------------------

Operating performance:
Net asset value, beginning of period    $ 12.35          $ 13.19         $ 11.83       $ 11.47    $ 12.04    $ 11.13
------------------------------------------------------------------------------------------------------------------------
Net investment income                      0.18             0.33            0.21          0.32       0.28       0.32
------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on
 investments                               3.83             1.59            1.78          1.08       0.21       1.32
------------------------------------------------------------------------------------------------------------------------
Net increase in net asset value from
 operations                                4.01             1.92            1.99          1.40       0.49       1.64
------------------------------------------------------------------------------------------------------------------------
Distributions:
Dividends from net investment
 income                                   (0.19)           (0.35)          (0.26)        (0.31)     (0.25)     (0.28)
------------------------------------------------------------------------------------------------------------------------
Distributions from net realized
 capital gains                            (2.16)           (2.41)          (0.37)        (0.73)     (0.81)     (0.45)
------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions         (2.35)           (2.76)          (0.63)        (1.04)     (1.06)     (0.73)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period          $ 14.01          $ 12.35         $ 13.19       $ 11.83    $ 11.47    $ 12.04
------------------------------------------------------------------------------------------------------------------------
Total return++                            36.28%           15.01%          17.20%        13.49%      3.96%     15.31%
------------------------------------------------------------------------------------------------------------------------
Ratios to average net
 assets/supplemental data:
Net assets, end of period (in 000's)    $10,348          $5,007          $ 4,612        $4,278     $4,221     $4,377
------------------------------------------------------------------------------------------------------------------------
Ratio of operating expenses to
 average net assets                        1.69%(b)        1.41%(b)         1.75%+        1.92%      1.94%      1.92%+
------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to
 average net assets                        1.39%          2.59%             1.99%+        2.75%      2.41%      2.37%+
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                      74%           102%               59%          158%       116%       55%
------------------------------------------------------------------------------------------------------------------------
Ratio of operating expenses to
 average net assets without waivers
 and/or expense reimbursements             1.69%(b)       1.41%(b)          1.75%+        1.93%      1.95%      2.04%+

     * Nations Equity Income Fund Investor C Shares commenced operations on
       June 17, 1992.
     + Annualized.
    ++ Total return represents aggregate total return for the periods indicated
       and does not reflect the deduction of any applicable sales charges.
     # Per share net investment income has been calculated using the monthly average share method.
   (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was May 31.
   (b) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

Nations Emerging Growth Fund



                                              YEAR            YEAR            PERIOD        YEAR        YEAR         PERIOD
                                             ENDED            ENDED           ENDED         ENDED       ENDED         ENDED
Investor A Shares                          03/31/98#        03/31/97#     03/31/96#(a)    11/30/95    11/30/94#     11/30/93*
--------------------------------------------------------------------------------------------------------------------------------
Operating performance:
Net asset value, beginning of period      $ 12.69          $ 13.91       $ 14.17        $ 11.35      $ 10.85       $  9.87
--------------------------------------------------------------------------------------------------------------------------------
Net investment income/(loss)                (0.10)          ( 0.07)        (0.01)         (0.01)       (0.06)        (0.03)
--------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
 gain/(loss) on investments                  5.50             0.19          1.25           3.23         0.70          1.02
--------------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net asset
 value from operations                       5.40             0.12          1.24           3.22         0.64          0.99
--------------------------------------------------------------------------------------------------------------------------------
Distributions:
Distributions from net realized
 capital gains                              (1.79)           (1.34)        (1.50)         (0.40)       (0.14)        (0.01)
--------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions           (1.79)           (1.34)        (1.50)         (0.40)       (0.14)        (0.01)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period            $ 16.30          $ 12.69       $ 13.91        $ 14.17      $ 11.35       $ 10.85
--------------------------------------------------------------------------------------------------------------------------------
Total return++                              44.86%             .18%         9.80%         29.65%        5.90%         9.99%
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net
 assets/supplemental data:
Net assets, end of period (in 000's)      $21,591          $12,126        $7,802         $5,765       $3,234        $2,095
--------------------------------------------------------------------------------------------------------------------------------
Ratio of operating expenses to
 average net assets                          1.23%(b)         1.23%(b)      1.24%+         1.23%        1.26%         1.05%+
--------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income/(loss)
 to average net assets                      (0.67)%          (0.51)%       (0.31)%+       (0.17)%      (0.54)%       (0.40)%+
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                        76%              93%           39%           139%         129%          159%
--------------------------------------------------------------------------------------------------------------------------------
Ratio of operating expenses to
 average net assets without waivers
 and/or expense reimbursement                1.23%(b)         1.23%(b)        1.24%+       1.23%        1.26%         1.26%+

  * Nations Emerging Growth Fund Investor A Shares commenced operations on December 10, 1992.
  + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
  # Per share net investment income/(loss) has been calculated using the monthly average share method.
(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
(b) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

FOR AN INVESTOR B SHARE OUTSTANDING THROUGHOUT EACH PERIOD

Nations Emerging Growth Fund



                                              YEAR            YEAR            PERIOD        YEAR         YEAR       PERIOD
                                             ENDED            ENDED           ENDED        ENDED       ENDED         ENDED
Investor B Shares                          03/31/98#        03/31/97#     03/31/96#(a)    11/30/95   11/30/94#     11/30/93*
------------------------------------------------------------------------------------------------------------------------------
Operating performance:
Net asset value, beginning of period      $ 12.29          $ 13.61       $ 13.93        $ 11.24      $ 10.82       $  9.88
------------------------------------------------------------------------------------------------------------------------------
Net investment income/(loss)                (0.20)           (0.18)        (0.05)         (0.07)       (0.14)        (0.02)
------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
 gain/(loss) on investments                  5.28             0.20          1.23           3.16         0.70          0.96
-----------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net asset
 value from operations                       5.08             0.02          1.18           3.09         0.56          0.94
------------------------------------------------------------------------------------------------------------------------------
Distributions:
Distributions from net realized
 capital gains                              (1.79)           (1.34)        (1.50)         (0.40)       (0.14)           --
------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions           (1.79)           (1.34)        (1.50)         (0.40)       (0.14)           --
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period            $ 15.58          $ 12.29       $ 13.61        $ 13.93      $ 11.24       $ 10.82
------------------------------------------------------------------------------------------------------------------------------
Total return++                              43.64%           (0.57)%        9.52%         28.75%        5.17%         9.51%
------------------------------------------------------------------------------------------------------------------------------
Ratios to average net
 assets/supplemental data:
Net assets, end of period (in 000's)      $45,451          $33,342       $34,989        $32,349      $15,909        $3,594
------------------------------------------------------------------------------------------------------------------------------
Ratio of operating expenses to
 average net assets                          1.98%(b)         1.98%(b)      1.99%+         1.98%        2.01%         1.80%+
------------------------------------------------------------------------------------------------------------------------------
Ratio of operating expenses to
 average net assets including
 interest expense                            1.99%             N/A           N/A            N/A          N/A           N/A
------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income/(loss)
 to average net assets                      (1.42)%          (1.26)%       (1.06)%+       (0.92)%      (1.29)%       (1.15)%+
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                        76%              93%           39%           139%         129%          159%
-----------------------------------------------------------------------------------------------------------------------------
Ratio of operating expenses to
 average net assets without waivers
 and/or expense reimbursements               1.98%(b)         1.98%(b)       1.99%+        1.98%        2.01%         2.01%+

  * Nations Emerging Growth Fund Investor B Shares commenced operations on
    June 7, 1993.
  + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
  # Per share net investment income has been calculated using the monthly average
 share method.
(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
(b) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

FOR AN INVESTOR C SHARE OUTSTANDING THROUGHOUT EACH PERIOD

Nations Emerging Growth Fund



                                              YEAR            YEAR            PERIOD        YEAR       YEAR         PERIOD
                                             ENDED            ENDED           ENDED        ENDED       ENDED         ENDED
Investor C Shares                          03/31/98#        03/31/97#     03/31/96#(a)    11/30/95   11/30/94#     11/30/93*
---------------------------------------------------------------------------------------------------------------------------------
Operating performance:
Net asset value, beginning of period      $ 12.31          $ 13.56       $ 13.87        $ 11.20      $ 10.78       $  9.89
---------------------------------------------------------------------------------------------------------------------------------
Net investment income/(loss)                (0.18)           (0.10)        (0.03)         (0.08)       (0.14)        (0.09)
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
 gain/(loss) on investments                  5.29             0.19          1.22           3.15         0.70          0.98
---------------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net asset
 value from operations                       5.11             0.09          1.19           3.07         0.56          0.89
---------------------------------------------------------------------------------------------------------------------------------
Distributions:
Distributions from net realized
 capital gains                              (1.79)           (1.34)        (1.50)         (0.40)       (0.14)           --
---------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions           (1.79)           (1.34)        (1.50)         (0.40)       (0.14)           --
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period            $ 15.63          $ 12.31       $ 13.56        $ 13.87      $ 11.20       $ 10.78
---------------------------------------------------------------------------------------------------------------------------------
Total return++                              43.80%           (0.04)%        9.64%         28.67%        5.19%         9.00%
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net
 assets/supplemental data:
Net assets, end of period (in 000's)       $2,266           $1,437        $  936         $  805       $  542        $  469
---------------------------------------------------------------------------------------------------------------------------------
Ratio of operating expenses to
 average net assets                          1.81%(b)         1.48%(b)      1.61%+         1.98%        2.01%         1.80%+
---------------------------------------------------------------------------------------------------------------------------------
Ratio of operating expenses to
 average net assets including
 interest expense                            1.82%             N/A           N/A            N/A          N/A           N/A
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income/(loss)
 to average net assets                     (1.25)%           (0.76)%       (0.68)%+       (0.92)%      (1.29)%       (1.15)%+
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                        76%              93%           39%           139%         129%          159%
---------------------------------------------------------------------------------------------------------------------------------
Ratio of operating expenses to
 average net assets without waivers
 and/or expense reimbursements               1.81%(b)         1.48%(b)      1.61%+         1.98%        2.01%         2.01%+

  * Nations Emerging Growth Fund Investor C Shares commenced operations on December 18, 1992.
  + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
  # Per share net investment income has been calculated using the monthly average share method.
(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
(b) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

Nations Small Company Growth Fund



                                                                                     PERIOD         PERIOD       PERIOD
                                                                                      ENDED          ENDED        ENDED
Investor A Shares*                                                                  03/31/98*      05/16/97*   08/31/96*(b)
---------------------------------------------------------------------------------------------------------------------------------
Operating performance:
Net asset value, beginning of the period                                             $ 12.05       $ 10.64      $ 10.00
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                  (0.02)         0.03         0.05
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                                         4.42          1.46         0.64
---------------------------------------------------------------------------------------------------------------------------------
Net increase in net asset value from operations                                         4.40          1.49         0.69
---------------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income                                                      --         (0.03)       (0.05)
---------------------------------------------------------------------------------------------------------------------------------
Distributions from net realized capital gains                                          (0.71)        (0.05)          --
---------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                                      (0.71)        (0.08)       (0.05)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, the end of the period                                               $ 15.74       $ 12.05      $ 10.64
---------------------------------------------------------------------------------------------------------------------------------
Total return++                                                                         37.02%        13.98%        6.88%
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (in 000's)                                                $6,772        $3,697       $2,611
---------------------------------------------------------------------------------------------------------------------------------
Ratio of operating expenses to average net assets                                       1.20%+(a)     1.23%+       1.25%+
---------------------------------------------------------------------------------------------------------------------------------
Ratio of operating expenses to average net assets including interest expense            1.20%+          --           --
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income/loss to average net assets                              (0.20)%+       0.30%+       0.66%+
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                   59%           48%          31%
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets without waivers and/or expense
 reimbursements                                                                         1.51%+(a)     1.66%+       1.65%+

  * The financial information for the fiscal periods prior to May 23, 1997 reflects the financial information for the Pilot Small Capitalization Equity Fund's Class A Shares, which were reorganized into Nations Small Company Growth Fund Investor A Shares as of the close of business on May 23, 1997. Prior to May 23, 1997, the investment adviser to Nations Small Company Growth Fund was Boatmen's Trust Company. Effective May 23, 1997 the investment adviser to Nations Small Company Growth Fund is TradeStreet Investment Associates, Inc.
  + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
(a) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(b) Represents the period from December 12, 1995 (commencement of operations) to August 31, 1996.

FOR AN INVESTOR B SHARES OUTSTANDING THROUGHOUT EACH PERIOD

Nations Small Company Growth Fund



                                                                                      PERIOD          PERIOD          PERIOD
                                                                                      ENDED            ENDED         ENDED
Investor B Shares*                                                                  03/31/98*        05/16/97*    08/31/96*(b)
---------------------------------------------------------------------------------------------------------------------------------
Operating performance:
Net asset value, beginning of the period                                             $ 12.03       $ 10.65      $ 10.00
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                           (0.08)        (0.03)        0.01
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                                         4.35          1.46         0.65
---------------------------------------------------------------------------------------------------------------------------------
Net increase in net asset value from operations                                         4.27          1.43         0.66
---------------------------------------------------------------------------------------------------------------------------------
Distributions:
Dividends from net investment income                                                      --            --        (0.01)
---------------------------------------------------------------------------------------------------------------------------------
Distributions from net realized capital gains                                          (0.71)        (0.05)          --
---------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                                      (0.71)        (0.05)       (0.01)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of the period                                                   $ 15.59       $ 12.03      $ 10.65
---------------------------------------------------------------------------------------------------------------------------------
Total return ++                                                                        36.06%        13.43%        6.65%
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                                                  $3,384        $2,635       $1,878
---------------------------------------------------------------------------------------------------------------------------------
Ratio of operating expenses to average net assets                                       1.87%+(a)     1.97%+       2.01%+
---------------------------------------------------------------------------------------------------------------------------------
Ratio of operating expenses to average net assets including interest expense            1.88%+          --           --
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income/loss to average net assets                              (0.87)%+      (0.45)%+     (0.07)%+
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                   59%           48%          31%
---------------------------------------------------------------------------------------------------------------------------------
Ratio of operating expenses to average net assets without waivers and/or
 expense reimbursements                                                                 2.18%+(a)     2.41%+       2.44%+

  * The financial information for the fiscal periods prior to May 23, 1997 reflects the financial information for the Pilot Small Capitalization Equity Fund's Class B Shares, which were reorganized into the Investor B Shares of Nations Small Company Growth Fund as of May 23, 1997. Prior to May 23, 1997, the investment adviser to Nations Small Company Growth Fund was Boatman's Trust Company. Effective May 23, 1997, the investment adviser to Nations Small Company Growth Fund was TradeStreet Investment Associates, Inc.
  + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charge.
(a) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was 0.01%.
(b) Represents the period from December 12, 1995 (commencement of operations) to August 31, 1996.

FOR AN INVESTOR C SHARE OUTSTANDING THROUGHOUT THE PERIOD

Nations Small Company Growth Fund



                                                                                                 PERIOD
                                                                                                 ENDED
Investor C Shares                                                                              03/31/98*
-------------------------------------------------------------------------------------------------------------
Operating performance:
Net asset value at the beginning of the period                                                  $ 15.18
-------------------------------------------------------------------------------------------------------------
Net investment income                                                                             (0.08)
-------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                                                    1.35
-------------------------------------------------------------------------------------------------------------
Net increase in net asset value from operations                                                    1.27
-------------------------------------------------------------------------------------------------------------
Distributions:
Dividends from net investment income                                                                 --
-------------------------------------------------------------------------------------------------------------
Distributions from net realized capital gains                                                     (0.71)
-------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                                                 (0.71)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of the period                                                              $ 15.74
-------------------------------------------------------------------------------------------------------------
Total return ++                                                                                    8.75%
-------------------------------------------------------------------------------------------------------------
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                                                             $3,122
-------------------------------------------------------------------------------------------------------------
Ratio of operating expenses to average net assets                                                  1.95%+(a)
-------------------------------------------------------------------------------------------------------------
Ratio of operating expenses to average net assets including interest expense                       1.95%+
-------------------------------------------------------------------------------------------------------------
Ratio of net investment income/(loss) to average net assets                                       (0.95)%+
-------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                              59%
-------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (assuming no waivers or expense reimbursements)            2.26%+(a)

  * Nations Small Company Growth Investor C Shares commenced operations on September 22, 1997.
  + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charge.
(a) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

Nations Disciplined Equity Fund

                                           YEAR               YEAR           PERIOD       YEAR          PERIOD         PERIOD
                                          ENDED               ENDED          ENDED        ENDED          ENDED          ENDED
Investor A Shares                      03/31/98##           03/31/97      03/31/96(a)   11/30/95      11/30/94*       04/29/94*
-----------------------------------------------------------------------------------------------------------------------------------
Operating performance:
Net asset value, beginning of
 period                               $ 18.44              $ 17.16       $ 17.04       $ 13.06       $ 13.30         $ 14.94
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income/(loss)             0.02                 0.08          0.04          0.09          0.00(b)        (0.04)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
 gain/(loss) on investments              7.87                 2.80          0.35          3.96         (0.23)#          1.35
-----------------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net
 asset value from operations             7.89                 2.88          0.39          4.05         (0.23)           1.31
-----------------------------------------------------------------------------------------------------------------------------------
Distributions:
Dividends from net investment
 income                                 (0.01)               (0.09)        (0.04)        (0.07)        (0.01)             --
-----------------------------------------------------------------------------------------------------------------------------------
Distributions from net realized
 capital gains                          (4.23)               (1.51)        (0.23)           --            --           (2.95)
-----------------------------------------------------------------------------------------------------------------------------------
Return of capital                          --                   --            --            --         (0.00)(b)          --
-----------------------------------------------------------------------------------------------------------------------------------
Total dividends and
 distributions                          (4.24)               (1.60)        (0.27)        (0.07)        (0.01)          (2.95)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period        $ 22.09              $ 18.44       $ 17.16       $ 17.04       $ 13.06         $ 13.30
-----------------------------------------------------------------------------------------------------------------------------------
Total return++                          48.28%               16.76%         2.35%        31.05%        (1.71)%          8.31%
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net
 assets/supplemental data:
Net assets, end of period
 (in 000's)                           $21,725               $6,837        $4,722        $3,234        $  252          $  165
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of operating expenses to
 average net assets                      1.23%(c)(d)          1.29%(c)      1.12%+        1.40%         1.23%+          1.30%+
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment
 income/(loss) to average net
 assets                                  0.12%                0.45%         0.72%+        0.75%         0.02%+        (0.62)%+
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    79%                 120%           47%          124%          177%            475%
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of operating expenses to
 average net assets without
 waivers and/or expense
 reimbursements                          1.23%(c)(d)          1.29%         1.12%+        1.40%         1.66%+          1.74%+

  * The period for Nations Disciplined Equity Investor A Shares reflects operations from April 30, 1994 through November 30, 1994. The financial information for the fiscal periods through April 29, 1994 is based on the financial information for The Capitol Mutual Funds Special Equity Portfolio Class B Shares, which were reorganized into Investor A Shares of Nations Disciplined Equity Fund (then named Nations Special Equity Fund) as of the close of business on April 29, 1994. The Capitol Mutual Funds Special Equity Portfolio Class B Shares commenced operations on July 26, 1993.
  + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
  # The amount shown at this caption for each share outstanding throughout the period may not accord with the change in the aggregate gains and losses in the portfolio securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuating market value of the portfolio.
 ## Per share net investment income has been calculated using the monthly average share method.
(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
(b) Amount represents less than $0.01 per share.
(c) The effect of interest expense on the operating expense ratio was less than 0.01%.
(d) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio with and without waivers and/or expense reimbursements, was less than 0.01%.

FOR AN INVESTOR B SHARE OUTSTANDING THROUGHOUT EACH PERIOD

Nations Disciplined Equity Fund



                                                          YEAR
                                                         ENDED            YEAR ENDED
Investor B Shares                                      03/31/98#           03/31/97
------------------------------------------------------------------------------------
Operating performance:
Net asset value, beginning of period                  $ 18.20            $ 17.00
------------------------------------------------------------------------------------
Net investment income/(loss)                            (0.12)             (0.05)
------------------------------------------------------------------------------------
Net realized and unrealized gain/(loss) on
 investments                                             7.72               2.76
------------------------------------------------------------------------------------
Net increase/(decrease) in net asset value
 from operations                                         7.60               2.71
------------------------------------------------------------------------------------
Distributions:
Dividends from net investment income                       --                 --
------------------------------------------------------------------------------------
Distributions from net realized capital gains           (4.23)             (1.51)
------------------------------------------------------------------------------------
Return of capital                                          --                 --
------------------------------------------------------------------------------------
Total dividends and distributions                       (4.23)             (1.51)
------------------------------------------------------------------------------------
Net asset value, end of period                        $ 21.57            $ 18.20
------------------------------------------------------------------------------------
Total return++                                          47.14%             15.86%
------------------------------------------------------------------------------------
Ratios to average net assets/supplemental
 data:
Net assets, end of period (in 000's)                  $38,079            $20,257
------------------------------------------------------------------------------------
Ratio of operating expenses to average net
 assets                                                  1.98%(c)(d)        2.04%(c)
------------------------------------------------------------------------------------
Ratio of net investment income/(loss) to
 average net assets                                     (0.63)%            (0.30)%
------------------------------------------------------------------------------------
Portfolio turnover rate                                    79%               120%
Ratio of operating expenses to average net
 assets without waivers and/or expense
 reimbursements                                          1.98%(c)(d)        2.04%



                                                   PERIOD                       PERIOD
                                                    ENDED      YEAR ENDED        ENDED
Investor B Shares                                03/31/96(a)    11/30/95       11/30/94*
--------------------------------------------------------------------------------------------
Operating performance:
Net asset value, beginning of period            $ 16.89       $  13.02   $ 12.77
--------------------------------------------------------------------------------------------
Net investment income/(loss)                      (0.01)          0.03     (0.02)
--------------------------------------------------------------------------------------------
Net realized and unrealized gain/(loss) on
 investments                                       0.35           3.87      0.28
--------------------------------------------------------------------------------------------
Net increase/(decrease) in net asset value
 from operations                                   0.34           3.90      0.26
--------------------------------------------------------------------------------------------
Distributions:
Dividends from net investment income                 --          (0.03)    (0.01)
--------------------------------------------------------------------------------------------
Distributions from net realized capital gains     (0.23)            --        --
--------------------------------------------------------------------------------------------
Return of capital                                    --             --     (0.00)(b)
--------------------------------------------------------------------------------------------
Total dividends and distributions                 (0.23)         (0.03)    (0.01)
--------------------------------------------------------------------------------------------
Net asset value, end of period                  $ 17.00       $  16.89   $ 13.02
--------------------------------------------------------------------------------------------
Total return++                                     2.08%         29.94%     2.02%
--------------------------------------------------------------------------------------------
Ratios to average net assets/supplemental
 data:
Net assets, end of period (in 000's)            $18,412       $ 16,874    $  177
--------------------------------------------------------------------------------------------
Ratio of operating expenses to average net
 assets                                            2.02%+         2.30%     2.09%+
--------------------------------------------------------------------------------------------
Ratio of net investment income/(loss) to
 average net assets                               (0.18)%+       (0.15)%   (0.84)%+
--------------------------------------------------------------------------------------------
Portfolio turnover rate                              47%           124%      177%
--------------------------------------------------------------------------------------------
Ratio of operating expenses to average net
 assets without waivers and/or expense
 reimbursements                                    2.02%+         2.30%     2.52%+

  * Nations Disciplined Equity Fund Investor B Shares commenced operations on May 20, 1994.
  + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
  # Per share net investment income has been calculated using the monthly average share method.
(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
(b) Amount represents less than $0.01 per share.
(c) The effect of interest expense on the operating expense ratio was less than 0.01%.
(d) The effect of fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

FOR AN INVESTOR C SHARE OUTSTANDING THROUGHOUT EACH PERIOD

Nations Disciplined Equity Fund



                                                                        YEAR
                                                                       ENDED
Investor C Shares                                                    03/31/98#
------------------------------------------------------------------------------------
Operating performance:
Net asset value, beginning of period                                $ 18.41
------------------------------------------------------------------------------------
Net investment income/(loss)                                          (0.09)
------------------------------------------------------------------------------------
Net realized and unrealized gain/(loss) on investments                 7.83
------------------------------------------------------------------------------------
Net increase/(decrease) in net asset value from operations             7.74
------------------------------------------------------------------------------------
Distributions:
Dividends from net investment income                                     --
------------------------------------------------------------------------------------
Distributions from net realized capital gains                         (4.23)
------------------------------------------------------------------------------------
Return of capital                                                        --
------------------------------------------------------------------------------------
Total dividends and distributions                                     (4.23)
------------------------------------------------------------------------------------
Net asset value, end of period                                      $ 21.92
------------------------------------------------------------------------------------
Total return++                                                        47.38%
------------------------------------------------------------------------------------
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                                 $1,199
------------------------------------------------------------------------------------
Ratio of operating expenses to average net assets                      1.81%(c)(d)
------------------------------------------------------------------------------------
Ratio of net investment income/(loss) to average net assets           (0.46)%
------------------------------------------------------------------------------------
Portfolio turnover rate                                                  79%
------------------------------------------------------------------------------------
Ratio of operating expenses to average net assets without
 waivers and/or expense reimbursements                                 1.81%(c)(d)


                                                                    YEAR          PERIOD          PERIOD
                                                                    ENDED          ENDED           ENDED
Investor C Shares                                                 03/31/97      03/31/96(a)      11/30/95*
---------------------------------------------------------------------------------------------------------------
Operating performance:
Net asset value, beginning of period                             $ 17.10       $ 16.97          $ 14.08
---------------------------------------------------------------------------------------------------------------
Net investment income/(loss)                                        0.04          0.01            (0.00)(b)
---------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain/(loss) on investments              2.79          0.35             2.92
---------------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net asset value from operations          2.83          0.36             2.92
---------------------------------------------------------------------------------------------------------------
Distributions:
Dividends from net investment income                               (0.01)           --            (0.03)
---------------------------------------------------------------------------------------------------------------
Distributions from net realized capital gains                      (1.51)        (0.23)              --
---------------------------------------------------------------------------------------------------------------
Return of capital                                                     --            --               --
---------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                  (1.52)        (0.23)           (0.03)
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $ 18.41       $ 17.10          $ 16.97
---------------------------------------------------------------------------------------------------------------
Total return++                                                     16.45%         2.19%           20.78%
---------------------------------------------------------------------------------------------------------------
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                              $  446        $  283           $  322
---------------------------------------------------------------------------------------------------------------
Ratio of operating expenses to average net assets                   1.54%(c)      1.65%+           2.30%+
---------------------------------------------------------------------------------------------------------------
Ratio of net investment income/(loss) to average net assets         0.20%         0.19%+          (0.15)%+
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                              120%           47%             124%
---------------------------------------------------------------------------------------------------------------
Ratio of operating expenses to average net assets without
 waivers and/or expense reimbursements                              1.54%         1.65%+           2.30%+

  * Nations Disciplined Equity Fund Investor C Shares commenced operations on May 10, 1995.
  + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
  # Per share net investment income has been calculated using the monthly average share method.
(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
(b) Amount represents less than $0.01 per share.
(c) The effect of interest expense on the operating expense ratio was less than 0.01%.
(d) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

Nations Capital Growth Fund



                                           YEAR               YEAR          PERIOD
                                          ENDED               ENDED          ENDED
Investor A Shares                      03/31/98##          03/31/97##     03/31/96(a)
------------------------------------------------------------------------------------------
Operating performance:
Net asset value, beginning of
 period                               $ 11.67             $ 13.41        $ 14.22
------------------------------------------------------------------------------------------
Net investment income/(loss)            (0.01)               0.02           0.01
------------------------------------------------------------------------------------------
Net realized and unrealized
 gain on investments                     5.28                1.65           0.38
------------------------------------------------------------------------------------------
Net increase in net asset value
 from operations                         5.27                1.67           0.39
------------------------------------------------------------------------------------------
Distributions:
Dividends from net investment
 income                                    --               (0.02)         (0.01)
------------------------------------------------------------------------------------------
Distributions from net realized
 capital gains                          (3.68)              (3.39)         (1.19)
------------------------------------------------------------------------------------------
Total dividends and
 distributions                          (3.68)              (3.41)         (1.20)
------------------------------------------------------------------------------------------
Net asset value, end of period        $ 13.26             $ 11.67        $ 13.41
------------------------------------------------------------------------------------------
Total return++                          53.83%              11.58%          3.02%
------------------------------------------------------------------------------------------
Ratios to average net
 assets/supplemental data:
Net assets, end of period
 (in 000's)                           $43,380             $20,465        $18,311
------------------------------------------------------------------------------------------
Ratio of operating expenses to
 average net assets                      1.20%(c)(d)         1.21%(d)       1.21%+
------------------------------------------------------------------------------------------
Ratio of net investment
 income/(loss) to average net
 assets                                 (0.12)%              0.14%          0.13%+
------------------------------------------------------------------------------------------
Portfolio turnover rate                   113%                 75%            25%
------------------------------------------------------------------------------------------
Ratio of operating expenses to
 average net assets without
 waivers and/or expense
 reimbursements                          1.20%(c)            1.21%          1.21%+



                                     YEAR           YEAR          YEAR          PERIOD
                                    ENDED          ENDED         ENDED          ENDED
Investor A Shares                  11/30/95      11/30/94       11/30/93      11/30/92*
------------------------------------------------------------------------------------------
Operating performance:
Net asset value, beginning of
 period                           $ 11.21        $ 11.06       $ 10.67       $ 10.00
------------------------------------------------------------------------------------------
Net investment income/(loss)         0.06           0.07          0.07          0.01
------------------------------------------------------------------------------------------
Net realized and unrealized
 gain on investments                 3.28           0.14          0.41          0.66#
------------------------------------------------------------------------------------------
Net increase in net asset value
 from operations                     3.34           0.21          0.48          0.67
------------------------------------------------------------------------------------------
Distributions:
Dividends from net investment
 income                             (0.07)         (0.06)        (0.08)           --
------------------------------------------------------------------------------------------
Distributions from net realized
 capital gains                      (0.26)         (0.00)(b)     (0.01)           --
------------------------------------------------------------------------------------------
Total dividends and
 distributions                      (0.33)         (0.06)        (0.09)           --
------------------------------------------------------------------------------------------
Net asset value, end of period    $ 14.22        $ 11.21       $ 11.06         10.67
------------------------------------------------------------------------------------------
Total return++                      30.70%          1.93%         4.56%         6.70%+++
------------------------------------------------------------------------------------------
Ratios to average net
 assets/supplemental data:
Net assets, end of period
 (in 000's)                       $16,770        $11,038       $11,182    $1,225
------------------------------------------------------------------------------------------
Ratio of operating expenses to
 average net assets                  1.23%          1.15%         1.05%     0.55%+
------------------------------------------------------------------------------------------
Ratio of net investment
 income/(loss) to average net
 assets                              0.46%          0.60%         0.59%     1.08%+
------------------------------------------------------------------------------------------
Portfolio turnover rate                80%            56%           81%        7%
------------------------------------------------------------------------------------------
Ratio of operating expenses to
 average net assets without
 waivers and/or expense
 reimbursements                      1.23%          1.16%         1.14%     1.30%+

  * Nations Capital Growth Fund Investor A Shares commenced operations on October 2, 1992.
  + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
+++ Unaudited.
  # The amount shown at this caption for each share outstanding throughout the period may not accord with the change in the aggregate gains and losses in the portfolio securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuating market value of the portfolio.
 ## Per share net investment income has been calculated using the monthly average share method.
(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
(b) Amount represents less than $0.01 per share.
(c) The effect of the fees reduced by the credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(d) The effect of interest expense on the operating expense ratio was less than 0.01%.

FOR AN INVESTOR B SHARE OUTSTANDING THROUGHOUT EACH PERIOD

Nations Capital Growth Fund



                                           YEAR                               PERIOD       YEAR           YEAR          PERIOD
                                          ENDED            YEAR ENDED        ENDED        ENDED          ENDED           ENDED
Investor B Shares                       03/31/98#           03/31/97#     03/31/96(a)    11/30/95      11/30/94        11/30/93*
-----------------------------------------------------------------------------------------------------------------------------------
Operating performance:
Net asset value, beginning of
 period                                $ 11.47             $ 13.31       $ 14.15        $ 11.17       $ 11.05         $ 10.55
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income/(loss)             (0.10)              (0.08)        (0.02)         (0.03)        (0.01)          (0.01)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
 gain on investments                      5.14                1.63          0.37           3.27          0.13            0.53
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net asset value
 from operations                          5.04                1.55          0.35           3.24          0.12            0.52
-----------------------------------------------------------------------------------------------------------------------------------
Distributions:
Dividends from net investment
 income                                     --                  --            --             --            --           (0.02)
-----------------------------------------------------------------------------------------------------------------------------------
Distributions from net realized
capital gains                            (3.68)              (3.39)        (1.19)         (0.26)        (0.00)(b)          --
-----------------------------------------------------------------------------------------------------------------------------------
Total dividends and
 distributions                           (3.68)              (3.39)        (1.19)         (0.26)        (0.00)(b)       (0.02)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period         $ 12.83             $ 11.47       $ 13.31        $ 14.15       $ 11.17         $ 11.05
-----------------------------------------------------------------------------------------------------------------------------------
Total return++                           52.52%              10.68%         2.77%         29.80%         1.12%           4.95%
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net
 assets/supplemental data:
Net assets, end of period (in
 000's)                                $59,496             $41,933       $41,045        $40,868       $23,591          $9,511
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of operating expenses to
 average net assets                       1.95%(c)(d)         1.96%(d)      1.96%+         1.98%         1.90%           1.80%+
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment
 income/(loss) to average net
 assets                                  (0.87)%             (0.61)%       (0.62)%+       (0.29)%       (0.15)%         (0.16)%+
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    113%                 75%           25%            80%           56%             81%
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of operating expenses to
 average net assets without
 waivers and/or expense
 reimbursements                           1.95%(c)             1.96%         1.96%+         1.98%         1.91%           1.89%+

  * Nations Capital Growth Fund Investor B Shares commenced operations on
    June 7, 1993.
  + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
  # Per share net investment income has been calculated using the monthly average share method.
(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
(b) Amount represents less than $0.01 per share.
(c) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(d) The effect of interest expense on the operating expense ratio was less than 0.01%.

FOR AN INVESTOR C SHARE OUTSTANDING THROUGHOUT EACH PERIOD

Nations Capital Growth Fund



                                     YEAR               YEAR             PERIOD
                                    ENDED               ENDED            ENDED
Investor C Shares                03/31/98##          03/31/97##       03/31/96(a)
-----------------------------------------------------------------------------------
Operating performance:
Net asset value,
 beginning of period            $ 11.50              $ 13.26         $ 14.09
-----------------------------------------------------------------------------------
Net investment
 income/(loss)                    (0.08)               (0.01)           0.00(b)
-----------------------------------------------------------------------------------
Net realized and
 unrealized gain on
 investments                       5.18                 1.64            0.36
-----------------------------------------------------------------------------------
Net increase in net asset
 value from operations             5.10                 1.63            0.36
-----------------------------------------------------------------------------------
Distributions:
Dividends from net
 investment income                   --                   --              --
-----------------------------------------------------------------------------------
Distributions from net
 realized capital gains           (3.68)               (3.39)          (1.19)
-----------------------------------------------------------------------------------
Total dividends and
 distributions                    (3.68)               (3.39)          (1.19)
-----------------------------------------------------------------------------------
Net asset value, end of
 period                         $ 12.92              $ 11.50         $ 13.26
-----------------------------------------------------------------------------------
Total return++                    53.02%               11.39%           2.86%
-----------------------------------------------------------------------------------
Ratios to average net
 assets/supplemental
 data:
Net assets, end of period
 (in 000's)                      $6,176               $5,752          $3,655
-----------------------------------------------------------------------------------
Ratio of operating
 expenses to average net
 assets                            1.78%(c)(d)          1.46%(d)        1.58%+
-----------------------------------------------------------------------------------
Ratio of net investment
 income/(loss) to average
 net assets                       (0.70)%              (0.11)%         (0.24)%+
-----------------------------------------------------------------------------------
Portfolio turnover rate             113%                  75%             25%
-----------------------------------------------------------------------------------
Ratio of operating
 expenses to average net
 assets without waivers
 and/or expense
 reimbursements                    1.78%(c)             1.46%           1.58%+


                               YEAR            YEAR            YEAR            PERIOD
                               ENDED          ENDED            ENDED            ENDED
Investor C Shares            11/30/95       11/30/94         11/30/93         11/30/92*
------------------------------------------------------------------------------------------
Operating performance:
Net asset value,
 beginning of period        $ 11.14        $ 11.01          $ 10.67          $ 10.00
------------------------------------------------------------------------------------------
Net investment
 income/(loss)                (0.03)         (0.02)           (0.00)(b)        (0.00)(b)
------------------------------------------------------------------------------------------
Net realized and
 unrealized gain on
 investments                   3.24           0.15             0.38             0.67#
------------------------------------------------------------------------------------------
Net increase in net asset
 value from operations         3.21           0.13             0.38             0.67
------------------------------------------------------------------------------------------
Distributions:
Dividends from net
 investment income               --             --            (0.03)              --
------------------------------------------------------------------------------------------
Distributions from net
 realized capital gains       (0.26)         (0.00)(b)        (0.01)              --
------------------------------------------------------------------------------------------
Total dividends and
 distributions                (0.26)         (0.00)(b)        (0.04)           (0.00)(b)
------------------------------------------------------------------------------------------
Net asset value, end of
 period                     $ 14.09        $ 11.14          $ 11.01          $ 10.67
------------------------------------------------------------------------------------------
Total return++                29.61%          1.22%            3.61%            6.70%+++
------------------------------------------------------------------------------------------
Ratios to average net
 assets/supplemental
 data:
Net assets, end of period
 (in 000's)                  $3,322         $2,394           $2,919          $   406
------------------------------------------------------------------------------------------
Ratio of operating
 expenses to average net
 assets                        1.98%          1.90%            1.80%            1.30%+
------------------------------------------------------------------------------------------
Ratio of net investment
 income/(loss) to average
 net assets                   (0.29)%        (0.15)%         (0.16)%            0.33%+
------------------------------------------------------------------------------------------
Portfolio turnover rate          80%            56%              81%               7%
------------------------------------------------------------------------------------------
Ratio of operating
 expenses to average net
 assets without waivers
 and/or expense
 reimbursements                1.98%          1.91%            1.89%            2.05%+

  * Nations Capital Growth Fund Investor C Shares commenced operations on October 2, 1992.
  + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
+++ Unaudited.
  # The amount shown at this caption for each share outstanding throughout the period may not accord with the change in the aggregate gains and losses in the portfolio securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuating market value of the portfolio.
 ## Per share net investment income has been calculated using the monthly average share method.
(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
(b) Amount represents less than $0.01 per share.
(c) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(d) The effect of interest expense on the operating expense ratio was less than 0.01%.

FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

Nations Marsico Focused Equities Fund



                                                                                         PERIOD
                                                                                         ENDED
Investor A Shares                                                                     03/31/98*#
----------------------------------------------------------------------------------------------------
Operating performance:
Net asset value at the beginning of the period                                       $ 10.00
----------------------------------------------------------------------------------------------------
Net investment income/(loss)                                                           (0.01)
----------------------------------------------------------------------------------------------------
Net realized and unrealized capital gain on investments                                 2.15
----------------------------------------------------------------------------------------------------
Net increase in net asset value from operations                                         2.14
----------------------------------------------------------------------------------------------------
Distributions:
Dividends from net investment income                                                    0.00
----------------------------------------------------------------------------------------------------
Distributions from net realized capital gains                                           0.00
----------------------------------------------------------------------------------------------------
Total dividends and distributions                                                       0.00
----------------------------------------------------------------------------------------------------
Net asset value, the end of the period                                               $ 12.14
----------------------------------------------------------------------------------------------------
Total return++                                                                         21.40%
----------------------------------------------------------------------------------------------------
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                                                  $6,056
----------------------------------------------------------------------------------------------------
Ratio of operating expenses to average net assets                                       1.77%+(a)
----------------------------------------------------------------------------------------------------
Ratio of net investment income/(loss) to average net assets                            (0.55)%+
----------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                   25%
----------------------------------------------------------------------------------------------------
Ratio of operating expenses to average net assets without waivers and/or expense        1.77%+(a)
  reimbursements

  * Nations Marsico Focused Equities Fund Investor A Shares commenced operations on December 31, 1997.
  + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
  # Per share net investment income has been calculated using the monthly average share method.
(a) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was 0.01%.

FOR AN INVESTOR B SHARE OUTSTANDING THROUGHOUT THE PERIOD

Nations Marsico Focused Equities Fund



                                                                                         PERIOD
                                                                                         ENDED
Investor B Shares                                                                     03/31/98*#
----------------------------------------------------------------------------------------------------
Operating performance:
Net asset value, beginning of period                                                 $ 10.00
----------------------------------------------------------------------------------------------------
Net investment income/(loss)                                                           (0.04)
----------------------------------------------------------------------------------------------------
Net realized and unrealized gain/(loss) on investments                                  2.17
----------------------------------------------------------------------------------------------------
Net increase/(decrease) in net asset value from operations                              2.13
----------------------------------------------------------------------------------------------------
Distributions:
Dividends from net investment income                                                    0.00
----------------------------------------------------------------------------------------------------
Distributions from net realized capital gains                                           0.00
----------------------------------------------------------------------------------------------------
Total dividends and distributions                                                       0.00
----------------------------------------------------------------------------------------------------
Net asset value, end of period                                                       $ 12.13
----------------------------------------------------------------------------------------------------
Total return ++                                                                        21.30%
----------------------------------------------------------------------------------------------------
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                                                 $20,446
----------------------------------------------------------------------------------------------------
Ratio of operating expenses to average net assets                                       2.52%+(a)
----------------------------------------------------------------------------------------------------
Ratio of net investment income/(loss) to average net assets                            (1.30)%+
----------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                   25%
----------------------------------------------------------------------------------------------------
Ratio of operating expenses to average net assets without waivers and/or expense        2.52%+(a)
  reimbursements

  * Nations Marsico Focused Equities Fund Investor B Shares commenced operations on December 31, 1997.
  + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
  # Per share net investment income has been calculated using the monthly average share method.
(a) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was 0.01%.

FOR AN INVESTOR C SHARE OUTSTANDING THROUGHOUT THE PERIOD

Nations Marsico Focused Equities Fund



                                                                                               PERIOD
                                                                                               ENDED
Investor C Shares                                                                           03/31/98*#
-----------------------------------------------------------------------------------------------------------
Operating performance:
Net asset value, beginning of period                                                       $ 10.00
-----------------------------------------------------------------------------------------------------------
Net investment income/(loss)                                                                 (0.04)
-----------------------------------------------------------------------------------------------------------
Net realized and unrealized gains on investments                                              2.17
-----------------------------------------------------------------------------------------------------------
Net increase in net asset value from operations                                               2.13
-----------------------------------------------------------------------------------------------------------
Distributions:
Dividends from net investment income                                                          0.00
-----------------------------------------------------------------------------------------------------------
Distributions from net realized capital gains                                                 0.00
-----------------------------------------------------------------------------------------------------------
Total dividends and distributions                                                             0.00
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                             $ 12.13
-----------------------------------------------------------------------------------------------------------
Total return++                                                                               21.30%
-----------------------------------------------------------------------------------------------------------
Ratios to average net assets/supplemental data:
Net assets, end of period (000's)                                                           $  469
-----------------------------------------------------------------------------------------------------------
Ratio of operating expenses to average net assets                                             2.52%+(a)
-----------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets                                           (1.30)%+
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                         25%
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets without waivers and/or expense reimbursements         2.52%+(a)

  * Nations Marsico Focused Equities Fund Investor C Shares commenced operations on December 31, 1997.
  + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charge.
  # Per share net investment income has been calculated using the monthly average share method.
(a) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was 0.01%.

FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

Nations Marsico Growth & Income Fund



                                                                                            PERIOD
                                                                                            ENDED
Investor A Shares                                                                        03/31/98*#
----------------------------------------------------------------------------------------------------
Operating performance:
Net asset value at the beginning of the period                                        $ 10.00
----------------------------------------------------------------------------------------------------
Net investment income                                                                    0.00(b)
----------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                                          2.02
----------------------------------------------------------------------------------------------------
Net increase in net asset value from operations                                          2.02
----------------------------------------------------------------------------------------------------
Dividends from net investment income                                                     0.00
----------------------------------------------------------------------------------------------------
Distributions from net realized capital gains                                            0.00
----------------------------------------------------------------------------------------------------
Total dividends and distributions                                                        0.00
----------------------------------------------------------------------------------------------------
Net asset value, end of the period                                                    $ 12.02
----------------------------------------------------------------------------------------------------
Total return++                                                                          20.20%
----------------------------------------------------------------------------------------------------
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                                                  $ 1,141
----------------------------------------------------------------------------------------------------

Ratio of operating expenses to average net assets                                        1.34+(a)
----------------------------------------------------------------------------------------------------
Ratio of net investment income/(loss) to average net assets                              0.13+
----------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                    22%
----------------------------------------------------------------------------------------------------
Ratio of operating expenses to average net assets without fee waivers and/or expense     2.22+(a)
reimbursements

* Nations Marsico Growth & Income Fund Investor A Shares commenced operations on December 31, 1997.
+   Annualized.
++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
# Per share net investment income has been calculated using the monthly average share method.
(a) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was 0.01%.
(b) Amount represents less than $0.01 per share.

FOR AN INVESTOR B SHARE OUTSTANDING THROUGHOUT THE PERIOD

Nations Marsico Growth & Income Fund



                                                                                         PERIOD
                                                                                         ENDED
Investor B Shares                                                                     03/31/98*#
----------------------------------------------------------------------------------------------------
Operating performance:
Net asset value, beginning of period                                              $ 10.00
----------------------------------------------------------------------------------------------------
Net investment income                                                               (0.02)
----------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                                      2.04
----------------------------------------------------------------------------------------------------
Net increase in net asset value from operations                                      2.02
----------------------------------------------------------------------------------------------------
Distributions:
Dividends from net investment income                                                 0.00
----------------------------------------------------------------------------------------------------
Distributions from net realized capital gains                                        0.00
----------------------------------------------------------------------------------------------------
Total dividends and distributions                                                    0.00
----------------------------------------------------------------------------------------------------
Net asset value, end of period                                                    $ 12.02
----------------------------------------------------------------------------------------------------
Total return++                                                                      20.20%
----------------------------------------------------------------------------------------------------
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                                               $7,907
----------------------------------------------------------------------------------------------------
Ratio of operating expenses to average net assets                                    2.09%+(a)
----------------------------------------------------------------------------------------------------
Ratio of net investment income/loss to average net assets                          (0.62)%+
----------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                               22%
----------------------------------------------------------------------------------------------------
Ratio of operating expenses to average net assets without waivers and/or expense     2.97%+(a)
reimbursements

* Nations Marsico Growth & Income Fund Investor B Shares commenced operations on December 31, 1997.
+   Annualized.
++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
# Per share net investment income has been calculated using the monthly average share method.
(a) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was 0.01%.

FOR AN INVESTOR C SHARE OUTSTANDING THROUGHOUT THE PERIOD

Nations Marsico Growth & Income Fund



                                                                                               PERIOD
                                                                                               ENDED
Investor C Shares                                                                           03/31/98*#
----------------------------------------------------------------------------------------------------
Operating performance:
Net asset value, beginning of period                                                    $ 10.00
----------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                                                     (0.02)
----------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                                            2.04
----------------------------------------------------------------------------------------------------
Net increase in net asset value from operations                                            2.02
----------------------------------------------------------------------------------------------------
Distributions:
Dividends from net investment income                                                       0.00
----------------------------------------------------------------------------------------------------
Distributions from net realized capital gains                                              0.00
----------------------------------------------------------------------------------------------------
Total dividends and distributions                                                          0.00
----------------------------------------------------------------------------------------------------
Net asset value, end of period                                                          $ 12.02
----------------------------------------------------------------------------------------------------
Total return++                                                                            20.20%
----------------------------------------------------------------------------------------------------
Ratios to average net assets/supplemental data:
Net assets, end of period (000's)                                                        $  518
----------------------------------------------------------------------------------------------------
Ratio of operating expenses to average net assets                                          2.09%+(a)
----------------------------------------------------------------------------------------------------
Ratio of net investment income/loss to average net assets                                  0.62%+
----------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                      22%
----------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets without waivers and/or expense reimbursements      2.97%+(a)

* Nations Marsico Growth & Income Fund Investor C Shares commenced operations on December 31, 1997.
+   Annualized.
++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
# Per share net investment income has been calculated using the monthly average share method.
(a) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was 0.01%.

FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

Nations International Equity Fund



                                                  YEAR         YEAR            PERIOD        YEAR         YEAR      PERIOD
                                                 ENDED          ENDED           ENDED        ENDED       ENDED       ENDED
Investor A Shares                             03/31/98#      03/31/97#     03/31/96(a)#   05/31/95#   05/31/94#   05/31/93*#
---------------------------------------------------------------------------------------------------------------------------------
Operating performance:
Net asset value, beginning of period      $       13.01  $      13.39    $      11.67   $      12.00  $      10.56  $    10.38
---------------------------------------------------------------------------------------------------------------------------------
Net investment income/(loss)                       0.07          0.05            0.04           0.11          0.06        0.07
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
 gain/(loss) on investments                        1.94          0.11            1.78          (0.20)         1.44        0.21
---------------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net asset
 value from operations                             2.01          0.16            1.82          (0.09)         1.50        0.28
---------------------------------------------------------------------------------------------------------------------------------
Distributions:
Dividends from net investment
 income                                           (0.15)        (0.09)          (0.04)         (0.02)        (0.04)      (0.08)
---------------------------------------------------------------------------------------------------------------------------------
Distributions in excess of net
 investment income                                (0.04)        (0.00)(b)       (0.04)            --            --          --
---------------------------------------------------------------------------------------------------------------------------------
Distributions from net realized
 capital gains                                    (0.16)        (0.42)          (0.02)         (0.12)        (0.02)      (0.02)
---------------------------------------------------------------------------------------------------------------------------------
Distributions in excess of net realized
 capital gains                                       --         (0.03)             --          (0.10)           --          --
---------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                 (0.35)        (0.54)          (0.10)         (0.24)        (0.06)      (0.10)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period            $       14.67         13.01    $      13.39   $      11.67  $      12.00  $    10.56
---------------------------------------------------------------------------------------------------------------------------------
Total return++                                    15.77%         1.08%          15.66%         (0.69)%       14.00%       2.91%
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net
 assets/supplemental data:
Net assets, end of period (in 000's)      $      13,477  $      9,443    $      7,643   $      4,877   $     3,219  $      839
---------------------------------------------------------------------------------------------------------------------------------
Ratio of operating expenses to
 average net assets                                1.39%         1.41%           1.42%+         1.28%         1.42%       1.55%+
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income/(loss)
 to average net assets                             0.51%         0.37%           0.40%+         0.92%         0.50%       0.78%+
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              64%           36%             26%            92%           39%         41%
---------------------------------------------------------------------------------------------------------------------------------
Ratio of operating expenses to
 average net assets without waivers
 and/or expense reimbursements                     1.39%         1.41%           1.43%+         1.29%         1.43%       1.62%+

* Nations International Equity Fund Investor A Shares commenced operations on June 3, 1992.
+   Annualized.
++ Total return represents aggregate total return for the periods indicated and does not reflect the deduction of any applicable sales charges.
# Per share net investment income/(loss) has been calculated using the monthly average share method.
(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was May 31.
(b) Amount represents less than $0.01 per share.

FOR AN INVESTOR B SHARE OUTSTANDING THROUGHOUT EACH PERIOD

Nations International Equity Fund


                                                       YEAR         YEAR             PERIOD        YEAR           PERIOD
                                                      ENDED          ENDED            ENDED        ENDED           ENDED
Investor B Shares                                   03/31/98#      03/31/97#      03/31/96(a)#   05/31/95#      05/31/94*#
---------------------------------------------------------------------------------------------------------------------------------
Operating performance:
Net asset value, beginning of period            $       12.83  $       13.27   $       11.56   $       11.96  $       10.51
---------------------------------------------------------------------------------------------------------------------------------
Net investment income/(loss)                            (0.03)         (0.05)          (0.02)           0.05          (0.00)**
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain/(loss) on
 investments                                             1.92           0.10            1.78           (0.22)          1.51
---------------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net asset value
 from operation                                          1.89           0.05            1.76           (0.17)          1.51
---------------------------------------------------------------------------------------------------------------------------------
Distributions:
Dividends from net investment income                       --          (0.04)             --           (0.01)         (0.04)
---------------------------------------------------------------------------------------------------------------------------------
Distributions in excess of net investment
 income                                                    --          (0.00)**        (0.03)             --             --
---------------------------------------------------------------------------------------------------------------------------------
Distributions from net realized capital gains           (0.16)         (0.42)          (0.02)          (0.12)         (0.02)
---------------------------------------------------------------------------------------------------------------------------------
Distributions in excess of net realized
 capital gains                                             --          (0.03)             --           (0.10)            --
---------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                       (0.16)         (0.49)          (0.05)          (0.23)         (0.06)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $       14.56  $       12.83   $       13.27   $       11.56  $       11.96
---------------------------------------------------------------------------------------------------------------------------------
Total return++                                          14.93%          0.28%          15.25%          (1.30)%        14.32%
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets/supplemental
 data:
Net assets, end of period (in 000's):           $      34,119  $      36,698   $      40,426   $      31,372  $      17,349
---------------------------------------------------------------------------------------------------------------------------------
Ratio of operating expenses to average net
 assets                                                  2.14%          2.16%           1.99%+          1.78%          1.92%+
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income/(loss) to
 average net assets                                     (0.24)%        (0.38)%         (0.17)%+         0.42%         (0.00)%+##
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    64%            36%             26%             92%            39%
---------------------------------------------------------------------------------------------------------------------------------
Ratio of operating expenses to average net
 assets without waivers and/or expense
 reimbursements                                          2.14%          2.16%           2.00%+          1.79%          1.93%+

* Nations International Equity Fund Investor B Shares commenced operations on June 7, 1993.
**  Amount represents less than $0.01 per share.
+   Annualized.
++ Total return represents aggregate total return for the periods indicated and does not reflect the deduction of any applicable sales charges.
# Per share net investment income/(loss) has been calculated using the monthly average share method.
##  Amount represents less than 0.01%.
(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was May 31.

FOR AN INVESTOR C SHARE OUTSTANDING THROUGHOUT EACH PERIOD

Nations International Equity Fund



                                              YEAR        YEAR           PERIOD        YEAR         YEAR      PERIOD
                                            ENDED         ENDED          ENDED        ENDED       ENDED       ENDED
Investor C Shares                         03/31/98#     03/31/97#    03/31/96(a)#   05/31/95#   05/31/94#   05/31/93*#
----------------------------------------------------------------------------------------------------------------------
Operating performance:
Net asset value, beginning of period      $    12.74  $    13.13   $    11.45   $    11.86  $    10.49  $    10.10
----------------------------------------------------------------------------------------------------------------------
Net investment income/(loss)                   (0.01)       0.02        (0.03)        0.02       (0.03)       0.00**
----------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain/(loss)
 on investments                                 1.89        0.10         1.75        (0.21)       1.43        0.48
----------------------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net asset
 value from operations                          1.88        0.12         1.72        (0.19)       1.40        0.48
----------------------------------------------------------------------------------------------------------------------
Distributions:
Dividends from net investment
 income                                        (0.10)      (0.06)          --           --       (0.01)      (0.07)
----------------------------------------------------------------------------------------------------------------------
Distributions in excess of net
 investment income                             (0.02)      (0.00)**     (0.02)          --          --          --
----------------------------------------------------------------------------------------------------------------------
Distributions from net realized capital
 gains                                         (0.16)      (0.42)       (0.02)       (0.12)      (0.02)      (0.02)
----------------------------------------------------------------------------------------------------------------------
Distributions in excess of net realized
 capital gains                                    --       (0.03)          --        (0.10)         --          --
----------------------------------------------------------------------------------------------------------------------
Total dividends and distributions              (0.28)      (0.51)       (0.04)       (0.22)      (0.03)      (0.09)
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period            $    14.34  $    12.74   $    13.13   $    11.45  $    11.86  $    10.49
----------------------------------------------------------------------------------------------------------------------
Total return++                                 15.05%       0.77%       15.09%       (1.56)%     13.21%       4.97%
----------------------------------------------------------------------------------------------------------------------
Ratios to average net
 assets/supplemental data:
Net assets, end of period (in 000's)      $      933  $      988   $      652   $      495   $     339  $      200
----------------------------------------------------------------------------------------------------------------------
Ratio of operating expenses to average
 net assets                                     1.97%       1.66%        2.09%+       2.03%       2.17%       2.30%+
----------------------------------------------------------------------------------------------------------------------
Ratio of net investment income/(loss)
 to average net assets                         (0.07)%      0.12%       (0.27)%+      0.17%      (0.25)%      0.03%+
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                           64%         36%          26%          92%         39%         41%
----------------------------------------------------------------------------------------------------------------------
Ratio of operating expenses to average
 net assets without waivers and/or
 expense reimbursements                         1.97%       1.66%        2.10%+       2.04%       2.18%       2.32%+

* Nations International Equity Fund Investor C Shares commenced operations on June 17, 1992.
**  Amount represents less than $0.01 per share.
+   Annualized.
++ Total return represents aggregate total return for the periods indicated and does not reflect the deduction of any applicable sales charges.
# Per share net investment income/(loss) has been calculated using the monthly average share method.
(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was May 31.

FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

Nations International Growth Fund

                                                 YEAR            PERIOD        YEAR          YEAR           YEAR       PERIOD
                                                ENDED             ENDED        ENDED         ENDED         ENDED        ENDED
Investor A Shares*                            03/31/98#         05/16/97      08/31/96      08/31/95#     08/31/94#   08/31/93#(a)
----------------------------------------------------------------------------------------------------------------------------------
Operating performance:
Net asset value at the beginning of
 the period                             $       18.27   $       16.90   $       16.14  $       16.29  $       14.13  $       11.85
----------------------------------------------------------------------------------------------------------------------------------
Net investment income/(loss)                    (0.01)          (0.05)           0.04           0.08           0.07           0.02
----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
 gain/(loss) on investments                      1.29            1.90            1.57           0.17           2.24           2.26
----------------------------------------------------------------------------------------------------------------------------------
Net income/(loss) from operations                1.28            1.85            1.61           0.25           2.31           2.28
----------------------------------------------------------------------------------------------------------------------------------
Dividends from net investment
 income                                            --           (0.14)          (0.46)         (0.11)            --             --
----------------------------------------------------------------------------------------------------------------------------------
Distributions from net realized
 capital gain                                   (0.34)          (0.34)          (0.39)         (0.29)         (0.15)            --
----------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions               (0.34)          (0.48)          (0.85)         (0.40)         (0.15)            --
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of the period      $       19.21   $       18.27   $       16.90  $       16.14  $       16.29  $       14.13
----------------------------------------------------------------------------------------------------------------------------------
Total return++                                   7.18%          11.14%          10.40%          1.77%         16.48%         19.24%
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net
 assets/supplemental data:
Net assets, end of period (in 000's)    $      24,353   $      26,730   $      26,730  $      27,625  $      44,990  $      55,816
----------------------------------------------------------------------------------------------------------------------------------
Ratio of operating expenses to
 average net assets                              1.40%+          1.42%+          1.32%          1.42%          1.37%         2.17%+
----------------------------------------------------------------------------------------------------------------------------------
Ratio of operating expenses to
 average net assets without waivers              1.42%+          1.42%+          1.32%          1.42%          1.37%         2.17%+
----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income/(loss)
 to average net assets                          (0.04)%+         0.29%+          0.48%          0.50%          0.48%         0.25%+
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                            11%+            34%             22%            36%            35%          27%(b)

* The financial information for the fiscal periods through May 23, 1997 reflect the financial information for the Pilot International Equity Funds' Class A Shares which were reorganized into the Nations International Growth Fund Investor A Shares as of May 23, 1997. Prior to July 1997, the investment adviser to Nations International Growth Fund was Kleinwort Benson. Effective July 1997 the investment adviser to Nations International Growth Fund was NBAI.
+   Annualized.
++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
# Per share net investment income/(loss) has been calculated using the monthly average share method.
(a) Prior to a tax-free reorganization into Pilot Administration Shares (subsequently renamed Class A Shares) effective July 12, 1993, the Pilot Kleinwort Benson International Equity Portfolio (subsequently renamed the Pilot International Equity Fund) was a separate portfolio of Kleinwort Benson Investment Strategies known as Kleinwort Benson International Equity Fund. The predecessor portfolio was advised by Kleinwort Benson International Investment Limited and had a December 31 year end.
(b) Excludes transfer of assets effective August 6, 1993 from a collective trust for which Boatmen's Trust Company served as Trustee.

FOR AN INVESTOR B SHARE OUTSTANDING THROUGHOUT EACH PERIOD

Nations International Growth Fund



                                                                         PERIOD        PERIOD           YEAR
                                                                         ENDED          ENDED          ENDED
Investor B Shares*                                                     03/31/98#      05/16/97      08/31/96(a)
----------------------------------------------------------------------------------------------------------------
Operating performance:
Net asset value, beginning of the period                            $    18.32   $    17.04   $    17.54
----------------------------------------------------------------------------------------------------------------
Net investment income/(loss)                                             (0.11)       (0.05)          --
----------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain/(loss) on investments                    1.24         1.79        (0.50)
----------------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net asset value from operations                1.13         1.74        (0.50)
----------------------------------------------------------------------------------------------------------------
Distributions:
Dividends from net investment income                                        --        (0.12)          --
----------------------------------------------------------------------------------------------------------------
Distributions from net realized capital gains                            (0.34)       (0.34)          --
----------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                        (0.34)       (0.46)          --
----------------------------------------------------------------------------------------------------------------
Net asset value, end of the period                                  $    19.11   $    18.32   $    17.04
----------------------------------------------------------------------------------------------------------------
Total return++                                                            6.34%       10.37%       (2.85)%
----------------------------------------------------------------------------------------------------------------
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                                $      500   $      560   $      184
----------------------------------------------------------------------------------------------------------------
Ratio of operating expenses to average net assets                         2.15%+       2.18%+       2.06%+
----------------------------------------------------------------------------------------------------------------
Ratio of operating expenses to average net assets without waivers         2.17%+       2.18%+       2.06%+
----------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets              (0.79)%+     (0.61)%+     (0.32)%+
----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                     11%          34%          22%

* The financial information for the fiscal periods prior to May 23, 1997 reflects the financial information for the Pilot International Equity Fund's Class B Shares, which were reorganized into Nations International Growth Fund Investor B Shares as of May 23, 1997. Prior to May 23, 1997, the investment adviser to Nations International Growth Fund was Kleinwort Benson. Effective July, 1997, the investment adviser to Nations International Growth Fund is Gartmore Global Partners.
+   Annualized.
++ Total return represents aggregate total return for the period indicated and does not reflect the duration of any applicable sales charges.
# Per share net investment income/(loss) has been calculated using the monthly average share method.
(a) Shares were initially issued on July 1, 1996.

FOR AN INVESTOR C SHARE OUTSTANDING THROUGHOUT THE PERIOD

Nations International Growth Fund



                                                                        PERIOD
                                                                        ENDED
Investor C Shares                                                     03/31/98#
--------------------------------------------------------------------------------
Operating performance:
Net asset value at the beginning of the period                      $    18.49
--------------------------------------------------------------------------------
Net investment income/(loss)                                             (0.09)
--------------------------------------------------------------------------------
Net realized and unrealized gain/(loss) on investments                    1.36
--------------------------------------------------------------------------------
Net increase/(decrease) in net asset value from operations                1.27
--------------------------------------------------------------------------------
Distributions:
Dividends from net investment income                                        --
--------------------------------------------------------------------------------
Distributions from net realized capital gains                            (0.34)
--------------------------------------------------------------------------------
Total dividends and distributions                                        (0.34)
--------------------------------------------------------------------------------
Net asset value, end of the period                                  $    19.42
--------------------------------------------------------------------------------
Total return++                                                            7.04%
--------------------------------------------------------------------------------
Ratio to average net assets/supplemental data:
Net assets, end of period (in 000's)                                $      465
--------------------------------------------------------------------------------
Ratio of operating expenses to average net assets                         2.15%+
--------------------------------------------------------------------------------
Ratio of operating expenses to average net assets without waivers         2.17%+
--------------------------------------------------------------------------------
Ratio of net investment income to average net assets                      0.79%+
--------------------------------------------------------------------------------
Portfolio turnover rate                                                     11%

* Nations International Growth Fund Investor C Shares commenced operations on September 19, 1997.
+   Annualized.
++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
# Per share investment income/(loss) has been calculated using the monthly average share method.

FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

Nations International Value Fund



                                                                      PERIOD       YEAR         PERIOD
                                                                      ENDED        ENDED        ENDED
Investor A Shares*                                                   5/15/98     11/30/97   11/30/96**(a)
----------------------------------------------------------------------------------------------------------
Operating performance:
Net asset value, beginning of period                             $      13.13    $      11.29  $    10.00
----------------------------------------------------------------------------------------------------------
Net investment income                                                    0.08            0.01        0.04
----------------------------------------------------------------------------------------------------------
Net realized and unrealized gains on securities                          2.52            1.91        1.31
----------------------------------------------------------------------------------------------------------
Total income from investment operations                                  2.60            1.92        1.35
----------------------------------------------------------------------------------------------------------
Less dividends and distributions:
Dividends from net investment income                                       --           (0.01)      (0.04)
----------------------------------------------------------------------------------------------------------
Dividends in excess of net investment income                               --           (0.05)         --
----------------------------------------------------------------------------------------------------------
Distributions from net realized gains on securities                     (0.29)          (0.02)      (0.02)
----------------------------------------------------------------------------------------------------------
Total dividends and distributions                                       (0.29)          (0.08)      (0.06)
----------------------------------------------------------------------------------------------------------
Net change in net asset value                                            2.31            1.84        1.29
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $      15.44    $      13.13  $    11.29
----------------------------------------------------------------------------------------------------------
Total return                                                            20.22%++        17.11%      13.54%++
----------------------------------------------------------------------------------------------------------
Ratios to average net assets supplemental data:
Net assets, end of period (000s)                                 $      5,128    $      4,259  $      115
----------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                                  1.81%+          1.73%       0.00%+
----------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets                     1.21%+          0.26%       1.83%+
----------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets***                               1.82%+          1.93%      57.40%+
----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets***           1.20%+          0.06%     (55.57%)+
----------------------------------------------------------------------------------------------------------
Portfolio turnover                                                         88%++           29%         50%++

* Investor A Shares of Nations International Value Fund were formerly Retail Shares of the Emerald International Equity Fund, a predecessor portfolio.
** For the period December 27, 1995 (commencement of operations) through November 30, 1996.
*** During the period, certain fees were voluntarily reduced and/or reimbursed reimbursements had not occurred, the ratios would have been as indicated.
(a) Effective August 19, 1996, Brandes became the Fund's Investment Sub-Adviser.
+   Annualized.
++  Not annualized.

FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

Nations Emerging Markets Fund



                                                                  YEAR       YEAR         PERIOD
                                                                ENDED       ENDED         ENDED
Investor A Shares                                             03/31/98#   03/31/97#    03/31/96*#
--------------------------------------------------------------------------------------------------
Operating performance:
Net asset value, beginning of period                         $    11.39  $    10.32  $    10.00
--------------------------------------------------------------------------------------------------
Net investment income/(loss)                                       0.01       (0.01)      (0.05)
--------------------------------------------------------------------------------------------------
Net realized and unrealized gain/(loss) on investments            (0.75)       1.21        0.37
--------------------------------------------------------------------------------------------------
Net increase/(decrease) in net asset value from operations        (0.74)       1.20        0.32
--------------------------------------------------------------------------------------------------
Distributions:
Dividends from net investment income                              (0.08)      (0.02)         --
--------------------------------------------------------------------------------------------------
Distributions in excess of net investment income                     --       (0.05)         --
--------------------------------------------------------------------------------------------------
Distributions from net realized capital gains                        --       (0.06)         --
--------------------------------------------------------------------------------------------------
Total dividends and distributions                                 (0.08)      (0.13)         --
--------------------------------------------------------------------------------------------------
Net asset value, end of period                               $    10.57  $    11.39  $    10.32
--------------------------------------------------------------------------------------------------
Total return++                                                    (6.60)%     11.74%       3.20%
--------------------------------------------------------------------------------------------------
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                         $      652  $      894  $      477
--------------------------------------------------------------------------------------------------
Ratio of operating expenses to average net assets                  1.82%       1.99%       2.38%+
--------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets               0.11%      (0.12%)     (0.63)%+
--------------------------------------------------------------------------------------------------
Portfolio turnover rate                                              63%         31%         17%

* Nations Emerging Markets Fund Investor A Shares commenced operations on June 30, 1995.
+   Annualized.
++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
# Per share net investment income/(loss) has been calculated using the monthly average share method.

FOR AN INVESTOR B SHARE OUTSTANDING THROUGHOUT EACH PERIOD

Nations Emerging Markets Fund



                                                                    YEAR       YEAR          PERIOD
                                                                   ENDED       ENDED          ENDED
Investor B Shares                                                03/31/98#   03/31/97#      03/31/96*#
--------------------------------------------------------------------------------------------------------
Operating performance:
Net asset value, beginning of period                         $      11.31  $      10.26  $      10.00
--------------------------------------------------------------------------------------------------------
Net investment income/(loss)                                        (0.07)        (0.09)        (0.11)
--------------------------------------------------------------------------------------------------------
Net realized and unrealized gain/(loss) on investments              (0.75)         1.20          0.37
--------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net asset value from operations          (0.82)         1.11          0.26
--------------------------------------------------------------------------------------------------------
Distributions:
Dividends from net investment income                                   --            --            --
--------------------------------------------------------------------------------------------------------
Distributions in excess of net investment income                       --            --            --
--------------------------------------------------------------------------------------------------------
Distributions from net realized capital gains                          --         (0.06)           --
--------------------------------------------------------------------------------------------------------
Total dividends and distributions                                    0.00         (0.06)           --
--------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $      10.49  $      11.31  $      10.26
--------------------------------------------------------------------------------------------------------
Total return++                                                      (7.25)%       10.88%         2.60%
--------------------------------------------------------------------------------------------------------
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's):                        $      1,247  $      1,499  $      1,209
--------------------------------------------------------------------------------------------------------
Ratio of operating expenses to average net assets                    2.57%         2.74%         3.13%+
--------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets                  (0.64)%       (0.87)%       (1.38)%+
--------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                63%           31%           17%

* Nations Emerging Markets Fund Investor B Shares commenced operations on June 30, 1995.
+   Annualized.
++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
# Per share net investment income/(loss) has been calculated using the monthly average share method.

FOR AN INVESTOR C SHARE OUTSTANDING THROUGHOUT EACH PERIOD

Nations Emerging Markets Fund



                                                                  YEAR       YEAR         PERIOD
                                                                ENDED       ENDED         ENDED
Investor C Shares                                             03/31/98#   03/31/97#    03/31/96*#
--------------------------------------------------------------------------------------------------
Operating performance:
Net asset value, beginning of period                         $    11.34  $    10.27  $   10.00
--------------------------------------------------------------------------------------------------
Net investment income/(loss)                                      (0.05)      (0.04)     (0.10)
--------------------------------------------------------------------------------------------------
Net realized and unrealized gain/(loss) on investments            (0.75)       1.20       0.37
--------------------------------------------------------------------------------------------------
Net increase/(decrease) in net asset value from operations        (0.80)       1.16       0.27
--------------------------------------------------------------------------------------------------
Distributions:
Dividends from net investment income                              (0.07)      (0.01)        --
--------------------------------------------------------------------------------------------------
Distributions in excess of net investment income                     --       (0.02)        --
--------------------------------------------------------------------------------------------------
Distributions from net realized capital gains                        --       (0.06)        --
--------------------------------------------------------------------------------------------------
Total dividends and distributions                                 (0.07)      (0.09)        --
--------------------------------------------------------------------------------------------------
Net asset value, end of period                               $    10.47  $    11.34  $   10.27
--------------------------------------------------------------------------------------------------
Total return++                                                    (7.17)%     11.34%      2.70%
--------------------------------------------------------------------------------------------------
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                         $      293  $      226  $      23
--------------------------------------------------------------------------------------------------
Ratio of operating expenses to average net assets                  2.40%       2.24%      3.02%+
--------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets              (0.47)%     (0.37)%    (1.27)%+
--------------------------------------------------------------------------------------------------
Portfolio turnover rate                                              63%         31%        17%

* Nations Emerging Markets Fund Investor C Shares commenced operations on June 30, 1995.
+   Annualized.
++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
# Per share net investment income/(loss) has been calculated using the monthly average share method.

FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

Nations Pacific Growth Fund



                                                                    YEAR        YEAR          PERIOD
                                                                  ENDED         ENDED         ENDED
Investor A Shares                                               03/31/98#     03/31/97     03/31/96*#
--------------------------------------------------------------------------------------------------------
Operating performance:
Net asset value, beginning of period                          $    10.37  $      10.23   $      10.00
--------------------------------------------------------------------------------------------------------
Net investment income/(loss)                                        0.07          0.00**        (0.04)
--------------------------------------------------------------------------------------------------------
Net realized and unrealized gain/(loss) on investments             (2.98)         0.19           0.29
--------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net asset value from operations         (2.91)         0.19           0.25
--------------------------------------------------------------------------------------------------------
Distributions:
Dividends from net investment income                               (0.17)        (0.03)            --
--------------------------------------------------------------------------------------------------------
Distributions in excess of net investment income                      --         (0.02)         (0.02)
--------------------------------------------------------------------------------------------------------
Total dividends and distributions                                  (0.17)        (0.05)         (0.02)
--------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $     7.29  $      10.37   $      10.23
--------------------------------------------------------------------------------------------------------
Total return++                                                    (28.59)%        1.86%          2.52%
--------------------------------------------------------------------------------------------------------
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's):                         $      871  $      2,480   $      1,375
--------------------------------------------------------------------------------------------------------
Ratio of operating expenses to average net assets                   1.62%         1.67%          2.01%+
--------------------------------------------------------------------------------------------------------
Ratio of net investment income/(loss) to average net assets         0.69%         0.14%         (0.52)%+
--------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                              123%           78%            23%

* Nations Pacific Growth Fund Investor A Shares commenced operations on June 30, 1995.
**  Amount represents less than $0.01 per share.
+   Annualized.
++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
# Per share net investment income/(loss) has been calculated using the monthly average share method.

FOR AN INVESTOR B SHARE OUTSTANDING THROUGHOUT EACH PERIOD

Nations Pacific Growth Fund



                                                                    YEAR        YEAR         PERIOD
                                                                  ENDED         ENDED       ENDED
Investor B Shares                                               03/31/98#     03/31/97    03/31/96*#
--------------------------------------------------------------------------------------------------------
Operating performance:
Net asset value, beginning of period                          $      10.30  $      10.18  $      10.00
--------------------------------------------------------------------------------------------------------
Net investment income/(loss)                                         (0.01)        (0.05)        (0.10)
--------------------------------------------------------------------------------------------------------
Net realized and unrealized gain/(loss) on investments               (2.98)         0.19          0.29
--------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net asset value from operations           (2.99)         0.14          0.19
--------------------------------------------------------------------------------------------------------
Distributions:
Dividends from net investment income                                 (0.03)        (0.01)           --
--------------------------------------------------------------------------------------------------------
Distributions in excess of net investment income                        --         (0.01)        (0.01)
--------------------------------------------------------------------------------------------------------
Total dividends and distributions                                    (0.03)        (0.02)        (0.01)
--------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $       7.28  $      10.30  $      10.18
--------------------------------------------------------------------------------------------------------
Total return++                                                      (29.04)%        1.18%         1.88%
--------------------------------------------------------------------------------------------------------
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's):                         $      1,195  $      2,367  $      2,324
--------------------------------------------------------------------------------------------------------
Ratio of operating expenses to average net assets                     2.37%         2.42%         2.76%
--------------------------------------------------------------------------------------------------------
Ratio of net investment income/(loss) to average net assets          (0.06)%       (0.61)%       (1.27)%
--------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                123%           78%           23%

* Nations Pacific Growth Fund Investor B Shares commenced operations on June 30, 1995.
+   Annualized.
++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
# Per share net investment income/(loss) has been calculated using the monthly average share method.

FOR AN INVESTOR C SHARE OUTSTANDING THROUGHOUT EACH PERIOD

Nations Pacific Growth Fund



                                                                    YEAR        YEAR          PERIOD
                                                                  ENDED         ENDED         ENDED
Investor C Shares                                               03/31/98#     03/31/97     03/31/96*#
--------------------------------------------------------------------------------------------------------
Operating Performance:
Net asset value, beginning of period                          $    10.34  $    10.20   $   10.00
--------------------------------------------------------------------------------------------------------
Net investment income/(loss)                                        0.01        0.00**     (0.09)
--------------------------------------------------------------------------------------------------------
Net realized and unrealized gain/(loss) on investments             (2.98)       0.14        0.29
--------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net asset value from operations         (2.97)       0.14        0.20
--------------------------------------------------------------------------------------------------------
Distributions:
Dividends from net investment income                               (0.13)         --          --
--------------------------------------------------------------------------------------------------------
Distributions in excess of net investment income                                  --          --
--------------------------------------------------------------------------------------------------------
Total dividends and distributions                                  (0.13)         --          --
--------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $     7.24  $    10.34   $   10.20
--------------------------------------------------------------------------------------------------------
Total return++                                                    (28.91)%      1.57%       2.00%
--------------------------------------------------------------------------------------------------------
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                          $       42  $      102   $      60
--------------------------------------------------------------------------------------------------------
Ratio of operating expenses to average net assets                   2.20%       1.92%       2.65%+
--------------------------------------------------------------------------------------------------------
Ratio of net investment income/(loss) to average net assets         0.11%      (0.11)%     (1.16)%+
--------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                              123%         78%         23%

* Nations Pacific Growth Fund Investor C Shares commenced operations on June 30, 1995.
**  Amount represents less than $0.01 per share.
+   Annualized.
++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
# Per share net investment income/(loss) has been calculated using the monthly average share method.

FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

Nations Balanced Assets Fund



                                           YEAR               YEAR
                                          ENDED              PERIOD
Investor A Shares                       03/31/98            03/31/97
-----------------------------------------------------------------------
Operating performance:
Net asset value, beginning of
 period                           $       11.13        $      11.64
-----------------------------------------------------------------------
Net investment income                      0.27                0.34
-----------------------------------------------------------------------
Net realized and unrealized
 gain/(loss) on investments                2.68                1.05
-----------------------------------------------------------------------
Net increase/(decrease) in net
 asset value from operations               2.95                1.39
-----------------------------------------------------------------------
Distributions:
Dividends from net investment
 income                                   (0.27)              (0.36)
-----------------------------------------------------------------------
Distributions from net realized
 capital gains                            (2.34)              (1.54)
-----------------------------------------------------------------------
Total dividends and
 distributions                            (2.61)              (1.90)
-----------------------------------------------------------------------
Net asset value, end of period    $       11.47        $      11.13
-----------------------------------------------------------------------
Total return++                            30.13%              12.18%
-----------------------------------------------------------------------
Ratios to average net
 assets/supplemental data:
Net assets, end of period (in
 000's)                           $      16,009           $   9,075
-----------------------------------------------------------------------
Ratio of operating expenses to
 average net assets                        1.33%(b)(c)         1.25%(b)
-----------------------------------------------------------------------
Ratio of net investment income
 to average net assets                     2.45%               3.06%
-----------------------------------------------------------------------
Portfolio turnover rate                     276%                264%
-----------------------------------------------------------------------
Ratio of operating expenses to
 average net assets without
 waivers and/or expense
 reimbursements                            1.33%(b)            1.25%(b)



                                          PERIOD      YEAR         YEAR       YEAR          PERIOD
                                         ENDED        ENDED       ENDED       ENDED         ENDED
Investor A Shares                     03/31/96(a)   11/30/95    11/30/94    11/30/93      11/30/92*
------------------------------------------------------------------------------------------------------
Operating performance:
Net asset value, beginning of
 period                           $      12.66   $      10.42  $      10.86  $      10.24  $    10.00
------------------------------------------------------------------------------------------------------
Net investment income                     0.11           0.34          0.22          0.29        0.01
------------------------------------------------------------------------------------------------------
Net realized and unrealized
 gain/(loss) on investments               0.45           2.23         (0.44)         0.62        0.23#
------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net
 asset value from operations              0.56           2.57         (0.22)         0.91        0.24
------------------------------------------------------------------------------------------------------
Distributions:
Dividends from net investment
 income                                  (0.17)         (0.31)        (0.22)        (0.29)         --
------------------------------------------------------------------------------------------------------
Distributions from net realized
 capital gains                           (1.41)         (0.02)           --            --          --
------------------------------------------------------------------------------------------------------
Total dividends and
 distributions                           (1.58)         (0.33)        (0.22)        (0.29)         --
------------------------------------------------------------------------------------------------------
Net asset value, end of period    $      11.64   $      12.66  $      10.42  $      10.86  $    10.24
------------------------------------------------------------------------------------------------------
Total return++                            4.86%         25.01%        (2.02)%        8.93%       2.40%+++
------------------------------------------------------------------------------------------------------
Ratios to average net
 assets/supplemental data:
Net assets, end of period (in
 000's)                           $      6,261   $      5,276  $      4,881   $     5,191  $      547
------------------------------------------------------------------------------------------------------
Ratio of operating expenses to
 average net assets                       1.25%+         1.24%         1.23%         1.15%       0.55%+
------------------------------------------------------------------------------------------------------
Ratio of net investment income
 to average net assets                    2.66%+         3.00%         2.06%         2.57%       3.60%+
------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     83%           174%          156%           50%         79%
------------------------------------------------------------------------------------------------------
Ratio of operating expenses to
 average net assets without
 waivers and/or expense
 reimbursements                           1.25%+         1.24%         1.24%         1.22%       1.30%+

* Nations Balanced Assets Fund Investor A Shares commenced operations on October 2, 1992.
+   Annualized.
++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
+++ Unaudited.
# The amount shown at this caption for each share outstanding throughout the period may not accord with the change in the aggregate gains and losses in the portfolio securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuating market value of the portfolio.
(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
(b) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(c) The effect of interest expense on the operating expense ratio was less than 0.01%.

FOR AN INVESTOR B SHARE OUTSTANDING THROUGHOUT EACH PERIOD

Nations Balanced Assets Fund



                                           YEAR                                 PERIOD                                 PERIOD
                                          ENDED            YEAR ENDED           ENDED      YEAR ENDED    YEAR ENDED      ENDED
Investor B Shares                       03/31/98            03/31/97         03/31/96(a)    11/30/95      11/30/94     11/30/93*
----------------------------------------------------------------------------------------------------------------------------------
Operating performance:
Net asset value, beginning of
 period                           $       11.11        $       11.62     $       12.63   $       10.40  $       10.85  $    10.61
----------------------------------------------------------------------------------------------------------------------------------
Net investment income                      0.19                 0.29              0.09            0.28           0.17        0.14
----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
 gain/(loss) on investments                2.68                 1.04              0.45            2.22          (0.44)       0.23
----------------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net
 asset value from operations               2.87                 1.33              0.54            2.50          (0.27)       0.37
----------------------------------------------------------------------------------------------------------------------------------
Distributions:
Dividends from net investment
 income                                   (0.19)               (0.30)            (0.14)          (0.25)         (0.18)      (0.13)
----------------------------------------------------------------------------------------------------------------------------------
Distributions from net realized
 capital gains                            (2.34)               (1.54)            (1.41)          (0.02)            --          --
----------------------------------------------------------------------------------------------------------------------------------
Total dividends and
 distributions                            (2.53)               (1.84)            (1.55)          (0.27)         (0.18)      (0.13)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period    $       11.45        $       11.11     $       11.62   $       12.63  $       10.40  $    10.85
----------------------------------------------------------------------------------------------------------------------------------
Total return++                            29.35%               11.62%             4.69%          24.35%         (2.51)%      3.45%
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net
 assets/supplemental data:
Net assets, end of period (in
 000's)                           $      78,813        $      64,058     $      65,764   $      65,275  $      52,905   $  27,982
----------------------------------------------------------------------------------------------------------------------------------
Ratio of operating expenses to
 average net assets                        2.00%(b)(c)          1.75%(b)          1.75%+          1.74%          1.73%       1.65%+
----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
 to average net assets                     1.78%                2.56%             2.16%+          2.50%          1.56%       2.07%+
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     276%                 264%               83%            174%           156%         50%
----------------------------------------------------------------------------------------------------------------------------------
Ratio of operating expenses to
 average net assets without
 waivers and/or expense
 reimbursements                            2.00%(b)             1.75%(b)          1.75%+          1.74%          1.74%       1.72%+

* Nations Balanced Assets Fund Investor B Shares commenced operations on June 7, 1993.
+   Annualized.
++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
(b) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(c) The effect of interest expense on the operating expense ratio was less than 0.01%.

FOR AN INVESTOR C SHARE OUTSTANDING THROUGHOUT EACH PERIOD

Nations Balanced Assets Fund



                                      YEAR               YEAR
                                     ENDED               ENDED
Investor C Shares                  03/31/98            03/31/97
---------------------------------------------------------------------
Operating performance:
Net asset value,
 beginning of period         $      11.08        $      11.60
---------------------------------------------------------------------
Net investment income                0.20                0.33
---------------------------------------------------------------------
Net realized and
 unrealized gain/(loss)
 on investments                      2.67                1.02
---------------------------------------------------------------------
Net increase/(decrease) in
 net asset value from
 operations                          2.87                1.35
---------------------------------------------------------------------
Distributions:
Dividends from net
 investment income                  (0.20)              (0.33)
---------------------------------------------------------------------
Distributions from net
 realized capital gains             (2.34)              (1.54)
---------------------------------------------------------------------
Total dividends and
 distributions                      (2.54)              (1.87)
---------------------------------------------------------------------
Net asset value, end of
 period                      $      11.41        $      11.08
---------------------------------------------------------------------
Total return++                      29.43%              11.85%
---------------------------------------------------------------------
Ratios to average net
 assets/supplemental
 data:
Net assets, end of period
 (in 000's)                  $      1,947        $      1,396
---------------------------------------------------------------------
Ratio of operating
 expenses to average net
 assets                              1.91%(b)(c)         1.50%(b)
---------------------------------------------------------------------
Ratio of net investment
 income to average net
 assets                              1.87%               2.81%
---------------------------------------------------------------------
Portfolio turnover rate               276%                264%
---------------------------------------------------------------------
Ratio of operating
 expenses to average net
 assets without waivers
 and/or expense
 reimbursements                      1.91%(b)            1.50%(b)



                                 PERIOD      YEAR         YEAR       YEAR          PERIOD
                                ENDED        ENDED       ENDED       ENDED         ENDED
Investor C Shares            03/31/96(a)   11/30/95    11/30/94    11/30/93      11/30/92*
--------------------------------------------------------------------------------------------
Operating performance:
Net asset value,
 beginning of period         $      12.61   $    10.38  $    10.82  $      10.23  $    10.00
--------------------------------------------------------------------------------------------
Net investment income                0.09         0.26        0.14          0.23        0.01
--------------------------------------------------------------------------------------------
Net realized and
 unrealized gain/(loss)
 on investments                      0.45         2.21       (0.43)         0.59        0.22 #
--------------------------------------------------------------------------------------------
Net increase/(decrease) in
 net asset value from
 operations                          0.54         2.47       (0.29)         0.82        0.23
--------------------------------------------------------------------------------------------
Distributions:
Dividends from net
 investment income                  (0.14)       (0.22)      (0.15)        (0.23)         --
--------------------------------------------------------------------------------------------
Distributions from net
 realized capital gains             (1.41)       (0.02)         --            --          --
--------------------------------------------------------------------------------------------
Total dividends and
 distributions                      (1.55)       (0.24)      (0.15)        (0.23)         --
--------------------------------------------------------------------------------------------
Net asset value, end of
 period                      $      11.60   $    12.61  $    10.38  $      10.82  $    10.23
--------------------------------------------------------------------------------------------
Total return++                       4.71%       24.03%      (2.72)%        8.06%       2.30%+++
--------------------------------------------------------------------------------------------
Ratios to average net
 assets/supplemental
 data:
Net assets, end of period
 (in 000's)                  $      1,187   $      992   $     951   $     1,196   $     156
--------------------------------------------------------------------------------------------
Ratio of operating
 expenses to average net
 assets                              1.62%+       1.99%       1.98%         1.90%       1.30%+
--------------------------------------------------------------------------------------------
Ratio of net investment
 income to average net
 assets                              2.29%+       2.25%       1.31%         1.82%       2.85%+
--------------------------------------------------------------------------------------------
Portfolio turnover rate                83%         174%        156%           50%         79%
--------------------------------------------------------------------------------------------
Ratio of operating
 expenses to average net
 assets without waivers
 and/or expense
 reimbursements                      1.62%+       1.99%       1.99%         1.97%       2.05%+

* Nations Balanced Assets Fund Investor C Shares commenced operations on October 2, 1992.
+   Annualized.
++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
+++ Unaudited.
# The amount shown at this caption for each share outstanding throughout the period may not accord with the change in the aggregate gains and losses in the portfolio securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuating market value of the portfolio.
(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
(b) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(c) The effect of interest expense on the operating expense ratio was less than 0.01%.

     Appendix A  --  Portfolio Securities


The following are summary descriptions of certain types of instruments in which a Fund may invest. The "How Objectives Are Pursued" section of the Prospectus identifies each Fund's permissible investments, and the SAI contains more information concerning such investments.

ASSET-BACKED SECURITIES: Asset-backed securities arise through the grouping by governmental, government-related, and private organizations of loans, receivables, or other assets originated by various lenders. Asset-backed securities consist of both mortgage- and non-mortgage-backed securities. Interests in pools of these assets may differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal paid at maturity or specified call dates. Conversely, asset-backed securities provide periodic payments which may consist of both interest and principal payments.


Mortgage-backed securities represent an ownership interest in a pool of residential mortgage loans, the interest in which is in most cases issued and guaranteed by an agency or instrumentality of the U.S. Government, though not necessarily by the U.S. Government itself.


Mortgage-backed securities include mortgage pass-through securities, collateralized mortgage obligations ("CMOs"), parallel pay CMOs, planned amortization class CMOs ("PAC Bonds") and stripped mortgage-backed securities ("SMBS"), including interest-only and principal-only SMBS. SMBS may be more volatile than other debt securities. For additional information concerning mortgage-backed securities, see the SAI.


Non-mortgage asset-backed securities include interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt.

MORTGAGE-BACKED SECURITIES: Mortgage-backed securities represent an ownership interest in a pool of mortgage loans.


Mortgage pass-through securities may represent participation interests in pools of residential mortgage loans originated by U.S. governmental or private lenders and guaranteed, to the extent provided in such securities, by the U.S. Government or one of its agencies, authorities or instrumentalities. Such securities, which are ownership interests in the underlying mortgage loans, differ from conventional debt securities, which provide for periodic payment of interest in fixed amounts (usually semi-annually) and principal payments at maturity or on specified call dates. Mortgage pass-through securities provide for monthly payments that are a "pass-through" of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the servicer of the underlying mortgage loans.


The guaranteed mortgage pass-through securities in which a Fund may invest may include those issued or guaranteed by the Government National Mortgage Association ("GNMA"), by the Federal National Mortgage Association ("FNMA") and by the Federal Home Loan and Mortgage Corporation ("FHLMC"). Such Certificates are mortgage-backed securities which represent a partial ownership interest in a pool of mortgage loans issued by lenders such as mortgage bankers, commercial banks and savings and loan associations. Such mortgage loans may have fixed or adjustable rates of interest.


The average life of a mortgage-backed security is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal invested far in advance of the maturity of the mortgages in the pool.

The yield which will be earned on mortgage-backed securities may vary from their coupon rates for the following reasons: (i) Certificates may be issued at a premium or discount, rather than at par; (ii) Certificates may trade in the secondary market at a premium or discount after issuance; (iii) interest is earned and compounded monthly which has the effect of raising the effective yield earned on the Certificates; and (iv) the actual yield of each Certificate is affected by the prepayment of mortgages included in the mortgage pool underlying the Certificates and the rate at which principal so prepaid is reinvested. In addition, prepayment of mortgages included in the mortgage pool underlying a GNMA Certificate purchased at a premium may result in a loss to a Fund.

Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than obligations directly or indirectly guaranteed by the U.S. Government.


Collateralized Mortgage Obligations or "CMOs" are debt obligations collateralized by mortgage loans or mortgage pass-through securities (collateral collectively hereinafter referred to as "Mortgage Assets"). Multi-class pass-through securities are interests in a trust composed of Mortgage Assets and all references herein to CMOs will include multi-class pass-through securities. Payments of principal of and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distribution on the multi-class pass-through securities.

Moreover, principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of the premium if any has been paid. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semiannual basis.

The principal and interest payments on the Mortgage Assets may be allocated among the various classes of CMOs in several ways. Typically, payments of principal, including any prepayments, on the underlying mortgages are applied to the classes in the order of their respective stated maturities or final distribution dates, so that no payment of principal is made on CMOs of a class until all CMOs of other classes having earlier stated maturities or final distribution dates have been paid in full.


Stripped mortgage-backed securities ("SMBS") are derivative multi-class mortgage securities. A Fund will only invest in SMBS that are obligations backed by the full faith and credit of the U.S. Government. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets. A Fund will only invest in SMBS whose mortgage assets are U.S. Government Obligations.


A common type of SMBS will be structured so that one class receives some of the interest and most of the principal from the Mortgage Assets, while the other class receives most of the interest and the remainder of the principal. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities. The market value of any class which consists primarily or entirely of principal payments generally is unusually volatile in response to changes in interest rates.


The average life of mortgage-backed securities varies with the maturities of the underlying mortgage instruments. The average life is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of mortgage prepayments, mortgage refinancings, or foreclosures. The rate of mortgage prepayments, and hence the average life of the certificates, will be a function of the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. Such prepayments are passed through to the registered holder with the regular monthly payments of principal and interest and have the effect of reducing future payments. Estimated average life will be determined by the Adviser and used for the purpose of determining the average dollar-weighted maturity and duration of the Funds. For additional information concerning mortgage backed securities, see the SAI.

The mortgage-backed securities in which the Funds invest are subject to extension risk. This is the risk that when interest rates rise, prepayments of the underlying obligations slow thereby lengthening duration and potentially reducing the value of these securities. The debt securities held by the Funds also may be subject to credit risk. Credit risk is the risk that the issuers of securities in which a Fund invests may default in the payment of principal and/or interest. Any such defaults or adverse changes in an issuer's financial condition or credit rating may adversely affect the value of the Funds' portfolio investments and, hence, the value of your investment in the corresponding Fund.

NON-MORTGAGE ASSET-BACKED SECURITIES: Non-mortgage asset-backed securities include interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Such securities also may include instruments issued by certain trusts, partnerships or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by such issuers.


Non-mortgage-backed securities are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities.


The purchase of non-mortgage-backed securities raises considerations unique to the financing of the instruments underlying such securities. For example, most organizations that issue asset-backed securities relating to motor vehicle installment purchase obligations perfect their interests in their respective obligations only by filing a financing statement and by having the servicer of the obligations, which is usually the originator, take custody thereof. In such circumstances, if the servicer were to sell the same obligations to another party, in violation of its duty not to do so, there is a risk that such party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. Also, although most such obligations grant a security interest in the motor vehicle being financed, in most states the security interest in a motor vehicle must be noted on the certificate of title to perfect such security interest against competing claims of other parties.
Due to the larger number of vehicles involved, however, the certificate of title to each vehicle financed, pursuant to the obligations underlying the asset-backed securities, usually is not amended to reflect the assignment of the seller's security interest for the benefit of the holders of the asset-backed securities. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. In addition, various state and Federal laws give the motor vehicle owner the right to assert against the holder of the owner's obligation certain defenses such owner would have against the seller of the motor vehicle. The assertion of such defenses could reduce payments on the related asset-backed securities. Insofar as credit card receivables are concerned, credit card holders are entitled to the protection of a number of state and Federal consumer credit laws, many of which give such holders the right to set off certain amounts against balances owed on the credit card, thereby reducing the amounts paid on such receivables. In addition, unlike most other asset-backed securities, credit card receivables are unsecured obligations of the card holder.

BANK INSTRUMENTS: Bank instruments consist mainly of certificates of deposit, time deposits and bankers' acceptances. The Funds will limit their investments in bank obligations so they do not exceed 25% of each Fund's total assets at the time of purchase.


U.S. dollar-denominated obligations issued by foreign branches of domestic banks ("Eurodollar" obligations) and domestic branches of foreign banks ("Yankee dollar" obligations), and other foreign obligations involve special investment risks, including the possibility that liquidity could be impaired because of future political and economic developments, the obligations may be less marketable than comparable domestic obligations of domestic issuers, a foreign jurisdiction might impose withholding taxes on interest income payable on such obligations, deposits may be seized or nationalized, foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal of and interest on such obligations, the selection of foreign obligations may be more difficult because there may be less publicly available information concerning foreign issuers, there may be difficulties in enforcing a judgment against a foreign issuer or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign issuers may differ from those applicable to domestic issuers. In addition, foreign banks are not subject to examination by U.S. Government agencies or instrumentalities.

BORROWINGS: When a Fund borrows money, the net asset value of a share may be subject to greater fluctuation until the borrowing is paid off. The Funds may borrow money from banks for temporary purposes in amounts of up to one-third of their respective total assets, provided that borrowings in excess of 5% of the value of the Funds' total assets must be repaid prior to the purchase of portfolio securities. Pursuant to line of credit arrangements with BNY, the Funds may borrow primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities.


Reverse repurchase agreements and dollar roll transactions may be considered to be borrowings. When a Fund invests in a reverse repurchase agreement, it sells a portfolio security to another party, such as a bank or broker/dealer, in return for cash, and agrees to buy the security back at a future date and price. Reverse repurchase agreements may be used to provide cash to satisfy unusually heavy redemption requests without having to sell portfolio securities, or for other temporary or emergency purposes. Generally, the effect of such a transaction is that the Funds can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while they will be able to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Funds of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise.


At the time a Fund enters into a reverse repurchase agreement, it may establish a segregated account with its custodian bank in which it will maintain cash, U.S. Government securities or other liquid high grade debt obligations equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund's use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. In addition, there is a risk of delay in receiving collateral or securities or in repurchasing the securities covered by the reverse repurchase agreement or even of a loss of rights in the collateral or securities in the event the buyer of the securities under the reverse repurchase agreement files for bankruptcy or becomes insolvent. The Funds only enter into reverse repurchase agreements (and repurchase agreements) with counterparties that are deemed by the Adviser to be credit worthy. Reverse repurchase agreements are speculative techniques involving leverage, and are subject to asset coverage requirements if the Funds do not establish and maintain a segregated account (as described above). Under the requirements of the 1940 Act, the Funds are required to maintain an asset coverage (including the proceeds of the borrowings) of at least 300% of all borrowings. Depending on market conditions, the Fund's asset coverage and other factors at the time of a reverse repurchase, the Funds may not establish a segregated account when the Adviser believes it is not in the best interests of the Funds to do so. In this case, such reverse repurchase agreements will be considered borrowings subject to the asset coverage described above.


Dollar roll transactions may be considered to be borrowings. Dollar roll transactions consist of the sale by a Fund of mortgage-backed or other asset-


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backed securities, together with a commitment to purchase similar, but not identical, securities at a future date, at the same price. In addition, a Fund is paid a fee as consideration for entering into the commitment to purchase. If the broker/dealer to whom a Fund sells the security becomes insolvent, the Fund's right to purchase or repurchase the security may be restricted; the value of the security may change adversely over the term of the dollar roll; the security that the Fund is required to repurchase may be worth less than the security that the Fund originally held, and the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.

COMMERCIAL INSTRUMENTS: Commercial instruments consist of short-term U.S. dollar-denominated obligations issued by domestic corporations or foreign corporations and foreign commercial banks.


Investments by a Fund in commercial paper will consist of issues rated in a manner consistent with such Fund's investment policies and objective. In addition, a Fund may acquire unrated commercial paper and corporate bonds that are determined by the Adviser at the time of purchase to be of comparable quality to rated instruments that may be acquired by a Fund. Commercial instruments include variable-rate master demand notes, which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate, and variable- and floating-rate instruments.


CONVERTIBLE SECURITIES, PREFERRED STOCK, AND WARRANTS: Each Fund may invest in debt securities convertible into or exchangeable for equity securities, preferred stocks or warrants. Preferred stocks are securities that represent an ownership interest in a corporation providing the owner with claims on a company's earnings and assets before common stock owners, but after bond or other debt security owners. Warrants are options to buy a stated number of shares of common stock at a specified price any time during the life of the warrants.

FIXED INCOME INVESTING: The performance of the fixed income debt component of a Fund's portfolio depends primarily on interest rate changes, the average weighted maturity of the portfolio and the quality of the securities held. The debt component of a Fund's portfolio will tend to decrease in value when interest rates rise and increase when interest rates fall. A Fund's share price and yield depend, in part, on the maturity and quality of its debt instruments.


FOREIGN CURRENCY TRANSACTIONS: To the extent provided under "How Objectives Are Pursued," the Funds may enter into foreign currency exchange transactions to convert foreign currencies to and from the U.S. dollar. A Fund either enters into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or uses forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract is an obligation by a Fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract.


Foreign currency hedging transactions are an attempt to protect a Fund against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated portfolio position. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of a Fund's portfolio securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.


A Fund will generally enter into forward currency exchange contracts only under two circumstances: (i) when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, to "lock" in the U.S. dollar price of the security; and (ii) when the Adviser believes that the currency of a particular foreign country may experience a substantial movement against another currency. Under certain circumstances, the Fund may commit a substantial portion of its portfolio to the execution of these contracts. The Adviser will consider the effects such a commitment would have on the investment program of the Fund and the flexibility of the Fund to purchase additional securities. Although for-


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ward contracts will be used primarily to protect the Fund from adverse currency movements, they also involve the risk that anticipated currency movements will not be accurately predicted.


In addition, the Euro will become the single currency in at least 11 European nations used in many financial transactions. Accordingly, the German mark, French franc and other national currencies will no longer be used. Although the impact of implementing the Euro is not possible to predict, the transition could have an effect on the financial markets and economic environment in Europe and other parts of the world. For example, investors may begin to view those countries participating in the Economic Monetary Union as a single combined entity and may alter their investment behavior accordingly. In response to any such effect of the Euro implementation, the Adviser may need to adapt its investment policies and strategy.

FOREIGN SECURITIES: Foreign securities include debt and equity obligations (dollar- and non-dollar-denominated) of foreign corporations and banks as well as obligations of foreign governments and their political subdivisions (which will be limited to direct government obligations and government-guaranteed securities). Such investments may subject a Fund to special investment risks, including future political and economic developments, the possible imposition of withholding taxes on income (including interest, distributions and disposition proceeds), possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign issuers in general may be subject to different accounting, auditing, reporting, and record keeping standards than those applicable to domestic companies, and securities of foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers.


Investments in foreign securities may present additional risks, whether made directly or indirectly, including the political or economic instability of the issuer or the country of issue and the difficulty of predicting international trade patterns. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Further, foreign securities markets are generally not as developed or efficient as those in the U.S., and in most foreign markets volume and liquidity are less than in the United States. Fixed commissions on foreign securities exchanges are generally higher than the negotiated commissions on U.S. exchanges, and there is generally less government supervision and regulation of foreign securities exchanges, brokers, and companies than in the United States. With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets, or diplomatic developments that could affect investments within those countries. Because of these and other factors, securities of foreign companies acquired by a Fund may be subject to greater fluctuation in price than securities of domestic companies.

The Funds may invest indirectly in the securities of foreign issuers through sponsored or unsponsored ADRs, ADSs, GDRs and EDRs or other securities representing securities of companies based in countries other than the United States. Transactions in these securities may not necessarily be settled in the same currency as the underlying securities which they represent. Ownership of unsponsored ADRs, ADSs, GDRs and EDRs may not entitle the Funds to financial or other reports from the issuer, to which it would be entitled as the owner of sponsored ADRs, ADSs, GDRs or EDRs. Generally, ADRs and ADSs in registered form, are designed for use in the U.S. securities markets. GDRs are designed for use in both the U.S. and European securities markets. EDRs, in bearer form, are designed for use in European securities markets. ADRs, ADSs, GDRs and EDRs also involve certain risks of other investments in foreign securities.

FUTURES, OPTIONS AND OTHER DERIVATIVE INSTRUMENTS: To the extent provided under "How Objectives Are Pursued" the Funds may attempt to reduce the overall level of investment risk of particular securities and attempt to protect a Fund against adverse market movements by investing in futures, options and other derivative instruments. These include the purchase and writing of options on securities (including index options) and options on foreign currencies, and investing in futures contracts for the purchase or sale of instruments based on financial indices, including interest rate indices or indices of U.S. or foreign government, equity or fixed income securities ("futures


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contracts"), options on futures contracts, forward contracts and swaps and swap-related products such as interest rate swaps, currency swaps, caps, collars and floors.


The use of futures, options, forward contracts and swaps exposes a Fund to additional investment risks and transaction costs. If the Adviser incorrectly analyzes market conditions or does not employ the appropriate strategy with respect to these instruments, a Fund could be left in a less favorable position. Additional risks inherent in the use of futures, options, forward contracts and swaps include: imperfect correlation between the price of futures, options and forward contracts and movements in the prices of the securities or currencies being hedged; the possible absence of a liquid secondary market for any particular instrument at any time; and the possible need to defer closing out certain hedged positions to avoid adverse tax consequences. A Fund may not purchase put and call options which are traded on a national stock exchange in an amount exceeding 5% of its net assets. Further information on the use of futures, options and other derivative instruments, and the associated risks, is contained in the SAI.

ILLIQUID SECURITIES: Certain securities may be sold only pursuant to certain legal restrictions, and may be difficult to sell. The Funds will not hold more than 15% (10% with respect to Nations International Value Fund) of the value of their respective net assets in securities that are illiquid. Repurchase agreements, time deposits and guaranteed investment contracts that do not provide for payment to a Fund within seven days after notice, and illiquid restricted securities, are subject to the limitation on illiquid securities.


If otherwise consistent with their investment objectives and policies, certain Funds may purchase securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act") but can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act, or which were issued under Section 4(2) of the 1933 Act. Any such security will not be considered illiquid so long as it is determined by a Fund's Board of Directors/Trustees or the Adviser, acting under guidelines approved and monitored by the Fund's Board of Directors/Trustees, after considering trading activity, availability of reliable price information and other relevant information, that an adequate trading market exists for that security. To the extent that, for a period of time, qualified institutional or other buyers cease purchasing such restricted securities pursuant to Rule 144A or otherwise, the level of illiquidity of a Fund holding such securities may increase during such period.

INDEXED/STRUCTURED SECURITIES: Indexed/structured securities are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e., their value may increase or decrease if the reference index or instrument appreciates). Indexed/ structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. A Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

INTEREST RATE TRANSACTIONS: In order to attempt to protect the value of their portfolios from interest rate fluctuations, certain of the Funds may enter into various hedging transactions, such as interest rate swaps and the purchase or sale of interest rate caps and floors. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, E.G., an exchange of floating-rate payments for fixed-rate payments. A Fund will enter into a swap transaction on a net basis, I.E. the payment obligations of the Fund and the counterparty will be netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payment obligations. A Fund will segregate, on a daily basis, cash or liquid high quality debt securities with a value at least equal to the Fund's net obligations, if any, under a swap agreement.


The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent a specified index is below a predetermined interest rate, to receive payments of interest on a notional principal amount from


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the party selling such interest rate floor. The Adviser expects to enter into these transactions on behalf of a Fund primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Fund anticipated purchasing at a later date rather than for speculative purposes. A Fund will not sell interest rate caps or floors that it does not own.

LOWER-RATED DEBT SECURITIES: Nations Equity Income Fund may invest in lower-rated debt securities. Lower-rated, high-yielding securities are those rated "Ba" or "B" by Moody's or "BB" or "B" by S&P which are commonly referred to as "junk bonds." These bonds provide poor protection for payment of principal and interest. Lower-quality bonds involve greater risk of default or price changes due to changes in the issuer's creditworthiness than securities assigned a higher quality rating. These securities are considered to have speculative characteristics and indicate an aggressive approach to income investing.


The market for lower-rated securities may be thinner and less active than that for higher quality securities, which can adversely affect the price at which these securities can be sold. If market quotations are not available, these lower-rated securities will be valued in accordance with procedures established by the Boards of Directors/ Trustees of the Funds, including the use of outside pricing services. Adverse publicity and changing investor perceptions may affect the ability of outside pricing services used by the Fund to value its portfolio securities, and the Fund's ability to dispose of these lower-rated bonds.

MONEY MARKET INSTRUMENTS: The term "money market instruments" refers to instruments with remaining maturities of one year or less. Money market instruments may include, among other instruments, certain U.S. Treasury
 Obligations, U.S. Government Obligations, bank instruments, commercial instruments, repurchase agreements and municipal securities. Such instruments are described in this Appendix A.

MUNICIPAL SECURITIES: The two principal classifications of municipal securities are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Private activity bonds held by a Fund are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.


Municipal securities may include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.


Municipal securities may include variable- or floating-rate instruments issued by industrial development authorities and other governmental entities. While there may not be an active secondary market with respect to a particular instrument purchased by a Fund, a Fund may demand payment of the principal and accrued interest on the instrument or may resell it to a third party as specified in the instruments. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of the instrument if the issuer defaulted on its payment obligation or during periods the Fund is not entitled to exercise its demand rights, and the Fund could, for these or other reasons, suffer a loss.


Some of these instruments may be unrated, but unrated instruments purchased by a Fund will be determined by the Adviser to be of comparable quality at the time of purchase to instruments rated "high quality" by any major rating service. Where necessary to ensure that an instrument is of comparable "high quality," a Fund will require that an issuer's obligation to pay the principal of the note may be backed by an unconditional bank letter or line of credit, guarantee, or commitment to lend.


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Municipal securities may include participations in privately arranged loans to municipal borrowers, some of which may be referred to as "municipal leases," and units of participation in trusts holding pools of tax-exempt leases. Such loans in most cases are not backed by the taxing authority of the issuers and may have limited marketability or may be marketable only by virtue of a provision requiring repayment following demand by the lender. Such loans made by a Fund may have a demand provision permitting the Fund to require payment within seven days. Participations in such loans, however, may not have such a demand provision and may not be otherwise marketable. To the extent these securities are illiquid, they will be subject to each Fund's limitation on investments in illiquid securities. As it deems appropriate, the Adviser will establish procedures to monitor the credit standing of each such municipal borrower, including its ability to meet contractual payment obligations.


Municipal participation interests may be purchased from financial institutions, and give the purchaser an undivided interest in one or more underlying municipal security. To the extent that municipal participation interests are considered to be "illiquid securities," such instruments are subject to each Fund's limitation on the purchase of illiquid securities.


In addition, certain of the Funds may acquire "stand-by commitments" from banks or broker/dealers with respect to municipal securities held in their portfolios. Under a stand-by commitment, a dealer would agree to purchase at a Fund's option specified municipal securities at a specified price. A Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes.


Although the Funds do not presently intend to do so on a regular basis, a Fund may invest more than 25% of its total assets in municipal securities the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Adviser. To the extent that more than 25% of a Fund's total assets are invested in municipal securities that are payable from the revenues of similar projects, a Fund will be subject to the peculiar risks presented by such projects to a greater extent than it would be if its assets were not so concentrated.

OTHER INVESTMENT COMPANIES: Each Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations. Pursuant to an exemptive order, the Nations Funds' non-money market funds may purchase shares of Nations Funds' money market funds.

PASSIVE FOREIGN INVESTMENT COMPANIES: Passive foreign investment companies ("PFICs") are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royal ties, rents and annuities. Income tax regulations may require the Fund to recognize income associated with the PFIC prior to the actual receipt of any such income.

PAY-IN-KIND BONDS: Pay-in-kind bonds are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

REAL ESTATE INVESTMENT TRUSTS: A real estate investment trust ("REIT") is a managed portfolio of real estate investments which may include office buildings, apartment complexes, hotels and shopping malls. An Equity REIT holds equity positions in real estate, and it seeks to provide its shareholders with income from the leasing of its properties, and with capital gains from any sales of properties. A Mortgage REIT specializes in lending money to developers of properties, and passes any interest income it may earn to its shareholders. REITs may be affected by changes in the value of the underlying property owned or financed by the REIT, while Mortgage REITs also may be affected by the quality of credit extended. Both Equity and Mortgage


                                                                             107
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REITs are dependent upon management skill and may not be diversified. REITs also may be subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free pass-through of income under the Code.

REPURCHASE AGREEMENTS: A repurchase agreement involves the purchase of a security by a Fund and a simultaneous agreement (generally with a bank or broker/dealer) to repurchase that security from the Fund at a specified price and date or upon demand. This technique offers a method of earning income on uninvested cash. A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause a Fund to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. Repurchase agreements with a maturity of more than seven days are considered illiquid securities and are subject to the limit stated above. A Fund may enter into joint repurchase agreements jointly with other investment portfolios of Nations Funds.

SECURITIES LENDING: To increase return on portfolio securities, the Funds may lend their portfolio securities to broker/dealers and other institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. There is a risk of delay in receiving collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be credit worthy and when, in its judgment, the income to be earned from the loan justifies the attendant risks. The aggregate of all outstanding loans of a Fund may not exceed 33% of the value of its total assets, which may include cash collateral received for securities loans. Cash collateral received by a Nations Fund may be invested in a Nations Funds' money market fund.

STEP COUPON BONDS: Step coupon bonds are debt securities that trade at a discount from their face value and pay coupon interest. The discount from the face value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer.

STOCK INDEX, INTEREST RATE AND CURRENCY FUTURES CONTRACTS: Each Fund may purchase and sell futures contracts and related options with respect to non-U.S. stock indices, non-U.S. interest rates and foreign currencies, that have been approved by the CFTC for investment by U.S. investors, for the purpose of hedging against changes in values of a Fund's securities or changes in the prevailing levels of interest rates or currency exchange rates. The contracts entail certain risks, including but not limited to the following: no assurance that futures contracts transactions can be offset at favorable prices; possible reduction of a Fund's total return due to the use of hedging; possible lack of liquidity due to daily limits on price fluctuation; imperfect correlation between the contracts and the securities or currencies being hedged; and potential losses in excess of the amount invested in the futures contracts themselves.


Trading on foreign commodity exchanges presents additional risks. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the CFTC and may be subject to greater risks than trading on domestic exchanges. For example, some foreign exchanges are principal markets for which no common clearing facility exists and a trader may look only to the broker for performance of the contract. In addition, unless a Fund hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that such Fund might realize could be eliminated by adverse changes in the exchange rate, or the Fund could incur losses as a result of those changes.

U.S. GOVERNMENT OBLIGATIONS: U.S. Government Obligations consist of marketable securities and instruments issued or guaranteed by the U.S. Government or any of its agencies, authorities or instrumentalities. Direct obligations are issued by the U.S. Treasury and include all U.S. Treasury instruments. U.S. Treasury Obligations differ only in their interest rates, maturities and time of issuance. Obligations of U.S. Government agencies, authorities and instrumentalities are issued by government-sponsored agencies and enterprises acting under authority of Congress. Although obligations of federal agencies, authorities and instrumentalities are not debts of the U.S. Treasury, some


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are backed by the full faith and credit of the U.S. Treasury, such as direct pass-through certificates of the GNMA; some are supported by the right of the issuer to borrow from the U.S. Government, such as obligations of Federal Home Loan Banks, and some are backed only by the credit of the issuer itself, such as obligations of the FNMA. No assurance can be given that the U.S. Government would provide financial support to government-sponsored instrumentalities if it is not obligated to do so by law.

The market value of U.S. Government Obligations may fluctuate due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government Obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government Obligations are subject to fluctuations in yield or value due to their structure or contract terms.

WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT SECURITIES: The purchase of new issues of securities on a "when-issued," "delayed delivery" or "forward commitment" basis occurs when the payment for and delivery of securities takes place at a future date. Because actual payment for and delivery of such securities generally take place 15 to 45 days after the purchase date, purchasers of such securities bear the risk that interest rates on debt securities at the time of delivery may be higher or lower than those contracted for on the security purchased.


ZERO COUPON BONDS: Zero coupon bonds are debt securities that do not pay interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

  Appendix B  --  Description of Ratings



The following summarizes the highest eight ratings used by S&P for corporate and municipal bonds. The first four ratings denote investment grade securities.


       AAA -- This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

       AA -- Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

       A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

       BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for those in higher-rated categories.


       BB, B -- Bonds rated BB and B are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB represents the lowest degree of speculation and B a higher degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.


       CCC, CC -- An obligation rated CCC is vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial com-


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       mitment on the obligation. In the event of adverse conditions, the obligor isnot likely to have the capacity to meet its financial commitments on the obligation; an obligation rated CC is highly vulnerable to nonpayment.


To provide more detailed indications of credit quality, the AA, A, BBB and CCC ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

The following summarizes the highest eight ratings used by Moody's for corporate and municipal bonds. The first four ratings denote investment grade securities.

       Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

       Aa -- Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

       A -- Bonds that are rated A possess many favorable investment attributes and are to be considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

       Baa -- Bonds that are rated Baa are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

       Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

       B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

       Caa, Ca -- Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.


Moody's applies numerical modifiers (1, 2 and 3) with respect to corporate bonds rated Aa through B. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa, A and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1 or Baa1, respectively.

The following summarizes the highest four ratings used by D&P for bonds, each of which denotes that the securities are investment grade:

       AAA -- Bonds that are rated AAA are of the highest credit quality. The risk factors are considered to be negligible, being only slightly more than for risk-free U.S. Treasury debt.

       AA -- Bonds that are rated AA are of high credit quality. Protection factors are strong. Risk is


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       modest, but may vary slightly from time to time because of economic conditions.


       A -- Bonds that are rated A have protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.


       BBB -- Bonds that are rated BBB have below average protection factors but still are considered sufficient for prudent investment. Considerable variability in risk exists during economic cycles.


To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major categories.


The following summarizes the highest four ratings used by Fitch IBCA ("Fitch") for bonds, each of which denotes that the securities are investment grade:


       AAA -- "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.


       AA -- "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.


       A -- "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.


       BBB -- "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

The following summarizes the two highest ratings used by Moody's for short-term municipal notes and variable-rate demand obligations:


       MIG-1/VMIG-1 -- Obligations bearing these designations are of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.


       MIG-2/VMIG-2 -- Obligations bearing these designations are of high quality, with ample margins of protection although not so large as in the preceding group.


The following summarizes the two highest ratings used by S&P for short-term municipal notes:


       SP-1 -- Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a "plus" (+) designation.


       SP-2 -- Satisfactory capacity to pay principal and interest.


The three highest rating categories of D&P for short-term debt, each of which denotes that the securities are investment grade, are D-1, D-2 and D-3. D&P employs three designations, D-1+, D-1 and D-1-, within the highest rating category. D-1+ indicates highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is judged to be "outstanding, and safety is just below risk-free U.S. Treasury short-term obligations." D-1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are considered to be minor. D-1- indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small. D-2 indicates good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small. D-3 indicates satisfactory liquidity and other protection factors which qualify the issue as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.


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The following summarizes the two highest rating categories used by Fitch for short-term obligations:


       F1+ securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.


       F1 securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.


Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1. Commercial paper rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. Commercial paper rated A-3 or B correlates with the S&P Bond rankings (described above) of BBB/ BBB- and BB+, respectively.


The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of senior short-term obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of senior short-term obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained. Issuers rated Prime-3 have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.


For commercial paper, D&P uses the short-term debt ratings described above.


For commercial paper, Fitch uses the short-term debt ratings described above.


BankWatch ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries. BankWatch ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.


BankWatch long-term ratings apply to specific issues of long-term debt and preferred stock. The long-term ratings specifically assess the likelihood of untimely payment of principal or interest over the term to maturity of the rated instrument. The following are the four investment grade ratings used by BankWatch for long-term debt:


       AAA -- The highest category; indicates ability to repay principal and interest on a timely basis is extremely high.


       AA -- The second highest category; indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category.


       A -- The third highest category; indicates the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

       BBB -- The lowest investment grade category; indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.


The BankWatch short-term ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned. The BankWatch short-


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term ratings specifically assess the likelihood of an untimely payment of principal or interest.

       TBW-1 -- The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

       TBW-2 -- The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

       TBW-3 -- The lowest investment grade category; indicates that while more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.


       TBW-4 -- The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.


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